As filed with the Securities and Exchange Commission on April 1, 2010

Registration No. 333-164934

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __
Post-Effective Amendment No. 1

(Check appropriate box or boxes)

Exact Name of Registrant as Specified in Charter:

WELLS FARGO FUNDS TRUST

Area Code and Telephone Number: (800) 552-9612

Address of Principal Executive Offices, including Zip Code:

525 Market Street

San Francisco, California 94163

Name and Address of Agent for Service:

C. David Messman

c/oWells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, California 94105

With copies to:

Marco E. Adelfio, Esq.

GOODWIN PROCTER LLP
901 NEW YORK AVENUE, N.W.
WASHINGTON, D.C. 20001

 No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

WELLS FARGO FUNDS TRUST

PART A

PROSPECTUS/PROXY STATEMENT

Final

Retail & Institutional Money Market Funds (mergers)

[Co-branded logos]

Your Vote Is Important

The enclosed document is a combined prospectus/proxy statement with proposals that pertain to certain Evergreen Funds and Wells Fargo Advantage Funds®. As a shareholder of one or more of these Funds, you are being asked to approve a merger of your Fund into an acquiring Wells Fargo Advantage Fund

The voting process will only take a few minutes

Instructions for returning your proxy vote are enclosed. Please be sure to respond by June 8, 2010, regardless of the number of shares you own.

Highlights of proxy proposals

For your convenience, the following information highlights the principal aspects of the proposals in the proxy. Full details are provided in the prospectus/proxy statement. We encourage you to read it carefully.

Why are these funds being merged?

The enclosed prospectus/proxy statement for the merger of your funds is part of the overall proposal to combine the fund lineup of Wells Fargo Advantage Funds and Evergreen Funds. As a result of the merger between Wells Fargo & Company and Wachovia Corporation, Wells Fargo Funds Management, LLC, the investment advisor to the Wells Fargo Advantage Funds, and Evergreen Investment Management Company, LLC, the investment advisor to the Evergreen Funds, recommended that the Boards of Trustees of the two fund families approve combining the fund families under the Wells Fargo Advantage Funds name.

What am I being asked to vote on?

As a shareholder of the merging (Target) fund, you are being asked to approve the merger of your fund into a surviving (Acquiring) fund. Your fund’s Board of Trustees believes that the merger is in the best interests of your fund and that the interests of existing shareholders would not be diluted as a result of the merger. As such, they recommend that you vote to approve it.

Upon approval by shareholders as well as the satisfaction of other closing conditions, the target fund will transfer all of its assets to the acquiring fund and the acquiring fund will assume all of the liabilities of the target fund in exchange for shares of a comparable class of the acquiring fund. The acquiring fund shares that you receive in a merger will have a total dollar value equal to that of the target fund shares that you hold at the time of the merger

Each merging fund and its corresponding acquiring fund are listed below:

Merging (Target) Fund                      Surviving (Acquiring) Fund

Evergreen Institutional Treasury             Wells Fargo Advantage Treasury Plus Money Market Fund                            Money Market Fund

Evergreen Treasury Money Market      Wells Fargo Advantage Treasury Plus Fund                                                    Money Market Fund

Evergreen Institutional U.S.                   Wells Fargo Advantage Government Government Money Market Fund           Money Market Fund

Evergreen U.S. Government Money      Wells Fargo Advantage Government Market Fund                                          Money Market Fund

Why has my fund’s Board of Trustees recommended that I vote in favor of approving a merger?

Among the factors the Boards considered in recommending the mergers were the following:

  Similarities and differences between the target Funds’ and the acquiring Funds’ investment goals, principal investment strategies and specific portfolio characteristics as well as the relative sizes,   performance records, and expenses of the funds.

Shareholders will not bear any direct expenses in connection with the mergers.

The mergers are expected to be a nontaxable event for U.S. federal income tax purposes.

How do I vote my shares?

You can vote your shares in one of four ways:

Vote online at the Web site address listed on your proxy card.

Call the toll-free number printed on your proxy card.

Complete and sign the enclosed proxy card and return by mail in the enclosed postage paid return envelope (if mailed in the United States).

Attend the special meeting scheduled to be held on June 8, 2010. Whether or not you expect to attend the meeting, we encourage you to vote online or by phone or mail.

What is the due date for returning my vote?

Please read the enclosed proxy materials, consider the information provided carefully, and then vote promptly. The voting process only takes a few minutes. A final vote will take place at a special meeting of shareholders scheduled on June 8, 2010. Your vote must be received by that date.

Is this a taxable event for shareholders?	No. Each merger is expected to be a nontaxable event for U.S. federal income tax purposes.
Whom should I call with questions about the voting process?

If you have any questions about any proposal or related proxy materials, please call your investment professional, trust officer, or an Evergreen client service representative at 1-800-343-2898, Monday through Friday, 9 a.m. to

6 p.m., Eastern Time, or a Wells Fargo Advantage Funds institutional client service representative at 1-800-847-5397, Monday through Friday, 8 a.m. to

6 p.m., Eastern Time. If you have any questions about the voting process or if you would like to vote by telephone, you may call our proxy solicitor, the Altman Group Inc. at 1-800-499-8519.

[Back cover]

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of a municipal fund’s income may be subject to federal, state, and/or local income tax or the alternative minimum tax (AMT). Any capital gains distributions may be taxable

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen Investments SM is a service mark of Evergreen Investment Management Company, LLC.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Wells Fargo Advantage Funds.

Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company, is the distributor of the Evergreen Funds and the Wells Fargo Advantage Funds. 120639 03-10

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

EVERGREEN FUNDS
200 Berkeley Street
Boston, MA 02116-5034
1.800.343.2898

April 1, 2010

Dear Shareholder,

On December 31, 2008, the parent company of the investment adviser to the Evergreen funds, Wachovia Corporation ("Wachovia"), and the parent company of the investment adviser to Wells Fargo Advantage Funds®, Wells Fargo & Company ("Wells Fargo"), merged. Since that date, the investment adviser to the Evergreen funds, Evergreen Investment Management Company, LLC ("EIMC"), and the investment adviser to Wells Fargo Advantage Funds, Wells Fargo Funds Management, LLC ("Funds Management"), have considered rationalizing and reorganizing their mutual fund businesses. After multiple presentations to and discussions with the Boards of Trustees of both the Evergreen funds and Wells Fargo Advantage Funds regarding these matters, on December 30, 2009, EIMC proposed to the Boards of Trustees of the Evergreen funds, and on January 11, 2010, Funds Management proposed to the Boards of Trustees of Wells Fargo Advantage Funds, the mergers outlined in the table below. Both the Boards of Trustees of the Evergreen funds and Wells Fargo Advantage Funds approved the proposed mergers and the related Agreement and Plan of Reorganization, subject to the approval by shareholders of each Target Fund (as set forth in the table below), as part of a comprehensive set of mutual fund mergers across the two fund families.

As a result, you are invited to vote on a proposal to merge your Target Fund into a corresponding Acquiring Fund (shown in the table below) (each a "Merger," and collectively, the "Mergers"). The Board of Trustees of your Target Trust (shown in the table below) has unanimously approved your Target Fund's Merger and recommends that you vote FOR this proposal.

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Evergreen Institutional Treasury Money Market Fund	Evergreen Select Money Market Trust	Wells Fargo Advantage Treasury Plus Money Market Fund	Wells Fargo Funds Trust
Evergreen Treasury Money Market Fund	Evergreen Money Market Trust	Wells Fargo Advantage Treasury Plus Money Market Fund	Wells Fargo Funds Trust
Evergreen Institutional U.S. Government Money Market Fund	Evergreen Select Money Market Trust	Wells Fargo Advantage Government Money Market Fund	Wells Fargo Funds Trust
Evergreen U.S. Government Money Market Fund	Evergreen Money Market Trust	Wells Fargo Advantage Government Money Market Fund	Wells Fargo Funds Trust

If approved by shareholders, this is a general summary of how each Merger will work:

  Each Target Fund will transfer all of its assets to the corresponding Acquiring Fund.

  Each Acquiring Fund will assume all of the liabilities of the corresponding Target Fund.

  Each Acquiring Fund will issue a number of shares to you equal to the number of shares you held in the Target Fund.

  Each Target Fund shareholder will become a shareholder of the corresponding Acquiring Fund and will have his or her investment managed in accordance with the Acquiring Fund's investment strategies.

  You will not incur any sales charges or similar transaction charges as a result of the Merger.

  It is expected that the Merger will be a non-taxable event for shareholders for U.S. federal income tax purposes.

Details about each Target Fund's and Acquiring Fund's investment goals, principal investment strategies, portfolio management team, past performance, principal risks, fees, and expenses, along with additional information about the proposed Mergers, are contained in the attached prospectus/proxy statement. Please read it carefully.

A special meeting of each Target Fund's shareholders will be held on June 8, 2010. Although you are welcome to attend the meeting in person, you do not need to do so in order to vote your shares. Please complete, date, sign and return the enclosed proxy card in the postage-paid envelope provided. You may also vote by telephone or the internet by following the voting instructions as outlined at the end of this prospectus/proxy statement. If your Target Fund does not receive your vote after several weeks, you may receive a telephone call from The Altman Group, our proxy solicitor, requesting your vote. If you have any questions about the Mergers or the proxy card, please call The Altman Group at (800) 499-8519 (toll-free).

Remember, your vote is important to us, no matter how many shares you own. Please take this opportunity to vote. Thank you for taking this matter seriously and participating in this important process.

Sincerely,

W. Douglas Munn
President
Evergreen Funds

EVERGREEN FUNDS
200 Berkeley Street
Boston, MA 02116-5034
1.800.343.2898

April 1, 2010

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 8, 2010

A Special Meeting (the "Meeting") of Shareholders of your Target Fund, a series of the Target Trust, each set forth in the table below, will be held at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California 94105 on June 8, 2010 at 10:00 a.m., Pacific time.

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Evergreen Institutional Treasury Money Market Fund	Evergreen Select Money Market Trust	Wells Fargo Advantage Treasury Plus Money Market Fund	Wells Fargo Funds Trust
Evergreen Treasury Money Market Fund	Evergreen Money Market Trust	Wells Fargo Advantage Treasury Plus Money Market Fund	Wells Fargo Funds Trust
Evergreen Institutional U.S. Government Money Market Fund	Evergreen Select Money Market Trust	Wells Fargo Advantage Government Money Market Fund	Wells Fargo Funds Trust
Evergreen U.S. Government Money Market Fund	Evergreen Money Market Trust	Wells Fargo Advantage Government Money Market Fund	Wells Fargo Funds Trust

With respect to your Target Fund, the Meeting is being held for the following purposes:

  To consider and act upon an Agreement and Plan of Reorganization (the "Plan") dated as of March 1, 2010, providing for the reorganization of the Target Fund, including the acquisition of all of the assets of the Target Fund by the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund (the "Acquisition Shares") and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund. The Plan also provides for the prompt distribution of the Acquisition Shares to shareholders of the corresponding Target Fund in liquidation of the Target Fund.

  To transact any other business which may properly come before the Meeting or any adjournment(s) thereof.

Any adjournment(s) of the Meeting will be held at the above address. The Board of Trustees of your Target Fund has fixed the close of business on March 10, 2010 as the record date (the "Record Date") for the Meeting. Only shareholders of record as of the close of business on the Record Date will be entitled to this notice, and to vote at the Meeting or any adjournment(s) thereof.

IT IS IMPORTANT THAT PROXY CARDS BE RETURNED PROMPTLY. ALL SHAREHOLDERS ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THEIR ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE, OR TO VOTE USING ONE OF THE OTHER METHODS DESCRIBED AT THE END OF THE PROSPECTUS/PROXY STATEMENT SO THAT YOUR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY CARD WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

By order of the Board of Trustees,

Michael H. Koonce
Secretary

EVERGREEN FUNDS
200 Berkeley Street
Boston, MA 02116-5034
1.800.343.2898

WELLS FARGO FUNDS TRUST
525 Market Street, 12th Floor
San Francisco, CA 94105
1.800.222.8222

April 1, 2010

PROSPECTUS/PROXY STATEMENT

This prospectus/proxy statement contains information you should know before voting on the proposed merger (the "Merger") of your Target Fund into the corresponding Acquiring Fund as set forth and defined in the table below, each of which is a series of a registered open-end management investment company. If approved, the Merger will result in your receiving shares of the Acquiring Fund in exchange for your shares of the Target Fund.

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Evergreen Institutional Treasury Money Market Fund	Evergreen Select Money Market Trust	Wells Fargo Advantage Treasury Plus Money Market Fund	Wells Fargo Funds Trust
Evergreen Treasury Money Market Fund	Evergreen Money Market Trust	Wells Fargo Advantage Treasury Plus Money Market Fund	Wells Fargo Funds Trust
Evergreen Institutional U.S. Government Money Market Fund	Evergreen Select Money Market Trust	Wells Fargo Advantage Government Money Market Fund	Wells Fargo Funds Trust
Evergreen U.S. Government Money Market Fund	Evergreen Money Market Trust	Wells Fargo Advantage Government Money Market Fund	Wells Fargo Funds Trust

The Target and Acquiring Funds listed above are collectively referred to as the "Funds." The Target and Acquiring Trusts listed above are collectively referred to as the "Trusts."

Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and/or Merger has been filed with the Securities and Exchange Commission ("SEC").

The prospectuses of each Target Fund and each Acquiring Fund are incorporated into this document by reference and are legally deemed to be part of this prospectus/proxy statement.

The Statement of Additional Information relating to this prospectus/proxy statement (the "Merger SAI"), dated the same date as this prospectus/proxy statement, is also incorporated into this document by reference and is legally deemed to be part of this prospectus/proxy statement.

The Statement of Additional Information ("SAI") and the annual and semi-annual reports of each Target Fund and each Acquiring Fund are incorporated into the Merger SAI by reference and are legally deemed to be part of the Merger SAI.

A copy of your Acquiring Fund's prospectus accompanies this prospectus/proxy statement.

Copies of these documents pertaining to a Target Fund are available upon request without charge by writing to the address above, calling 1.800.343.2898 or visiting the Evergreen Funds' Web site at www.evergreeninvestments.com. Copies of these documents pertaining to an Acquiring Fund are available upon request without charge by writing to Wells Fargo Advantage Funds®, P.O. Box 8266, Boston, MA 02266-8266, calling 1.800.222.8222 or visiting the Wells Fargo Advantage Funds Web site at www.wellsfargo.com/advantagefunds.

You may also view or obtain these documents from the SEC: by phone at 1.800.SEC.0330 (duplicating fee required); in person or by mail at Public Reference Section, Securities and Exchange Commission, 100 F. Street, N.E., Washington, D.C. 20549-0213 (duplicating fee required); by email at publicinfo@sec.gov (duplicating fee required); or by internet at www.sec.gov.

The SEC has not approved or disapproved these securities or determined if this prospectus/proxy statement is truthful or complete. Any representation to the contrary is a criminal offense.

The shares offered by this prospectus/proxy statement are not deposits of a bank, and are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.

OVERVIEW

This section summarizes the primary features and consequences of your Merger. This summary is qualified in its entirety by reference to the information contained elsewhere in this prospectus/proxy statement, in the Merger SAI, in each Fund's prospectus, in each Fund's financial statements contained in the annual and semi-annual reports, and in each Fund's SAI, and in the Agreement and Plan of Reorganization (the "Plan"), a form of which is attached as Exhibit A hereto.

Key Features of the Mergers

The Plan sets forth the key features of each Merger and generally provides for the following:

  the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund;

  the assumption by the Acquiring Fund of all of the liabilities of the Target Fund;

  the liquidation of the Target Fund by distributing the shares of the Acquiring Fund to the Target Fund's shareholders; and

  the assumption of the costs of each Merger (other than costs incurred from securities transactions in connection with the Merger) by Wells Fargo Funds Management, LLC ("Funds Management") and/or Evergreen Investment Management Company, LLC ("EIMC") or one of its affiliates.

The Mergers are scheduled to take place on or about July 9, 2010. For a more complete description of the Mergers, see the section entitled "Agreement and Plan of Reorganization," as well as Exhibit A.

Board of Trustees Recommendation

At a meeting held on December 30, 2009 for the Board of Trustees of the Evergreen funds, the Trustees of your Target Fund, including a majority of the Trustees who are not "interested persons" of your Target Fund, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), considered and unanimously approved the Merger of your Target Fund.

Before approving the Mergers, the Trustees reviewed, among other things, information about the Funds and the proposed transactions. This included, among other things, a comparison of various factors, such as the relative sizes of the Funds, the performance records of the Funds, and the expenses of the Funds (including pro forma expense information of each surviving fund following the Mergers), as well as similarities and differences between the Funds' investment goals, principal investment strategies and specific portfolio characteristics.

The Board of Trustees of your Target Fund, including all of the Independent Trustees, has concluded that the Merger would be in the best interests of your Target Fund, and that existing shareholders' interests would not be diluted as a result of the Merger. Accordingly, the Trustees have submitted the Plan to the Target Fund's shareholders and unanimously recommended its approval. The Board of Trustees of Wells Fargo Advantage Funds has also approved the Plan on behalf of each Acquiring Fund.

For further information about the considerations of your Target Trust's Board, please see the section entitled "Reasons for the Mergers."

Merger Summary (Goals, Strategies, Risks, Performance, Expense, Management and Tax Information)

The following section provides a comparison between the Funds with respect to their investment goals, principal investment strategies, fundamental investment policies, risks, performance records, sales charges and expenses. It also provides information about what the management and share class structure of your Acquiring Fund will be after the Merger. The information below is only a summary; for more detailed information, please see the rest of this prospectus/proxy statement and each Fund's prospectus and SAI. In this section, percentages of a Wells Fargo Advantage Fund's "net assets" are measured as percentages of net assets plus borrowings for investment purposes. References to "we" in the principal investment strategy discussion for a Wells Fargo Advantage Fund generally refer to Funds Management, a sub-adviser or the portfolio manager(s).

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND AND EVERGREEN TREASURY MONEY MARKET FUND INTO WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

In addition to your Target Fund, shareholders in one or more other Target Funds are being asked to approve a Merger into your Acquiring Fund. Your Merger is not contingent upon approval of any other Merger by shareholders of any other Target Fund.

Share Class Information

The following tables illustrate the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Institutional Treasury Money Market Fund:	You will get this class of shares of Wells Fargo Advantage Treasury Plus Money Market Fund:
Administrative Class[1]	Institutional Class
Institutional Service Class	Service Class
Institutional Class[2]	Institutional Class
Investor Class[1]	Institutional Class
Participant Class	Service Class
1	Following completion of the Mergers, former Administrative and Investor Class shareholders of any applicable Target Fund will not need to meet the minimum investment requirements applicable to the Institutional Class shares of any Wells Fargo Advantage Fund received in the Merger.
2	Following completion of the Mergers, former Institutional Class shareholders of any applicable Target Fund will not need to meet the minimum investment requirements applicable to the Institutional Class shares of any Wells Fargo Advantage Fund received in a Merger.

If you own this class of shares of Evergreen Treasury Money Market Fund:	You will get this class of shares of Wells Fargo Advantage Treasury Plus Money Market Fund:
Class A	Class A
Class I	Service Class
Class S	Sweep Class[1]
1	Sweep Class will be created on or about July 1, 2010 to receive the assets of the corresponding share class set forth above. For additional information on Sweep Class shares, please see Exhibit E.

After the Merger, you will receive a number of shares of the Acquiring Fund equal to the number of shares you held in the Target Fund on the business day immediately prior to the Merger. Both Funds use the "amortized cost" method of valuation to value their investments. For an explanation of how that method may affect the value of the shares you receive in the Merger, please see the section of this prospectus/proxy statement entitled "Pricing Fund Shares."

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and taxpayer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Evergreen Institutional Treasury Money Market Fund and Wells Fargo Advantage Treasury Plus Money Market Fund. Although the Funds use different terminology and descriptions to describe their investment goals and investment strategies, the Funds' investment goals are substantively the same and their investment strategies are substantially similar. The Funds seek current income, while preserving capital and liquidity. The Wells Fargo Advantage Treasury Plus Money Market Fund normally invests exclusively in short-term U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations, while Evergreen Institutional Treasury Money Market Fund normally invests at least 80% of its assets in such securities and may invest the other 20% of its assets in other debt obligations, but typically invests this amount in repurchase agreements with respect to securities issued or guaranteed by the Government National Mortgage Association ("GNMA"). This means that Evergreen Institutional Treasury Money Market Fund may have more exposure to securities issued or guaranteed by GNMA than does the Wells Fargo Advantage Treasury Plus Money Market Fund.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND (Target Fund)	WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks to maintain stability of principal while earning current income and providing liquidity.	The Fund seeks current income, while preserving capital and liquidity.
PRINCIPAL INVESTMENT STRATEGIES[1]

The Fund normally invests at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements with respect to such securities. U.S. Treasury securities are guaranteed as to principal and interest by, and supported by the full faith and credit of, the U.S. government. The Fund may invest up to 20% of its assets in other debt obligations, but typically invests this portion in repurchase agreements with respect to securities issued or guaranteed by GNMA. Securities issued by GNMA are also backed by the full faith and credit of the U.S. government.

Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations. We actively manage a portfolio of short-term obligations issued by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces its final maturity to no greater than 397 days. The Fund generally maintains a dollar-weighted average maturity of 60 days or less. Maturity generally measures the time until final payment on a fixed income security is due. The Fund will not acquire any second-tier security with a remaining maturity of greater than 45 days, unless such security has a maturity shortening feature that reduces its final maturity to no greater than 45 days.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.
1	Reflects the principal investment strategies of the Target Fund that will be in effect on May 28, 2010.

Although the Funds have historically used different terminology and descriptions to describe their fundamental investment policies, the fundamental investment policies of the Target and Acquiring Funds are substantively similar, except that the Wells Fargo Advantage Treasury Plus Money Market Fund reserves the ability to concentrate in obligations of domestic banks. For a comparative chart of fundamental investment policies, please see Exhibit B.

Evergreen Treasury Money Market Fund and Wells Fargo Advantage Treasury Plus Money Market Fund. Although the Funds use different terminology and descriptions to describe their investment goals and investment strategies, the Funds' investment goals are substantively the same and their investment strategies are substantially similar. The Funds seek current income, while preserving capital and liquidity. The Wells Fargo Advantage Treasury Plus Money Market Fund normally invests exclusively in short-term U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations, while Evergreen Treasury Money Market Fund normally invests at least 80% of its assets in such securities and may invest the other 20% of its assets in other debt obligations, but typically invests this amount in repurchase agreements with respect to securities issued or guaranteed by the Government National Mortgage Association ("GNMA"). This means that Evergreen Treasury Money Market Fund may have more exposure to securities issued or guaranteed by GNMA than does the Wells Fargo Advantage Treasury Plus Money Market Fund.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN TREASURY MONEY MARKET FUND (Target Fund)	WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks to maintain stability of principal while earning current income and providing liquidity.	The Fund seeks current income, while preserving capital and liquidity.
PRINCIPAL INVESTMENT STRATEGIES[1]

The Fund normally invests at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements with respect to such securities. U.S. Treasury securities are guaranteed as to principal and interest by, and supported by the full faith and credit of, the U.S. government. The Fund may invest up to 20% of its assets in other debt obligations, but typically invests this portion in repurchase agreements with respect to securities issued or guaranteed by GNMA. Securities issued by GNMA are also backed by the full faith and credit of the U.S. government.

Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations. We actively manage a portfolio of short-term obligations issued by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces its final maturity to no greater than 397 days. The Fund generally maintains a dollar-weighted average maturity of 60 days or less. Maturity generally measures the time until final payment on a fixed income security is due. The Fund will not acquire any second-tier security with a remaining maturity of greater than 45 days, unless such security has a maturity shortening feature that reduces its final maturity to no greater than 45 days.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.
1	Reflects the principal investment strategies of the Target Fund that will be in effect on May 28, 2010.

Although the Funds have historically used different terminology and descriptions to describe their fundamental investment policies, the fundamental investment policies of the Target and Acquiring Funds are substantively similar, except that the Wells Fargo Advantage Treasury Plus Money Market Fund reserves the ability to concentrate in obligations of domestic banks. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until recently, the Funds have historically used different terminology and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to an investment in the Wells Fargo Advantage Treasury Plus Money Market Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions."

Principal Risks
Counter-Party Risk
Debt Securities Risk
Issuer Risk
Management Risk
Market Risk
Money Market Fund Risk
Regulatory Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following bar charts and tables illustrate how each Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com and for a Wells Fargo Advantage Fund at www.wellsfargo.com/advantagefunds.

Year-by-Year Total Return for Institutional Class Shares (%) for Evergreen Institutional Treasury Money Market Fund

To obtain 7-day yield information, call (800) 847-5397.

Highest Quarter:	4th Quarter 2000	+1.60%
Lowest Quarter:	4th Quarter 2009	+0.00%

Year-by-Year Total Return for Class I Shares (%) for Evergreen Treasury Money Market Fund

To obtain 7-day yield information, call (800) 343-2898.

Highest Quarter:	4th Quarter 2000	+1.54%
Lowest Quarter:	4th Quarter 2009	+0.00%

Year-by-Year Total Return for Institutional Shares (%) for Wells Fargo Advantage Treasury Plus Money Market Fund

To obtain 7-day yield information, call (800) 222-8222.

Highest Quarter:	4th Quarter 2000	+1.58%
Lowest Quarter:	4th Quarter 2009	+0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
Evergreen Institutional Treasury Money Market Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrative Class	5/1/2001	0.11%	2.77%	2.74%
Institutional Class	11/20/1996	0.14%	2.82%	2.78%
Investor Class	5/1/2001	0.09%	2.73%	2.69%
Institutional Service Class	11/27/1996	0.03%	2.59%	2.54%
Participant Class	5/1/2001	0.02%	2.41%	2.39%
BofA Merrill Lynch 3 Month U.S. Treasury Bill Index[2] (reflects no deduction for fees, expenses, or taxes)		0.21%	3.02%	2.99%
1	Historical performance shown for Administrative Class, Investor Class and Participant Class prior to their inception is based on the performance of Institutional Class, the original class offered. The historical returns have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.05% for Administrative Class, 0.10% for Investor Class and 0.50% for Participant Class. Institutional Class does not pay a 12b-1 fee. If these fees had been reflected, 10 year returns would have been lower.
2	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

Average Annual Total Returns for the periods ended 12/31/2009[1]
Evergreen Treasury Money Market Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	3/6/1991	0.02%	2.40%	2.31%
Class I	3/6/1991	0.02%	2.63%	2.58%
Class S	6/30/2000	0.02%	2.17%	2.06%
BofA Merrill Lynch 3 Month U.S. Treasury Bill Index[2] (reflects no deduction for fees, expenses, or taxes)		0.21%	3.02%	2.99%
1	Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered along with Class I. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, 10 year returns for Class S would have been lower.
2	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage Treasury Plus Money Market Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A1	7/28/2003	0.01%	2.47%	2.38%
Institutional Class	10/1/1985	0.04%	2.82%	2.76%
Service Class	10/1/1985	0.01%	2.58%	2.52%
Sweep Class[2]	7/1/2010	0.01%	2.58%	2.52%
1	Performance shown prior to the inception of the Class A shares reflects the performance of the Service Class shares, adjusted to reflect Class A expenses.
2	Performance shown for the Sweep Class reflects the performance of the Service Class shares, and is not adjusted to reflect Sweep Class expenses. The Service Class shares annual returns are similar to what the Sweep Class share returns would be because the Service and Sweep Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses. The Fund incurs a shareholder servicing fee of 0.25% for the Service Class and Sweep Class and a 12b-1 fee of 0.35% for Sweep Class. The Service Class does not pay a 12b-1 fee. The Fund currently incurs a total net operating expense ratio of up to 0.50% for the Service Class and is expected to incur a total net operating expense ratio of up to 1.05% for the Sweep Class. The performance shown would have been lower if it was adjusted to reflect Sweep Class expenses.

Shareholder Fee and Fund Expense Comparison

The expenses for each class of shares of your Target Fund may be different from those of the corresponding class of shares of the Acquiring Fund. With respect to both the Target and Acquiring Funds, no sales charges are imposed on either purchases or sales of fund shares.

The following tables entitled "Annual Fund Operating Expenses" allow you to compare the annual operating expenses of the Funds. The total annual fund operating expenses (before and after waiver) for both the Target and the Acquiring Funds set forth in the following tables are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming each Merger had taken place at the beginning of that period. The pro forma expense information assumes that shareholders of each Target Fund approve their respective Merger with the Acquiring Fund and that each Merger is consummated. The tables exclude any costs related to the Funds' participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds, which has terminated. Since Sweep Class shares of the Acquiring Fund have not yet commenced operations, Sweep Class shares are not included in the table entitled "Annual Fund Operating Expenses - Wells Fargo Advantage Treasury Plus Money Market Fund." Exhibit C contains expense tables and examples for both Target and Acquiring Funds based upon the actual expenses incurred by such Funds during the fiscal year ended January 31, 2009 for Evergreen Treasury Money Market Fund and February 28, 2009 for Evergreen Institutional Treasury Money Market Fund and the Acquiring Fund. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund for the 12-month period ended August 31, 2009, assuming the Mergers had taken place at the beginning of that 12-month period.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Institutional Treasury Money Market Fund
Total Annual Fund Operating Expenses[1]
Administrative Class	0.24%
Institutional Class	0.19%
Investor Class	0.29%
Institutional Service Class	0.44%
Participant Class	0.69%
1	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment adviser in order to reduce expense ratios. Including voluntary fee waivers and/or expense reimbursements as of September 30, 2009, Total Annual Fund Operating Expenses were 0.39% for Institutional Service Class and 0.45% for Participant Class. The Fund's investment adviser may cease these voluntary waivers and/or reimbursements at any time.

Evergreen Treasury Money Market Fund
Total Annual Fund Operating Expenses[1]
Class A	0.74%
Class I	0.44%
Class S	1.04%
1	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment adviser in order to reduce expense ratios. Including voluntary fee waivers and/or expense reimbursements as of September 30, 2009, Total Annual Fund Operating Expenses were 0.41% for Class A, 0.37% for Class I and 0.44% for Class S. The Fund's investment adviser may cease these voluntary waivers and/or reimbursements at any time.

Wells Fargo Advantage Treasury Plus Money Market Fund
	Total Annual Fund Operating Expenses (Before Waiver)[1]	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.65%	0.65%
Institutional Class	0.26%	0.20%
Service Class	0.55%	0.50%
1	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2	Funds Management has committed through 6/30/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.
3	The adviser has also voluntarily agreed to further reduce fund expenses. Such fee reduction is not reflected in the table. Had this voluntary reduction been taken into account, net fund expenses would have been 0.24% for Class A and 0.24% for Service Class. This expense reduction is voluntary and temporary and may be revised or terminated by the adviser at any time without notice.

Wells Fargo Advantage Treasury Plus Money Market Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)[1]	Total Annual Fund Operating Expenses (After Waiver)[2]
Class A	0.62%	0.62%
Institutional Class	0.23%	0.20%
Service Class	0.52%	0.45%
Sweep Class	0.97%	0.97%
1	If one, but not both, of the Mergers is consummated, the Total Annual Fund Operating Expenses (Before Waiver) shown would have been less than 0.01% higher for each class.
2	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.65% for Class A, 0.20% for Institutional Class, 0.45% for Service Class, and 1.05% for Sweep Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen Institutional Treasury Money Market Fund, Evergreen Treasury Money Market Fund, and the Wells Fargo Advantage Treasury Plus Money Market Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). The fees charged to the Administrative Class, Institutional Service Class, Investor Class, and Participant Class shares of Evergreen Institutional Treasury Money Market Fund pursuant to the Fund's Distribution Plan are 0.05%, 0.25%, 0.10%, and 0.50%, respectively. The fees charged to Class A and Class S shares of Evergreen Treasury Money Market Fund pursuant to the Fund's Distribution Plan are 0.30% and 0.60%, respectively. The fees charged to the Sweep Class shares of the Wells Fargo Advantage Treasury Plus Money Market Fund pursuant to the Fund's Distribution Plan are 0.35%. Service Class, and Class A shares of the Wells Fargo Advantage Treasury Plus Money Market Fund are not subject to any fees under the Fund's Distribution Plan. However, the Service Class, Class A, and Sweep Class shares of the Wells Fargo Advantage Treasury Plus Money Market Fund are subject to a shareholder servicing fee of up to 0.25%. Class I shares of Evergreen Treasury Money Market Fund and Institutional Class shares of Evergreen Institutional Treasury Money Market Fund and the Wells Fargo Advantage Treasury Plus Money Market Fund are not subject to any fee under the Funds' Distributions Plans or a shareholder servicing fee.

Fund Management Information

The following table identifies the investment adviser and investment sub-adviser for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Treasury Plus Money Market Fund
Investment Adviser	Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss for U.S. federal income tax purposes directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over for U.S. federal income tax purposes to the shares of the Acquiring Fund you receive as a result of the Merger.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND AND EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND INTO WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

In addition to your Target Fund, shareholders in one or more other Target Funds are being asked to approve a Merger into your Acquiring Fund. Your Merger is not contingent upon approval of any other Merger by shareholders of any other Target Fund.

Share Class Information

The following tables illustrate the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Institutional U.S. Government Money Market Fund:	You will get this class of shares of Wells Fargo Advantage Government Money Market Fund:
Institutional Service Class	Service Class
Institutional Class[1]	Institutional Class
Investor Class[2]	Institutional Class
Participant Class	Service Class
1	Following completion of the Mergers, former Institutional Class shareholders of any applicable Target Fund will not need to meet the minimum investment requirements applicable to the Institutional Class shares of any Wells Fargo Advantage Fund received in a Merger.
2	Following completion of the Mergers, former Investor Class shareholders of any applicable Target Fund will not need to meet the minimum investment requirements applicable to the Institutional Class shares of any Wells Fargo Advantage Fund received in the Merger.

If you own this class of shares of Evergreen U.S. Government Money Market Fund:	You will get this class of shares of Wells Fargo Advantage Government Money Market Fund:
Class A	Class A
Class S	Sweep Class[1]
1	Sweep Class will be created on or about July 1, 2010 to receive the assets of the corresponding share class set forth above. For additional information on Sweep Class shares, please see Exhibit E.

After the Merger, you will receive a number of shares of the Acquiring Fund equal to the number of shares you held in the Target Fund on the business day immediately prior to the Merger. Both Funds use the "amortized cost" method of valuation to value their investments. For an explanation of how that method may affect the value of the shares you receive in the Merger, please see the section of this prospectus/proxy statement entitled "Pricing Fund Shares."

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and taxpayer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Evergreen Institutional U.S. Government Money Market Fund and Wells Fargo Advantage Government Money Market Fund. Although the Funds use different terminology and descriptions to describe their investment goals and investment strategies, the Funds' investment goals are substantively the same and their investment strategies are substantially similar. The Funds seek current income, while preserving capital and liquidity. Evergreen Institutional U.S. Government Money Market Fund normally invests at least 80% of its assets in high-quality, short-term money market securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect to such securities, while the Wells Fargo Advantage Government Money Market Fund normally invests exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. For both Funds, U.S. Government obligations include obligations that are not backed by the full faith and credit of the U.S. Government, but rather only by the credit of the issuing agency or instrumentality.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (Target Fund)	WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.	The Fund seeks current income, while preserving capital and liquidity.
PRINCIPAL INVESTMENT STRATEGIES[1]

The Fund normally invests at least 80% of its assets in high-quality, short-term money market securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect to such securities.

Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. We actively manage a portfolio of short-term U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. These investments may have fixed, floating, or variable rates of interest.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces its final maturity to no greater than 397 days. The Fund will not acquire any second-tier security with a remaining maturity of greater than 45 days, unless such security has a maturity shortening feature that reduces its final maturity to no greater than 45 days.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.
1	Reflects the principal investment strategies of the Target Fund that will be in effect on May 28, 2010.

Although the Funds have historically used different terminology and descriptions to describe their fundamental investment policies, the fundamental investment policies of the Target and Acquiring Funds are substantively similar, except that the Wells Fargo Advantage Government Money Market Fund reserves the ability to concentrate in obligations of domestic banks. For a comparative chart of fundamental investment policies, please see Exhibit B.

Evergreen U.S. Government Money Market Fund and Wells Fargo Advantage Government Money Market Fund. Although the Funds use different terminology and descriptions to describe their investment goals and investment strategies, the Funds' investment goals are substantively the same and their investment strategies are substantially similar. The Funds seek current income, while preserving capital and liquidity. Evergreen U.S. Government Money Market Fund normally invests at least 80% of its assets in high-quality, short-term money market securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect to such securities, while the Wells Fargo Advantage Government Money Market Fund normally invests exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. For both Funds, U.S. Government obligations include obligations that are not backed by the full faith and credit of the U.S. Government, but rather only by the credit of the issuing agency or instrumentality.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND (Target Fund)	WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.	The Fund seeks current income, while preserving capital and liquidity.
PRINCIPAL INVESTMENT STRATEGIES[1]

The Fund normally invests at least 80% of its assets in high-quality, short-term money market securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect to such securities.

Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. We actively manage a portfolio of short-term U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. These investments may have fixed, floating, or variable rates of interest.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any first-tier security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces its final maturity to no greater than 397 days. The Fund will not acquire any second-tier security with a remaining maturity of greater than 45 days, unless such security has a maturity shortening feature that reduces its final maturity to no greater than 45 days.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.
1	Reflects the principal investment strategies of the Target Fund that will be in effect on May 28, 2010.

Although the Funds have historically used different terminology and descriptions to describe their fundamental investment policies, the fundamental investment policies of the Target and Acquiring Funds are substantively similar, except that the Wells Fargo Advantage Government Money Market Fund reserves the ability to concentrate in obligations of domestic banks. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until recently, the Funds have historically used different terminology and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to an investment in the Wells Fargo Advantage Government Money Market Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions."

Principal Risks
Counter-Party Risk
Debt Securities Risk
Issuer Risk
Management Risk
Market Risk
Money Market Fund Risk
Regulatory Risk
U.S. Government Obligations Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following bar charts and tables illustrate how each Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com and for a Wells Fargo Advantage Fund at www.wellsfargo.com/advantagefunds.

Year-by-Year Total Return for Institutional Service Class Shares (%) for Evergreen Institutional U.S. Government Money Market Fund

To obtain 7-day yield information, call (800) 847-5397.

Highest Quarter:	4th Quarter 2000	+1.56%
Lowest Quarter:	3rd Quarter 2009	+0.01%

Year-by-Year Total Return for Class S Shares (%) for Evergreen U.S. Government Money Market Fund

To obtain 7-day yield information, call (800) 343-2898.

Highest Quarter:	4th Quarter 2006	+1.08%
Lowest Quarter:	4th Quarter 2009	+0.01%

Year-by-Year Total Return for Service Class Shares (%) for Wells Fargo Advantage Government Money Market Fund

To obtain 7-day yield information, call (800) 222-8222.

Highest Quarter:	4th Quarter 2000	+1.54%
Lowest Quarter:	2nd Quarter 2009	+0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
Evergreen Institutional U.S. Government Money Market Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	10/1/1999	0.23%	3.02%	2.90%
Investor Class	5/1/2001	0.17%	2.93%	2.82%
Institutional Service Class	10/1/1999	0.12%	2.80%	2.66%
Participant Class	5/1/2001	0.06%	2.58%	2.49%
BofA Merrill Lynch 3 Month U.S. Treasury Bill Index[2] (reflects no deduction for fees, expenses, or taxes)		0.21%	3.02%	2.99%
1	Historical performance shown for Investor Class and Participant Class prior to their inception is based on the performance of Institutional Class, one of the original classes offered along with Institutional Service Class. The historical returns have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.10% for Investor Class, 0.25% for Institutional Service Class and 0.50% for Participant Class. Institutional Class does not pay a 12b-1 fee. If these fees had been reflected, 10 year returns would have been lower.
2	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

Average Annual Total Returns for the periods ended 12/31/2009
Evergreen U.S. Government Money Market Fund	Inception Date of Share Class	1 Year	5 Year	Performance Since 6/26/2001
Class A	6/26/2001	0.06%	2.58%	1.88%
Class S	6/26/2001	0.04%	2.33%	1.69%
BofA Merrill Lynch 3 Month U.S. Treasury Bill Index[1] (reflects no deduction for fees, expenses, or taxes)		0.21%	3.02%	2.47%
1	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage Government Money Market Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	11/8/1999	0.02%	2.68%	2.50%
Institutional Class[1]	7/28/2003	0.15%	3.06%	2.85%
Service Class	11/16/1987	0.04%	2.79%	2.67%
Sweep Class[2]	7/1/2010	0.04%	2.79%	2.67%
1	Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and higher than those of the Institutional Class shares.
2	Performance shown for the Sweep Class reflects the performance of the Service Class shares, and is not adjusted to reflect Sweep Class expenses. The Service Class shares annual returns are similar to what the Sweep Class share returns would be because the Service and Sweep Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses. The Fund incurs a shareholder servicing fee of 0.25% for the Service Class and Sweep Class and a 12b-1 fee of 0.35% for Sweep Class. The Service Class does not pay a 12b-1 fee. The Fund currently incurs a total net operating expense ratio of up to 0.50% for the Service Class and is expected to incur a total net operating expense ratio of up to 1.05% for the Sweep Class. The performance shown would have been lower if it was adjusted to reflect Sweep Class expenses.

Shareholder Fee and Fund Expense Comparison

The expenses for each class of shares of your Target Fund may be different from those of the corresponding class of shares of the Acquiring Fund. With respect to both the Target and Acquiring Funds, no sales charges are imposed on either purchases or sales of fund shares.

The following tables entitled "Annual Fund Operating Expenses" allow you to compare the annual operating expenses of the Funds. The total annual fund operating expenses (before and after waiver) for both the Target and the Acquiring Funds set forth in the following tables are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming each Merger had taken place at the beginning of that period. The pro forma expense information assumes that shareholders of each Target Fund approve their respective Merger with the Acquiring Fund and that each Merger is consummated. The tables exclude any costs related to the Funds' participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds, which has terminated. Since Sweep Class shares of the Acquiring Fund have not yet commenced operations, Sweep Class shares are not included in the table entitled "Annual Fund Operating Expenses - Wells Fargo Advantage Government Money Market Fund." Exhibit C contains expense tables and examples for both Target and Acquiring Funds based upon the actual expenses incurred by such Funds during the fiscal year ended January 31, 2009 for Evergreen U.S. Government Money Market Fund and February 28, 2009 for Evergreen Institutional U.S. Government Money Market Fund and the Acquiring Fund. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund for the 12-month period ended August 31, 2009, assuming the Mergers had taken place at the beginning of that 12-month period.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Institutional U.S. Government Money Market Fund
Total Annual Fund Operating Expenses[1]
Institutional Class	0.22%
Investor Class	0.32%
Institutional Service Class	0.47%
Participant Class	0.72%
1	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment adviser in order to reduce expense ratios. Including voluntary fee waivers and/or expense reimbursements as of September 30, 2009, Total Annual Fund Operating Expenses were 0.31% for Investor Class, 0.41% for Institutional Service Class, and 0.54% for Participant Class. The Fund's investment adviser may cease these voluntary waivers and/or reimbursements at any time.

Evergreen U.S. Government Money Market Fund
Total Annual Fund Operating Expenses[1]
Class A	0.79%
Class S	1.09%
1	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment adviser in order to reduce expense ratios. Including voluntary fee waivers and/or expense reimbursements as of September 30, 2009, Total Annual Fund Operating Expenses were 0.58% for Class A and 0.63% for Class S. The Fund's investment adviser may cease these voluntary waivers and/or reimbursements at any time.

Wells Fargo Advantage Government Money Market Fund
	Total Annual Fund Operating Expenses (Before Waiver)[1]	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.63%	0.63%
Institutional Class	0.24%	0.20%
Service Class	0.53%	0.50%
1	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2	Funds Management has committed through 6/30/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.65% for Class A, 0.20% for Institutional Class, and 0.50% for Service Class. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.
3	The adviser has also voluntarily agreed to further reduce fund expenses. Such fee reduction is not reflected in the table. Had this voluntary reduction been taken into account, net fund expenses would have been 0.47% for Class A and 0.43% for Service Class. This expense reduction is voluntary and temporary and may be revised or terminated by the adviser at any time without notice.

Wells Fargo Advantage Government Money Market Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)[1]	Total Annual Fund Operating Expenses (After Waiver)[2]
Class A	0.62%	0.62%
Institutional Class	0.23%	0.20%
Service Class	0.52%	0.50%
Sweep Class	0.97%	0.97%
1	If one, but not both, of the Mergers is consummated, the Total Annual Fund Operating Expenses (Before Waiver) shown would have been less than 0.01% higher for each class.
2	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.65% for Class A, 0.20% for Institutional Class, 0.50% for Service Class, and 1.05% for Sweep Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen Institutional U.S. Government Money Market Fund, Evergreen U.S. Government Money Market Fund, and the Wells Fargo Advantage Government Money Market Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). The fees charged to the Institutional Service Class, Investor Class, and Participant Class shares of Evergreen Institutional U.S. Government Money Market Fund pursuant to the Fund's Distribution Plan are 0.25%, 0.10%, and 0.50%, respectively. The fees charged to Class A and Class S shares of Evergreen U.S. Government Money Market Fund pursuant to the Fund's Distribution Plan are 0.30% and 0.60%, respectively. The fees charged to the Sweep Class shares of the Wells Fargo Advantage Government Money Market Fund pursuant to the Fund's Distribution Plan are 0.35%. Service Class, and Class A shares of the Wells Fargo Advantage Government Money Market Fund are not subject to any fees under the Fund's Distribution Plan. However, the Service Class, Class A, and Sweep Class shares of the Wells Fargo Advantage Government Money Market Fund are subject to a shareholder servicing fee of up to 0.25%. Institutional Class shares of Evergreen Institutional U.S. Government Money Market Fund and the Wells Fargo Advantage Government Money Market Fund are not subject to any fee under the Funds' Distributions Plans or a shareholder servicing fee.

Fund Management Information

The following table identifies the investment adviser and investment sub-adviser for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Government Money Market Fund
Investment Adviser	Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss for U.S. federal income tax purposes directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over for U.S. federal income tax purposes to the shares of the Acquiring Fund you receive as a result of the Merger.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

RISK DESCRIPTIONS

An investment in each Fund is subject to certain risks. There is no assurance that investment performance of a Fund will be positive or that the Fund will meet its investment goal. An investment in a mutual fund is not a deposit with a bank; is not insured, endorsed or guaranteed by the FDIC or any government agency; and is subject to investment risks, including possible loss of your original investment. Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money. The following provides additional information regarding the various risks referenced in the section entitled "Merger Summary."

  Counter-Party Risk. When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

  Debt Securities Risk. Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

  Issuer Risk. The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

  Management Risk. We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

  Market Risk. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline in value or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously.

  Money Market Fund Risk. Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-term instruments, the Funds' dividend yields may be low when short-term market interest rates are low.

  Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment. In addition, the SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments will impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  U.S. Government Obligations Risk. U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the full faith and credit of the U.S. Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

MANAGEMENT OF THE FUNDS

The following provides additional information regarding the investment adviser and investment sub-adviser of your Acquiring Fund as referenced in the section entitled "Merger Summary" and expenses related to the operation of the Funds.

Investment Adviser

Funds Management is the investment adviser to your Acquiring Fund and will continue to be the investment adviser to your Acquiring Fund following the Merger.

The following are some key facts about Funds Management:

  Funds Management is an indirect, wholly-owned subsidiary of Wells Fargo & Company ("Wells Fargo").

  Funds Management was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank, N.A. ("Wells Fargo Bank") and is an affiliate of Wells Fargo Bank, which was founded in 1852 and is the oldest bank in the western United States and is one of the largest banks in the United States.

  Funds Management is located at 525 Market Street, San Francisco, California 94105, and Wells Fargo is located at 420 Montgomery Street, San Francisco, California 94163.

Advisory Fees

As compensation for its advisory services to your Acquiring Fund, Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of the Acquiring Fund's average daily net assets.

Fund	Breakpoint	Fee
Wells Fargo Advantage Treasury Plus Money Market Fund	All assets	0.10%
Wells Fargo Advantage Government Money Market Fund	All assets	0.10%

For the Acquiring Fund's most recent fiscal year, the aggregate advisory fee paid to Funds Management and Wells Capital was as follows:

Fund	As a % of average daily net assets[1]
Wells Fargo Advantage Treasury Plus Money Market Fund	0.00%
Wells Fargo Advantage Government Money Market Fund	0.06%
1	The information shown in the table above reflects the effect of voluntary fee waivers implemented by Funds Management. These waivers may be removed at any time without notice.

Sub-Adviser

Wells Capital Management Incorporated ("Wells Capital"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, located at 525 Market Street, San Francisco, California 94105, is the sub-adviser for the Acquiring Funds. Wells Capital is responsible for the day-to-day investment management activities of the Acquiring Funds. Wells Capital is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Sub-Advisory Fees

For providing investment sub-advisory services to an Acquiring Fund, Wells Capital is entitled to receive monthly fees at the annual rates indicated below as a percentage of the Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Fund. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly so that the Fund will not pay, in the aggregate, more than the amounts shown above as being due to Funds Management.

Fund	Breakpoint	Fee
Wells Fargo Advantage Treasury Plus Money Market Fund	First $1 billion	0.05%
	Next $2 billion	0.03%
	Next $3 billion	0.02%
	Over $6 billion	0.01%
Wells Fargo Advantage Government Money Market Fund	First $1 billion	0.05%
	Next $2 billion	0.03%
	Next $3 billion	0.02%
	Over $6 billion	0.01%

For a discussion regarding the basis for the approval of each Acquiring Fund's investment advisory agreements by its Board of Trustees, please see the Acquiring Fund's shareholder report for the period ended August 31, 2009.

Additional Information Regarding the Expenses of the Funds

As a result of the Merger, the annual operating expenses you bear as a shareholder may change. In some cases, an increase in gross expenses may result from an increase in advisory fees or the application of a shareholder servicing fee on a particular class of shares. See the information provided above and the sections entitled "Shareholder Fee and Fund Expense Comparison" and "Buying, Selling and Exchanging Fund Shares," in this prospectus/proxy statement for more information on those fees. In some cases, typically those in which an Evergreen fund has a significant institutional shareholder base, an increase in gross expenses for a particular class of shares is a result of differences in the way that the Evergreen funds and Wells Fargo Advantage Funds allocate fees for transfer agency-related services among classes of shareholders. Although the gross annual operating expenses for a particular share class may increase as a result of a Merger, most of the share classes of the Acquiring Funds are subject to expense caps that have the effect of reducing or eliminating those increases for a period of three years. See the pro forma information in the section entitled "Shareholder Fee and Fund Expense Comparison" to determine whether your Acquiring Fund's share class is subject to such an expense cap.

Wells Fargo Advantage Funds and Evergreen funds charge fees for administration and transfer agency services in different ways. The Evergreen funds typically pay separate fees for administration and transfer agency services. These fees are imposed by the Evergreen funds on a fund-wide basis, so that shareholders of all classes share equally in the fees. Wells Fargo Advantage Funds pay Funds Management an administrative fee. The administrative fee is paid in two components. One component is paid on a fund-wide basis equally, while the other fee is applied on a class-by-class basis and at rates that differ among classes. Funds Management provides or obtains transfer agency services for the Funds as part of its administrative service, and the portion of the administrative fee paid on a class-by-class basis is intended in part to compensate Funds Management for providing or obtaining those transfer agency services. As a result of these class allocations, the fees that former Evergreen fund shareholders of certain classes will bear after the Mergers relating to transfer agency services will rise, while former Evergreen fund shareholders of certain other classes will experience a decline in those fees. The administration and transfer agency fees paid by the Funds are included among the expenses that comprise the "Other Expenses" column of the Annual Fund Operating Expense tables included in Exhibit C of this prospectus/proxy statement. Each Fund's SAI (and with respect to Sweep Class shares, the Merger SAI) contains more information regarding the administration and transfer agency service fees borne by the Funds.

MERGER INFORMATION

Reasons for the Mergers

After the merger of the Wells Fargo and Wachovia organizations, representatives of the combined Wells Fargo asset management organization ("Funds Management") approached the Trustees of the Evergreen funds with a proposal to combine the Evergreen and Wells Fargo Advantage Fund families. Funds Management's representatives cited a number of important considerations favoring an eventual combination of the Fund families, including, among others, the integration of the Evergreen and Wells Fargo investment management organizations; possible economies of scale through the increased size of the combined Fund family; contractual savings from service providers to the combined Funds; the ability to select the best Funds from each family to continue as part of the combined Fund family; and more seamless integration of the Evergreen funds into the combined Wells Fargo investment and shareholder servicing platforms and programs.

Over the course of 2009, the Board of Trustees of the Evergreen funds worked closely with the management teams of Funds Management and EIMC to refine the proposed combination of the Fund families. The proposed combination involved a large number of merger transactions, including the Mergers described in this prospectus/proxy statement, each of which would result in an Evergreen fund merging into a Wells Fargo Advantage Fund. References to "mergers" in this section refer generally to the merger transactions (including each Merger described in this prospectus/proxy statement, where applicable) involved in the combination of the Evergreen fund family with the Wells Fargo Advantage Fund family. In their discussions, the Board made clear that, although the combination of the Fund families may well benefit the shareholders of the Evergreen funds as a whole, the Board would consider carefully the impact of the proposed combination on each Evergreen fund and its shareholders individually and would evaluate each merger independently. Areas of discussion, as more fully described below, included the investment programs of the Evergreen and Wells Fargo Advantage Funds proposed to be combined; the portfolio management teams with responsibility for the management of Wells Fargo Advantage Funds after the combinations; and the effects of the combinations on the expenses born directly and indirectly by the investors in the Funds. The Trustees also considered carefully the ongoing governance of the Wells Fargo Advantage Fund family after the combination.

The Trustees reviewed information about each merger and the Evergreen funds and Wells Fargo Advantage Funds participating in each merger at numerous in-person and telephonic meetings occurring throughout 2009. This included information about, among other things, the relative sizes of the Funds, the Funds' investment goals and principal investment strategies, their specific portfolio characteristics, the potential for diversification and economies of scale as a result of or following the merger, and the performance records, portfolio management teams, and expenses of the Funds (as is described in more detail below for each of the Mergers). The Trustees considered performance, fee and expense information throughout the year. The fee and expense information included in this prospectus/proxy statement may be based on different periods than the information that the Trustees considered. The Trustees requested additional information from representatives of EIMC and Funds Management as they considered appropriate. The Trustees retained an independent industry consultant to assist them in evaluating the mergers and related information. They also met separately on numerous occasions with independent legal counsel to the Independent Trustees.

The Trustees met with management of EIMC and Funds Management repeatedly during the summer and fall of 2009. As a result of these ongoing discussions, management of EIMC and Funds Management made a number of changes to the proposed mergers, reflecting, among other things, a number of significant changes that the Trustees proposed in the belief that the changes would further improve the mergers for Evergreen fund shareholders. The changes to the proposed mergers included such things as changes in the identities of Funds proposed to participate in certain mergers; changes in portfolio management teams; changes in the Wells Fargo Advantage Fund share classes that Evergreen fund shareholders would receive in certain mergers; reductions in advisory fee schedules in certain instances; and the introduction of additional break points or modifications in break point schedules for certain Wells Fargo Advantage Funds which, while not impacting current advisory fees, offered the potential for future advisory fee savings if the Funds increase in size following the mergers. Many of the changes, to the extent applicable, are reflected in the descriptions of the Mergers presented in this prospectus/proxy statement.

At a meeting held on December 30, 2009, the Board of Trustees of the Evergreen funds, including all of the Independent Trustees, considered and unanimously approved each of the mergers. The Board of Trustees determined that each merger was in the best interests of the applicable Evergreen fund and that the interests of existing shareholders of each applicable Evergreen fund would not be diluted as a result of the merger.

The Trustees' determinations were based on a comprehensive evaluation of the information provided to them. During their review, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. Although the Trustees considered broader issues arising in the context of the combination of two large mutual fund families, their determinations with respect to each proposed merger were made on a fund-by-fund basis. For each merger the Trustees considered a number of additional matters, including the general factors described above, any significant differences between the investment objectives and policies of the Funds proposed to be merged, the historic investment performance of the Funds proposed to be merged, and the anticipated expenses of Wells Fargo Advantage Funds following the merger (each referred to in this discussion as a "combined Fund"). Detailed information about each of these factors is provided elsewhere in this prospectus/proxy statement. Set out below is a brief summary of the Trustees' considerations of a number of the most important, but not necessarily all, of the factors considered by the Board and the Independent Trustees.

Differences in overall approaches to fees; contract differences; Wells Fargo Expense Limitations.

General. The Trustees reviewed differences between the contractual arrangements of the Evergreen funds and Wells Fargo Advantage Funds, including arrangements with investment advisers, sub-advisers, administrators, transfer agents, and custodians, considering both services and fees. In relevant instances, the Trustees also considered that, in some instances, an Evergreen fund was proposed to be reorganized into a Wells Fargo Advantage Fund that was part of a Master/Gateway structure. Many of those differences are highlighted elsewhere in this prospectus/proxy statement.

Expense limitations. The Trustees noted that the expense limitations currently in effect for the Evergreen funds are generally voluntary expense limitations implemented by EIMC, which EIMC may terminate at any time. The Trustees considered that EIMC would not necessarily be willing to provide those expense limitations indefinitely if the mergers did not occur. (Notwithstanding the voluntary nature of these expense limitations, as a result of discussions of the proposed combination of the Fund families, in December 2009, EIMC management agreed not to reduce or terminate any voluntary expense limitations then in place for the Evergreen funds through the completion of the mergers, except voluntary waivers established for the purpose of maintaining at least a 0.01% yield on certain Evergreen money market funds (the "yield waivers"). EIMC may adjust the yield waivers as necessary to accomplish the purpose for which they were established, including reducing them to zero if a fund is able to maintain a 0.01% yield without the effect of the yield waiver). By contrast, they considered that the expense limitations currently in effect for Wells Fargo Advantage Funds ("Wells Fargo Expense Limitations") are contractual obligations on the part of Funds Management, and may only be changed by a vote of the Trustees of Wells Fargo Advantage Funds. The Trustees took into account Funds Management's representations that it has historically sought the termination or relaxation of any Wells Fargo Expense Limitation only in unusual and isolated circumstances. The Trustees placed significant weight on Funds Management's assertion in this regard and on the fact that they had obtained Funds Management's commitment that it would not, in any event, seek or propose to terminate or raise any applicable Wells Fargo Expense Limitation for a period of at least three years following a merger. Thus, in any case where a Wells Fargo Advantage Fund's net expense ratio after a merger would be lower than the gross expense ratio of the corresponding Evergreen fund due to a Wells Fargo Expense Limitation, the Trustees considered that the Wells Fargo Expense Limitation would be a contractual commitment in effect for at least three years.

Administrative fees. The Trustees noted that the Evergreen funds typically pay separate fees for administration and transfer agency services. These fees are imposed on a Fund-wide basis, so that shareholders of all classes share equally in the fees. The Trustees noted that Wells Fargo Advantage Funds pay a single fee to Funds Management for both administrative and transfer agency services, and that that fee is charged in part on a Fund-wide basis, and in part separately, and at different rates, to the various share classes within a Fund. In considering the effect of these differences, the Trustees noted that the differences would not likely result in any decrease in the nature or quality of services provided to shareholders and that they may, in some cases, result in a more precise alignment of expenses charged to a share class with services provided to shareholders of that class.

The Trustees considered that Funds Management retained a third party to provide certain transfer agency services to Wells Fargo Advantage Funds, and had negotiated improved fee arrangements with this service provider that were contingent, in part, upon the integration of the Fund families. They also considered that, following discussions with the Trustees and their advisers, Funds Management had agreed to make such changes as were necessary to its administrative service contracts with Wells Fargo Advantage Funds and Wells Fargo Advantage Funds' contractual expense limitations (where applicable) with respect to retail share classes so that all of the negotiated fee savings for these share classes would be passed through directly to Wells Fargo Advantage Funds, to the benefit of those Funds' shareholders, including the former Evergreen fund shareholders (although the benefits may not be realized to the extent that there is currently an additional voluntary expense limitation in effect for a Fund), following the mergers.

Share classes. The Trustees considered differences between the share classes offered by the Evergreen funds and those offered by Wells Fargo Advantage Funds. The Trustees also considered that some current Evergreen fund shareholders who do not currently pay a shareholder servicing fee would receive shares that are subject to a shareholder servicing fee as a result of a merger. The Trustees considered the effect of those fees on the Wells Fargo Advantage Fund's gross and net operating expense ratios. In the limited number of cases where those fees were expected to contribute to a shareholder of an Evergreen fund bearing increased net operating expenses as a result of a merger, the Trustees concluded that any increase should not prevent the Trustees from approving the merger in light of the other potential benefits of the merger that may inure to the benefit of those same shareholders.

The Trustees considered that there were some significant differences between the shares held by certain Evergreen fund shareholders and the shares they would receive in the mergers. But they concluded, in light of the services provided to the shareholders of the different classes and the overall expenses to be paid by shareholders of those classes, that the differences were not such as to prevent consummation of the mergers.

Method of comparing fees. Each Wells Fargo Advantage Fund pays fees to Funds Management or its affiliates for investment advisory and administrative (including transfer agency) services. Each Evergreen fund pays fees to EIMC or its affiliates for investment advisory, administrative, and transfer agency services. In comparing fees charged by EIMC (and affiliates) with those charged by Funds Management (and affiliates), the Trustees compared the aggregate amount paid by the Evergreen funds for investment advisory, administrative, and transfer agency services with the aggregate amount paid by Wells Fargo Advantage Funds for investment advisory and administrative (including transfer agency) services (the aggregate of those amounts paid by Wells Fargo Advantage Funds referred to below as the "Aggregate Wells Fargo Fees" paid by a Wells Fargo Advantage Fund), as well as the Funds' gross operating expense ratios and net operating expense ratios (net of voluntary expense limitations and, in the case of Wells Fargo Advantage Funds, net of Wells Fargo Expense Limitation). In addition, the Trustees considered the Funds' expenses in light of the average expenses, and average advisory, administrative, and transfer agency fees, paid by other funds in a peer group of competitive funds selected by Lipper Inc.

During the course of their consideration of fees that Wells Fargo Advantage Funds pay for investment advisory services, the Trustees noted that in certain cases, Funds Management and/or its affiliates provide to other clients advisory services that are comparable in some degree to the advisory services that they provide to particular Wells Fargo Advantage Funds. The Trustees considered information that Funds Management provided regarding the rates at which those other clients pay advisory fees. Fees charged to those other clients (generally large institutions) were generally lower than those charged to the respective Wells Fargo Advantage Funds. The Trustees also noted that certain fees paid to Funds Management by the variable trust Wells Fargo Advantage Funds were lower than those paid by comparable retail Wells Fargo Advantage Funds. They considered management's representation that many of those fees are set in light of the expenses of the variable products through which the variable trust Wells Fargo Advantage Funds are sold, and that, as a result, the market for the variable Funds, and the pricing of the variable Funds, is typically different from those of the retail Funds.

Custody and fund accounting savings. The Trustees considered that Funds Management had been able to negotiate improved fee arrangements for custody and fund-accounting services for Wells Fargo Advantage Funds, which were contingent in part upon the integration of the two fund families. Wells Fargo Advantage Funds contract directly for these services, so that these improved fee arrangements will operate to the benefit of those Funds' shareholders, including the former Evergreen fund shareholders, following the mergers.

Tax considerations.

The Trustees considered the relative tax situations of the Evergreen funds and the resulting impact of the mergers on the Funds' shareholders. They reviewed information relating to each Fund's capital loss carryforwards, unrealized and realized gains and losses, and the potential impact of the mergers on these tax attributes. In the case of each merger, the Trustees determined, based upon an evaluation of a variety of factors including the size of the capital loss carryforwards and unrealized and realized gains and losses, the size of each Fund participating in the merger, the expiration schedule for the capital loss carryforwards, and the likelihood that a Fund would be able to take advantage of its capital loss carryforwards, that any loss of or limitation on the benefit of a Fund's capital loss carryforward or other tax attributes as a result of the merger should not have an impact on the combined Fund's ability to use either Funds' losses.

Governance.

The Trustees considered information regarding the Trustees of Wells Fargo Advantage Funds, and a number of the Evergreen Trustees met with all or some of the Wells Fargo Trustees. They considered the experience and expertise of those Trustees. The Trustees also considered, and placed substantial reliance on the fact that two members of the Evergreen funds Board of Trustees (expected to be Michael S. Scofield and K. Dun Gifford) would be joining Wells Fargo Advantage Funds Board of Trustees upon consummation of the first of the mergers and would resign from the Evergreen funds Board of Trustees at that time, and that the remaining members of the Evergreen funds Board of Trustees would serve in an advisory capacity for a period of two years following the mergers.

Consideration of investment matters and expenses.

The Trustees considered generally that the combination of the Wells Fargo Advantage and Evergreen money market funds had the potential to benefit shareholders in the context of the platforms or products through which they hold their shares. For example, the Trustees noted that certain benefits of a money market fund account, such as cash sweep functions or investment account integration, might be unavailable or more limited for shareholders of an Evergreen money market fund than for a Wells Fargo Advantage money market fund in light of the consolidation of many legacy Wachovia platforms and products into Wells Fargo platforms and products. The Trustees also considered that, in many, though not necessarily all, cases, the combined Funds would be significantly larger than the Evergreen money market funds in question, and so potentially more likely to benefit from economies of scale in expenses and greater diversification.

The Trustees considered that the investment objectives and policies of the surviving Wells Fargo Advantage Funds generally were substantially similar to those of the corresponding Evergreen funds. They noted a number of specific differences between investment policies, but determined that they were not so significant as to prevent the mergers. All of the Funds are managed to comply with Rule 2a-7 under the 1940 Act so as to permit the Funds to sell and redeem shares at a constant net asset value per share of $1.00.

The Trustees considered differences in the expenses paid by the various Wells Fargo Advantage and Evergreen funds. They noted that, in most, though not all, cases, the gross expense ratios of the various Evergreen fund share classes are higher than the anticipated gross expense ratios of the corresponding share classes of the combined Funds. They also noted that, in all cases, the net expense ratios of the combined Funds compared favorably to the gross expense ratios of the Evergreen funds. They noted specifically in this regard that during the current period of extraordinarily low interest rates EIMC and Funds Management have both implemented unusual voluntary expense limitations for nearly all of the money market funds, intended to provide shareholders at least a minimal positive yield after expenses for each class of shares. As a result, the current net expense ratios of the money market Funds are generally significantly lower than they would be under normal circumstances, and in some cases, the current net expense ratios of an Evergreen money market Fund may be lower than those of a combined Fund after a merger. However, the Trustees considered that the expense limitations implemented by EIMC are voluntary and may be terminated at any time, and that, if all the voluntary expense limitations were terminated, the gross expense ratio of each class of shares of the Evergreen funds would, with the exception of the share classes described below, be higher than the net expense ratio of the corresponding combined Fund share class, as a result of the three-year contractual Wells Fargo Expense Limitation. They also considered that, prior to the current difficult market environment, EIMC had not historically implemented voluntary expense limitations for the money market Funds and that, historically, the net expense ratios of each of the Evergreen funds' share classes had been closer to their current gross expense ratios and generally higher than the expected net expense ratio of each share class of the corresponding combined Fund after the mergers.

The Trustees noted that, in the case of four share classes, based on information available to them at the time, the combined Fund was expected to have a net expense ratio slightly higher than the gross expense ratio for the corresponding class of the Evergreen fund: Class I shares of Evergreen Treasury Money Market Fund and Institutional Class and Institutional Service Class shares of Evergreen Institutional Treasury Money Market Fund, where the anticipated increases were 0.01%; and Institutional Service Class shares of Evergreen Institutional U.S. Government Money Market Fund, where the anticipated increase was 0.03%. The Trustees considered that these differences were relatively small and that the expected net expense ratios of the combined Funds were in each case at or below the relevant Lipper averages.

The Trustees considered information about the so-called "shadow" values of shares of certain of the Funds (valuations performed on the basis of actual market quotations and not on the basis of amortized cost valuation as permitted by Rule 2a-7) were less than $1.00 per share. They considered that, to the extent the differences between the Funds' shadow prices and $1.00 per share were the result of unrealized losses on portfolio securities, in light of the short-term nature of the Funds' portfolio securities, the high degree of likelihood that the securities would be held to maturity and would mature at par, and the other potential benefits of each Merger, the difference should not be seen to give rise to a dilution of shareholders' interests.

Agreement and Plan of Reorganization

Each Target Fund will be reorganized into its corresponding Acquiring Fund pursuant to the Plan, a form of which is attached at Exhibit A. The following summary of the Plan is qualified in its entirety by reference to Exhibit A attached hereto.

The Plan provides that the Acquiring Fund will acquire all of the assets of the corresponding Target Fund(s) in exchange for shares of equal value of the Acquiring Fund (measured using the amortized cost method on the business day immediately preceding the Merger) and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund(s), at 9:00 a.m. Eastern Time on a particular Merger date (the "Effective Time").

The number of full and fractional shares of each class of an Acquiring Fund to be received by each class of its corresponding Target Fund will be determined by dividing the value of assets net of liabilities attributable to such Target Fund class by the net asset value ("NAV") of one share of the applicable Acquiring Fund class. The Plan specifies that the method of determining the value of the assets net of liabilities and the NAV of each class of the Acquiring Fund shall be the same method used in determining the NAV of the Acquiring Fund in the ordinary course, which in the case of each Evergreen money market fund and each Wells Fargo Advantage money market fund is the "amortized cost" method of valuation. As a result, it is anticipated that each shareholder of a Target Fund will receive in the Merger one share of the Acquiring Fund for each share of the Target Fund held by the shareholder. The valuation will be conducted on the business day immediately preceding the Effective Time or upon such other date as the parties may agree, as of the last time that the Acquiring Fund ordinarily calculates its NAV, or as of such other time as the parties may agree (the "Valuation Date").

At the Effective Time or as soon as reasonably practicable thereafter, the Target Fund will liquidate and distribute pro rata to the Target Fund shareholders of record of each class as of the close of business on the Valuation Date the full and fractional shares of the corresponding class of the Acquiring Fund received by the Target Fund based on the shares of the Target Fund class owned by such shareholders. After these distributions and the winding up of its affairs, the Target Fund will be terminated as a series of its applicable Trust, in accordance with applicable law and its Declaration of Trust.

A majority of the applicable Board of Trustees may terminate the Plan on behalf of any Target Fund or Acquiring Fund under certain circumstances. In addition, completion of a Merger is subject to numerous conditions set forth in the Plan, including approval by Target Fund shareholders, the accuracy of various representations and warranties, and receipt of a tax opinion generally to the effect that the Merger will qualify as a "reorganization" for U.S. federal income tax purposes. The Plan also contemplates that the Board of the Acquiring Trust take all actions necessary or appropriate to appoint and constitute two current Trustees of the relevant Evergreen Target Trust as members of the Acquiring Trust's Board to be effective at the Effective Time of any merger listed in Annex A of the Plan. Also, the Plan contemplates that an Advisory Committee be established in accordance with the "Charter of the Advisory Committee of the Trustees of the Legacy Evergreen Funds" that would initially be comprised of the current Trustees of the Evergreen Target Trust ("Evergreen Trustees") who are not appointed to the Acquiring Trust's Board and that a letter agreement of Funds Management providing, among other things, for Funds Management to compensate Advisory Committee members be in full force and effect. The amount of such compensation will be comparable to the annual retainer amount each current Evergreen Trustee earns as Trustee of the Evergreen funds. Another condition of the Evergreen Target Trust's obligations under the Plan is that satisfactory arrangements regarding the indemnification of the Evergreen Trustees be entered into. Pursuant to these arrangements, Funds Management is expected to provide operational and financial assurances in respect of liabilities or expenses the former Evergreen Trustees may incur in the future relating to their past service as Trustees to the Evergreen Target Trust.

Whether or not the Merger is consummated, Funds Management, EIMC or one of their affiliates will pay all expenses incurred by the Target Fund and Acquiring Fund in connection with the Merger (including the cost of any proxy solicitor), except portfolio transaction costs incurred in purchasing or disposing of securities. If a Target Fund's shareholders do not approve the Merger, the Board of Trustees of the Target Trust may consider other possible courses of action.

Information concerning the pro forma capitalization of each Fund is contained in Exhibit D to this prospectus/proxy statement.

Material U.S. Federal Income Tax Consequencesof the Mergers

The following discussion summarizes certain material U.S. federal income tax consequences of your Merger, including an investment in Acquiring Fund shares, that are applicable to you as a Target Fund shareholder. It is based on the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable U.S. Treasury regulations, judicial authority and administrative rulings and practice, all as of the date of this prospectus/proxy statement and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Mergers or of holding Acquiring Fund shares. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of Target Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a shareholder who holds Target Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Target Fund shares as a capital asset at the time of the Mergers; or an entity taxable as a partnership for U.S. federal income tax purposes.

We have not requested and will not request an advance ruling from the Internal Revenue Service ("IRS") as to the U.S. federal income tax consequences of the Mergers or any related transaction. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. You are urged to consult with your own tax advisers and financial planners as to the particular tax consequences of your Merger and of holding Acquiring Fund shares to you, including the applicability and effect of any state, local or foreign laws and the effect of possible changes in applicable tax laws.

Qualification of the Mergers as Tax-Free "Reorganizations" Under the Internal Revenue Code

The obligation of the Funds to consummate the Mergers is contingent upon their receipt of an opinion from Proskauer Rose LLP, special tax counsel to the Acquiring Funds, generally to the effect that each Merger will qualify as a "reorganization" under Section 368(a) of the Internal Revenue Code with respect to each Acquiring Fund and its corresponding Target Fund(s), and therefore generally:

  no gain or loss will be recognized by the Acquiring Fund upon receipt of the corresponding Target Fund's assets in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund;

  the Acquiring Fund's tax basis in the assets of the corresponding Target Fund transferred to the Acquiring Fund in the Merger will be the same as the Target Fund's tax basis in the assets immediately prior to the transfer;

  the Acquiring Fund's holding periods for the assets of the corresponding Target Fund will include the periods during which such assets were held by the Target Fund;

  no gain or loss will be recognized by the Target Fund upon the transfer of the Target Fund's assets to the Acquiring Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund, or upon distribution of Acquiring Fund shares by the Target Fund to its shareholders in liquidation;

  no gain or loss will be recognized by the Target Fund's shareholders upon the exchange of their Target Fund shares for Acquiring Fund shares;

  the tax basis of Acquiring Fund shares a Target Fund shareholder receives in connection with the Merger will be the same as the tax basis of his or her Target Fund shares exchanged therefor;

  a Target Fund shareholder's holding period for his or her Acquiring Fund shares will include the period for which he or she held the Target Fund shares exchanged therefor; and

  the Acquiring Fund will succeed to, and take into account the items of the Target Fund described in Section 381(c) of the Internal Revenue Code, subject to the conditions and limitations specified in the Internal Revenue Code and the U.S. Treasury regulations thereunder.

The tax opinion described above will be based on then-existing law, will be subject to certain assumptions, qualifications and exclusions and will be based in part on the truth and accuracy of certain representations by us on behalf of the Acquiring Funds and the Target Funds.

Status as a Regulated Investment Company

Since its formation, each Fund has elected and believes it has qualified to be treated as a separate "regulated investment company," or "RIC," under Subchapter M of the Internal Revenue Code. Accordingly, each Fund believes that it has been, and expects to continue to be, relieved of U.S. federal income tax liability to the extent that it makes distributions of its income and gains to its shareholders.

U.S. Federal Income Taxation of an Investment in an Acquiring Fund

The following discussion summarizes certain material U.S. federal income tax consequences of an investment in an Acquiring Fund. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the prospectuses and statements of additional information for the Acquiring Funds for additional U.S. federal income tax information.

Qualification as a Regulated Investment Company. It is intended that each Acquiring Fund will qualify as a RIC under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code. Each Acquiring Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Internal Revenue Code applicable to RICs generally will apply separately to each Acquiring Fund even though each Acquiring Fund is a series of the Acquiring Trust. Furthermore, each Acquiring Fund will separately determine its income, gains, losses and expenses for U.S. federal income tax purposes.

In order to qualify as a RIC under the Internal Revenue Code, each Acquiring Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Internal Revenue Code. Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to an Acquiring Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, except a qualified publicly traded partnership, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC.

Each Acquiring Fund must also diversify its holdings so that, at the end of each quarter of an Acquiring Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Acquiring Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Acquiring Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Acquiring Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership.

In addition, with respect to each taxable year, each Acquiring Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If an Acquiring Fund meets all of the RIC requirements, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, an Acquiring Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, an Acquiring Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from an Acquiring Fund in the year they are actually distributed. However, if an Acquiring Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Acquiring Fund and its shareholders will be treated as if the Acquiring Fund paid the distribution by December 31 of the first taxable year. Each Acquiring Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that an Acquiring Fund will not be subject to U.S. federal income taxation.

Moreover, the Acquiring Funds may retain for investment all or a portion of their net capital gain. If an Acquiring Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long- term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Acquiring Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of an Acquiring Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. An Acquiring Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

If, for any taxable year, an Acquiring Fund fails to qualify as a RIC under the Internal Revenue Code, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from such Acquiring Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, an Acquiring Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Acquiring Fund to the IRS. In addition, if an Acquiring Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Acquiring Fund generally will be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Acquiring Fund had been liquidated) or, alternatively, to be subject to tax on such built-in gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.

Excise Tax. If an Acquiring Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that was not distributed during such years, the Acquiring Fund will be subject to a nondeductible 4% U.S. federal excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). For these purposes, an Acquiring Fund will be treated as having distributed any amount on which it is subject to corporate-level U.S. federal income tax for the taxable year ending within the calendar year. The Acquiring Funds generally intend to actually distribute or be deemed to have distributed substantially all of their ordinary income and capital gain net income, if any, by the end of each calendar year and thus expect not to be subject to the excise tax. However, no assurance can be given that an Acquiring Fund will not be subject to the excise tax. Moreover, the Acquiring Funds reserve the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid by an Acquiring Fund is determined to be de minimis).

Taxation of Acquiring Fund Investments. It is expected that substantially all of the Acquiring Funds' net income will consist of ordinary income and short-term capital gain.

Additionally, prospective shareholders should be aware that other investments made by the Acquiring Funds may involve complex tax rules that may result in income or gain recognition by the Acquiring Funds without corresponding current cash receipts. Although the Acquiring Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Acquiring Funds, in which case the Acquiring Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Acquiring Funds could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements.

Taxation of Distributions. Distributions paid out of an Acquiring Funds' current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Acquiring Funds, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on the Acquiring Funds' shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed a Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares acquired at a time when an Acquiring Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. For U.S. federal income tax purposes, the Acquiring Funds' earnings and profits, described above, are determined at the end of the Acquiring Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of an Acquiring Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Acquiring Fund shares and then as capital gain. The Acquiring Funds may make distributions in excess of their earnings and profits, from time to time.

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that an Acquiring Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by the Acquiring Funds as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed an Acquiring Fund's net capital gain for the taxable year), regardless of how long a shareholder has held Acquiring Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. The Acquiring Funds will designate capital gain dividends, if any, in a written notice mailed by each Acquiring Fund to its shareholders not later than 60 days after the close of such Acquiring Fund's taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest an Acquiring Fund earned on direct obligations of the U.S. government if such Acquiring Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Acquiring Fund Shares. In general, as long as the Acquiring Funds maintain a net asset value of $1.00 per share, no gain or loss should be recognized upon the sale or exchange of Acquiring Fund shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder's Acquiring Fund shares, subject to the discussion below, the shareholder generally will recognize a taxable capital gain or loss on the difference between the amount received for shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Acquiring Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Acquiring Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of an Acquiring Fund or a different RIC, the sales charge previously incurred in acquiring the Acquiring Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder recognizes a loss on a disposition of Acquiring Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61 day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a capital gain dividend with respect to any Acquiring Fund share and such Acquiring Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Acquiring Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this filing.

U.S. Federal Income Tax Rates. Non-corporate Acquiring Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 35% on ordinary income and 15% on long-term capital gain for taxable years beginning on or before December 31, 2010. Under current law, long-term capital gain will be taxed at a maximum rate of 20% for taxable years beginning on or after January 1, 2011. Reductions in individual U.S. federal income tax enacted in 2003 on "qualified dividend income" generally will not apply to Acquiring Fund distributions.

The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Distributions from some Acquiring Funds may qualify for the "dividends-received deduction" applicable to corporate shareholders with respect to certain dividends. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. U.S. federal income tax rates are set to increase in future years under various "sunset" provisions of U.S. federal income tax laws.

Backup Withholding. The Acquiring Funds are generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an Acquiring Fund shareholder if (i) the shareholder fails to furnish an Acquiring Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies an Acquiring Fund that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010. Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's U.S. federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9.

Foreign Shareholders. For purposes of this discussion, "foreign shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.

Generally, subject to certain exceptions described below, distributions made to foreign shareholders will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gain, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. Capital gains dividends and gains recognized by a foreign shareholder on the redemption of Acquiring Fund shares generally will not be subject to U.S. federal income tax withholding, provided that certain requirements are satisfied.

Tax-Deferred Plans. Shares of the Acquiring Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Acquiring Fund shares through such plans and/or accounts.

Tax-Exempt Shareholders. Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Acquiring Funds.

Tax Shelter Reporting Regulations. Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Buying, Selling and Exchanging Fund Shares

Share Class Information

The following is a summary description of the charges and fees applicable to the various classes of the Target and Acquiring Funds. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in each Fund's prospectus and statement of additional information.

Evergreen Funds

  12b-1 Fees. To compensate Wells Fargo Funds Distributor, LLC ("WFFD"), the principal underwriter for the Evergreen funds, for the service it provides and for the expenses it bears in connection with the distribution of shares, certain classes of the Evergreen funds make payments to WFFD from fees assessed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. Because 12b-1 fees are paid out of the assets of each applicable class on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales loads. The following table sets forth the 12b-1 fee charged to each class of the Evergreen funds.

Evergreen Fund Class	12b-1 Fee as a Percentage of Net Assets
Administrative Class	0.05%
Class A	0.30%
Class I/Institutional Class	0.00%
Class S	0.60%
Institutional Service Class	0.25%
Investor Class	0.10%
Participant Class	0.50%

  Class A. Class A shares are offered at NAV without a front-end sales charge or contingent deferred sales charge. However, Class A shares are subject to 12b-1 fees.

  Administrative Class. Administrative Class shares are offered at NAV without a front-end sales charge or contingent deferred sales charge. However, Administrative Class shares are subject to 12b-1 fees.

  Class I/Institutional Class. Class I/Institutional Class shares are offered at NAV without a front-end sales charge, contingent deferred sales charge or 12b-1 fee.

  Class S. Class S shares are offered at NAV without a front-end sales charge or contingent deferred sales charge. However, Class S shares are subject to 12b-1 fees. Class S shares are typically purchased in connection with "sweep programs" made available by broker-dealers or other financial intermediaries. Such broker-dealers or financial intermediaries may impose account fees or other charges and certain broker-dealers or financial institutions may impose a fee in connection with purchases of Class S shares.

  Institutional Service Class. Institutional Service Class shares are offered at NAV without a front-end sales charge or contingent deferred sales charge. However, Institutional Service Class shares are subject to 12b-1 fees.

  Investor Class. Investor Class shares are offered at NAV without a front-end sales charge or contingent deferred sales charge. However, Investor Class shares are subject to 12b-1 fees.

  Participant Class. Participant Class shares are offered at NAV without a front-end sales charge or contingent deferred sales charge. However, Participant Class shares are subject to 12b-1 fees.

Wells Fargo Advantage Funds

  12b-1 Fees. Wells Fargo Advantage Funds have adopted a Distribution Plan (a "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act for certain classes. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services or other activities including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges. The following table sets forth the 12b-1 fee charged to each class of Wells Fargo Advantage Funds.

Wells Fargo Advantage Fund Class	12b-1 Fee as a Percentage of Net Assets
Class A	0.00%
Institutional Class	0.00%
Service Class	0.00%
Sweep Class	0.35%

Shareholder Servicing Plan
Wells Fargo Advantage Funds have a shareholder servicing plan. Under this plan, each Fund, with respect to certain of its classes of shares, has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the applicable share classes of a Fund pay an annual fee of up to 0.25% of the applicable class's average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

  Class A. Class A shares are offered at NAV without a front-end sales charge, contingent deferred sales charge or 12b-1 fee. However, Class A shares are subject to a shareholder servicing fee of up to 0.25% of the class's average daily net assets.

  Institutional Class. Institutional Class shares are offered primarily for direct investment by certain institutions. Institutional Class shares may also be offered through certain financial intermediaries. Institutional Class shares are offered at NAV without a front-end sales charge, contingent deferred sales charge, 12b-1 fee or shareholder servicing fee.

  Service Class. Service Class shares are offered at NAV without a front-end sales charge, contingent deferred sales charge or 12b-1 fee. However, Service Class shares are subject to a shareholder servicing fee of up to 0.25% of the class's average daily net assets.

  Sweep Class. Sweep Class shares are offered at NAV without a front-end sales charge or contingent deferred sales charge. However, Sweep Class shares are subject to a 12b-1 fee as shown above and a shareholder servicing fee of up to 0.25% of the class's average daily net assets. Sweep Class shares are primarily offered through shareholder servicing agents that may charge their customers transaction or other fees.

Purchase and Redemption Information

Shares of the Target and Acquiring Funds may be purchased and sold directly or through broker-dealers and other financial intermediaries who have entered into sales agreements with the Funds' principal underwriter. Additional information on how you can buy, redeem or exchange shares of each Fund is available in that Fund's prospectus and SAI. WFFD serves as the principal underwriter for all the Funds.

Evergreen Funds

  Class A. For regular accounts, the minimum initial purchase amount for Class A shares is $1,000. With respect to additional purchases, there is no minimum. There is also no maximum purchase amount.

  Class I/Institutional Class. Class I/Institutional Class shares are only offered in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005. For regular accounts, the minimum initial purchase amount for Class I/Institutional shares is $1,000,000. With respect to additional purchases, there is no minimum. There is also no maximum purchase amount.

	Minimum Initial Purchase of Class A Shares	Minimum Initial Purchase of Class I/Institutional Class Shares
Regular Accounts	$1,000	$1,000,000
IRA's	$1,000	N/A
Systematic Investment Plan	$500	N/A

There is no minimum amount for additional purchases for any share class listed above of an Evergreen Target Fund with respect to regular and IRA accounts. For additional purchases through a systematic investment plan, there is a minimum additional purchase amount of $50 a month for Class A. Information regarding certain applicable exceptions is available in the Evergreen Target Funds' prospectuses and statements of additional information.

  Administrative, Institutional Service, Investor and Participant Classes. Administrative, Institutional Service, Investor and Participant Class shares are offered to institutional investors through broker-dealers, banks and certain financial intermediaries, or directly through WFFD. The minimum initial purchase amount for either Administrative, Institutional Service, Investor or Participant Class shares is $1,000,000, which may be waived in certain situations. With respect to additional purchases, there is no minimum. There is also no maximum purchase amount.

  Class S. Class S shares are sold through certain broker-dealers and financial institutions which have selling agreements with the Funds' principal underwriter. You can also redeem your Class S shares of the Funds at NAV through certain broker-dealers and financial institutions which have selling agreements with the Funds' principal underwriter on any day the New York Stock Exchange is open pursuant to the Funds' procedures. The Evergreen funds do not impose minimum or maximum purchase amounts for Class S shares. With respect to additional purchases, there is also no minimum. Investors should refer to their broker-dealer or financial institution as appropriate for instruction and further information.

Wells Fargo Advantage Funds

  Class A.  For regular accounts, the minimum initial purchase amount for Class A shares is $1,000. With respect to additional purchases, there is a minimum subsequent purchase amount of $100. There is no maximum purchase amount.

Minimum Initial Purchase of Class A Shares
Regular Accounts	$1,000
Minimum Initial IRA's, IRA Rollovers and Roth IRA's	$250
UGMA/UTMA Accounts	$50
Employer Sponsored Retirement Plans	None

  Institutional Class. Institutional Class shares are typically offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. The minimum initial purchase amount for Institutional Class shares is $10,000,000, which may be waived or reduced in certain situations. With respect to additional purchases, there is no minimum. There is also no maximum purchase amount. Following completion of the Mergers, former Institutional Class shareholders of any applicable Target Fund will not need to meet the minimum investment amount or the institutional entity requirements applicable to the Institutional Class shares of the Acquiring Fund received in the Merger. Following completion of the Mergers, former Administrative and Investor Class shareholders of any applicable Target Fund will not need to meet the eligibility requirements applicable to the Institutional Class shares of the Acquiring Fund received in the Merger. For additional information relating to the eligibility requirements, please see the applicable Acquiring Fund's prospectus.

  Service Class.  Service Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. The minimum initial purchase amount for Service Class shares is $100,000. With respect to additional purchases, there is no minimum. There is also no maximum purchase amount.

  Sweep Class. You can buy Sweep Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in a Fund on your behalf. Share purchases are made through your customer account with a shareholder servicing agent and are governed in accordance with the terms of the customer account. Shareholder servicing agents automatically invest or "sweep" balances in your customer account into Sweep Class shares. Please contact your shareholder servicing agent for more information.

For additional purchases, there is a minimum purchase amount of $100 for Class A shares of a Wells Fargo Advantage Fund with respect to regular, IRA, IRA rollover and Roth IRA accounts and a minimum additional purchase amount of $50 with respect to UGMA/UTMA accounts. There is no minimum for Class A shares of a Wells Fargo Advantage Fund with respect to additional purchases through employer sponsored retirement plans.

Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum and subsequent investment amounts than those stated above. Please consult an account representative from your financial intermediary for specifics.

Foreign Shareholders. Funds Management has adopted a policy that generally only permits investments in the Wells Fargo Advantage Funds by shareholders having both a U.S. address and taxpayer identification number on record with the Funds. As a result of this policy, following the Merger, shareholders of an Evergreen Target Fund for whom the Funds do not have both a U.S. address and taxpayer identification number on record or for whom an exception has not been made will no longer be able to make additional investments, including additional purchases, exchanges, or transfers, into a Wells Fargo Advantage Fund. This includes purchases through direct deposit, automatic investments, or automatic exchanges. In addition, following the Merger, all dividend or capital gains distributions will be paid to shareholders in cash and mailed to each impacted shareholder at their current address of record, except that for IRA's, dividends and capital gains will continue to be reinvested until an impacted shareholder reaches age 59 ½. For accounts to be eligible for future purchase transactions, registration must be at a valid U.S. address and have a valid U.S. taxpayer identification number on record.

The Funds reserve the right to refuse or cancel a purchase or exchange order for any reason. Additional information concerning purchases and redemptions of shares is contained in each Fund's prospectus and statement of additional information.

Exchange Privileges

Shares of the Evergreen funds may be exchanged for shares of the same class of any other Evergreen fund. Shares of Wells Fargo Advantage Funds may be exchanged for shares of the same class of any other Wells Fargo Advantage Fund. Generally, no sales charge is imposed on an exchange; however, a sales charge is imposed when you exchange Class A shares of a money market fund for Class A shares of a non-money market fund that imposes a sales charge. If you are making an initial investment into a fund through an exchange, you generally must exchange at least the minimum initial purchase amount for the share class of the new fund. An exchange is considered both a sale and a purchase of shares and may create a taxable event. Further information regarding the current exchange privileges, the requirements and limitations attendant thereto, and the tax implications are described in each Fund's prospectus and statement of additional information.

Small Accounts and Small Account Fee

Wells Fargo Advantage Funds reserve the right to redeem certain accounts that fall below the minimum initial investment amount as a result of shareholder redemptions (as opposed to market movement). Before doing so, Wells Fargo Advantage Funds will notify you and give you approximately 60 days to bring your account above the minimum investment amount.

The Evergreen funds reserve the right to assess a $15 annual low balance fee on each fund account with a value of less than $1,000, subject to certain exceptions as described in the Evergreen funds' prospectuses.

Financial Intermediary Compensation

If you purchase a Target Fund or an Acquiring Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary's website for more information.

Fund Policies and Procedures

Short-Term Trading Policy

Although the short-term trading policies of the Target and Acquiring Funds do not apply directly to purchases and sales of money market fund shares, they apply to exchanges of money market fund shares for shares of other Evergreen funds and Wells Fargo Advantage Funds, respectively.

The Evergreen funds' short-term trading policy is substantially similar to that of Wells Fargo Advantage Funds, which is summarized below. The Evergreen funds' policy is described in the Target Funds' prospectuses and statement of additional information.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market funds. Moreover, because all money market funds typically maintain a $1.00 net asset value, there is no significant incentive for an investor to attempt to market time investments into a money market fund.

Although the policies adopted by the Funds do not prohibit frequent trading between money market funds, Funds Management will seek to prevent an investor for utilizing a money market fund to facilitate frequent purchases and redemptions of shares in non-money market funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market fund), Funds Management will prevent such investor from investing in the non-money market fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Dividend Policy

Both the Target and Acquiring Funds declare distributions of any net investment income daily, and make such distributions monthly. The Funds make distributions of any realized net capital gains annually.

With respect to both the Evergreen funds and Wells Fargo Advantage Funds, unless a shareholder chooses otherwise on the account application, all dividend, capital gain and other distribution payments made by a Fund will be reinvested in additional shares of the Fund. Alternatively, a shareholder may elect to receive all distributions in cash.

Distribution options for the Evergreen funds include the following: (i) to reinvest dividends earned in one Fund into an existing account in another fund in the same share class and same registration automatically, with capital gains reinvested in the original fund or (ii) to reinvest capital gains but receive all ordinary income distributions in cash.

Shareholders of Wells Fargo Advantage Funds may reinvest dividends and capital gains earned in one Fund into an existing account in another fund in the same share class and same registration automatically.

Pricing Fund Shares

The following describes how Wells Fargo Advantage Funds price their shares. The Evergreen funds follow similar procedures. See each Fund's prospectus and statement of additional information for further information about the pricing of shares.

The share price (net asset value per share or NAV) for each Acquiring Fund is calculated each business day. To calculate a share's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The NAV of each share class is calculated separately. Wells Fargo Advantage Funds calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:

Fund	NAV Calculation Times
Wells Fargo Advantage Treasury Plus Money Market Fund	10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m., and 5:00p.m. (ET)
Wells Fargo Advantage Government Money Market Fund	10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m., and 5:00p.m. (ET)

Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. In the case of exchange orders, the exchange order is deemed to be a request for the redemption of shares of the Acquiring Fund and for the purchase of shares of the other Wells Fargo Advantage Fund, each to be processed at the next time when both funds calculate their NAVs at the same time, which will generally be at 4:00 p.m. Eastern Time if shares of a non-Wells Fargo Advantage money market fund are being purchased. Information on the timing of dividend accrual in connection with a purchase or a redemption of shares is referenced in the Funds' prospectuses.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable each Fund to price its shares at $1.00 per share, although each Fund's share price may deviate from $1.00 per share.

The Board has established procedures designed to monitor each Fund's price per share. Funds Management will notify the Board if the Fund's market-based net asset value deviates more than 0.25% from the Fund's net asset value using the amortized cost valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations.

Additional Information about the Pricing of Money Market Fund Shares. The "amortized cost" method of valuation generally allows a money market fund to assume that all of the securities held by the fund will be held to maturity and that all interest and principal will be paid at maturity. As a result, a Fund may issue and redeem shares - including issuance of shares in the Mergers - at an amortized cost-based net asset value of a share of $1.00 per share even though the Fund's net asset value per share based on market quotations (or other market-based pricing) may be more or less than $1.00 per share, and the market-based net asset value of the shares received by you in a Merger may be more or less than the market-based net asset value of your shares in the Target Fund. In this prospectus/proxy statement, unless it is specifically stated otherwise, a reference to a Fund's "net asset value" or "NAV," including for purposes of determining the number of shares to be issued by an Acquiring Fund in a Merger, will be determined based on the amortized cost-based net asset value of the Fund in question, even if the market-based net asset value per share of the Fund is more or less than $1.00.

INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

The Target and Acquiring Funds are series of the corresponding Target and Acquiring Trusts, respectively, as identified above. The Trusts are open-end management investment companies registered with the SEC under the 1940 Act, which continuously offer shares to the public. Each Trust is organized as a Delaware statutory trust and is governed by its respective Amended and Restated Declaration of Trust (each referred to hereinafter as a "Declaration of Trust"), its Amended and Restated By-Laws, with respect to an Evergreen Target Trust only (each referred to hereinafter as "By-Laws"), and applicable state and federal law.

Capitalization

The beneficial interests in the Acquiring and Target Funds are represented by an unlimited number of transferable shares of beneficial interest. Each Fund's governing documents permit the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the shares of the same class of that Fund. Except as otherwise required by the 1940 Act or other applicable law, shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters that affect only their particular class and, by Fund, as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no such similar statutory or other authority limiting business trust shareholder liability exists. As a result, to the extent that the Trusts or shareholders of the Trusts are subject to the jurisdiction of a court that does not apply Delaware law, shareholders of the relevant Trust may be subject to liability. To guard against this risk, each Declaration of Trust (a) provides that any written obligation of such Trust may contain a statement that such obligation may only be enforced against the assets of the relevant Trust or the particular series in question and the obligation is not binding upon the shareholders of the relevant Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the relevant Trust. Accordingly, the risk of a shareholder of a Trust incurring financial loss beyond that shareholder's investment because of shareholder liability should be limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the relevant Trust itself is unable to meet its obligations.

Shareholder Meeting and Voting Rights

The Trusts are not required to hold annual meetings of shareholders and do not currently intend to hold regular shareholder meetings. With respect to each Trust, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holder(s) of at least 10% of the outstanding shares of the relevant Trust. With respect to each Target Trust, any Trustee may be removed by action of at least 2/3 of the outstanding shares. With respect to the Wells Fargo Funds Trust, any Trustee may be removed by action of at least 2/3 of the outstanding shares if required by Section 16(c) of the 1940 Act, as interpreted by the staff of the SEC.

Each Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Cumulative voting is not permitted in the election of Trustees. Except when a larger quorum is required by applicable law, 25% of the issued and outstanding shares of each Target Fund, and 33 1/3% of the issued and outstanding shares of each Acquiring Fund entitled to vote constitutes a quorum for consideration of a matter. For each Fund, when a quorum is present a majority (greater than 50%) of the votes cast is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act), except that, with respect to the Target Trust, a plurality of the shares voted may elect a Trustee.

The Declaration of Trust of a Target Trust provides that each share of a Target Fund is entitled to one vote for each dollar and a fractional vote for each fraction of a dollar, of net asset value applicable to such share.

The Declaration of Trust of the Acquiring Trust provides that each share is entitled to one vote, and each fractional share to a proportionate fraction of a vote.

Liquidation

In the event of the liquidation of the Acquiring or Target Funds, the shareholders would be entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund and attributable to the class over the liabilities belonging to the Fund and attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of the class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

Under the Declaration of Trust for a Target Trust, a Trustee is liable to the relevant Target Fund and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Target Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee (i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the relevant Target Fund; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or on a reasonable determination based on a review of the facts by (a) a vote of a majority of a quorum of those Trustees who are neither "interested persons" of the Fund (within the meaning of the 1940 Act) nor parties to the proceeding or (b) an independent legal counsel in a written opinion. A Target Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the relevant Target Fund if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

If a Merger is consummated, the obligations of a Target Trust to indemnify a Trustee would be assumed by its corresponding Acquiring Trust. In addition, Funds Management is expected to provide operational and financial assurances in respect of liabilities or expenses the former Evergreen Trustees may incur in the future relating to their past service as Trustees to the Target Trust.

Under the Declaration of Trust for the Wells Fargo Funds Trust, all persons contracting with or having any claim against the Trust or a particular series shall look only to the assets of the Trust or such series, respectively, for payment under such contract or claim; and the Trustees shall not be personally liable therefor. No Trustee shall be liable to the Trust or to any shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Trustee in good faith on behalf of the Trust, a series or a class, and in a manner reasonably believed to be within the scope of authority conferred on such Trustee by the Declaration of Trust, except that a Trustee shall be liable for any loss, damage or claim incurred by reason of such Trustee's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Subject only to the express limitations in the 1940 Act, other applicable laws, and the Declaration of Trust, the Trust or the appropriate series shall indemnify each of its Trustees to the fullest extent permitted under the 1940 Act and other applicable laws. The Wells Fargo Funds Trust may also advance money for such litigation provided that the Trustee undertakes to repay the relevant Acquiring Fund if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of each Trust's Declaration of Trust, By-Laws (with respect to a Target Trust) and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws (as applicable) and Delaware law directly for more complete information.

VOTING INFORMATION CONCERNING THE MEETING

Shareholder Information

This prospectus/proxy statement is being sent to shareholders of your Target Fund in connection with the solicitation of proxies by the Board of Trustees of the Target Trust, to be used at the Meeting to be held at 10:00 a.m., Pacific time, on June 8, 2010 at the offices of Wells Fargo Advantage Funds, 525 Market Street, San Francisco, California 94105, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Target Fund on or about April 1, 2010. Only shareholders of record as of the close of business on March 10, 2010 (the "Record Date") are entitled to notice, and to vote at the Meeting or any adjournment(s) thereof. If you wish to participate in the Meeting, you may submit the proxy card included with this prospectus/proxy statement by mail, vote by telephone or the Internet, or attend the Meeting in person. (See the back of this prospectus/proxy statement for voting instructions.) If you wish to attend the Meeting in person, please call (800) 499-8519 for instructions.

You can vote by returning your properly executed proxy card in the envelope provided. When you complete and sign your proxy card, the proxies named will vote on your behalf at the Meeting (or any adjournments thereof) as you have indicated. If you return a properly executed proxy card, but no choice is specified, your shares will be voted FOR approval of the Plan. If any other matters are properly presented at the Meeting for action, the persons named as proxies will vote in accordance with the views of management of the Target Fund. Abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, and will have the effect of a vote against the Plan. Any proposal for which sufficient favorable votes have been received by the time of the Meeting may be acted upon and considered final regardless of whether the Meeting is adjourned to permit additional solicitation with respect to any other proposal. In certain circumstances in which the Target Fund has received sufficient votes to approve a matter being recommended for approval by the Board of Trustees, the Target Fund may request that brokers and nominees, in their discretion, withhold submission of broker non-votes in order to avoid the need for solicitation of additional votes in favor of the matter.

Shareholders may revoke a proxy prior to the Meeting by timely written notice delivered to the relevant Target Trust at the address above stating that the proxy is revoked, by submitting a subsequent proxy timely and in accordance with the methods prescribed by this prospectus/proxy statement, or by attending the Meeting and voting in person. Any shareholder who has returned a properly executed proxy card, including a broker who may hold shares on your behalf, has the right to revoke it at any time prior to its exercise by attending the Meeting and voting his or her shares in person, by submitting a letter of revocation to the Trust prior to the date of the Meeting, by submitting a later dated and properly executed proxy card to the Trust prior to the date of the Meeting, or by telephone or Internet. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan.

Each Target Trust's Declaration of Trust provides that the holders of twenty-five percent (25%) of a Target Fund's shares issued and outstanding, present in person or by proxy, shall constitute a quorum for the transaction of business at the Meeting. However, approval for the Merger of a Fund requires a quorum of a majority of the outstanding voting securities of the Fund entitled to vote on the Merger.

Approval of each Merger requires the affirmative vote of the holders of a "majority of the outstanding voting securities " (as defined in the 1940 Act) of the Target Fund. A vote of the majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of your Target Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of your Target Fund. The outcome of the vote for any Merger will not affect the outcome of the vote for any other proposal.

In voting on the Plan, all classes of the Target Fund will vote together as if they were a single class. Each share of a Target Fund will be entitled to one vote for each dollar, and a fractional vote for each fraction of a dollar, of net asset value applicable to such share (each share is anticipated to have a net asset value of $1.00).

Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of EIMC, its affiliates or other representatives of the Target Fund (who will not be paid for their soliciting activities). In addition, The Altman Group, the Fund's proxy solicitor, may make proxy solicitations and will receive compensation for seeking shareholder votes and answering shareholder questions in an amount estimated to be $90,000 with respect to the proposals covered by this prospectus/proxy statement. That cost and other expenses of the Meeting and the Merger (other than costs incurred from securities transactions in connection with the Merger) will be paid by Funds Management, EIMC or one of their affiliates.

In the event a quorum is not present at the Meeting or in the event that a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. The persons named as proxies will vote in favor of adjournment those proxies that they are entitled to vote in favor of the proposal. They will vote against any such adjournment those proxies required to be voted against the proposal. The Meeting, whether or not a quorum is present, may be adjourned from time to time by the vote of a majority of the shares of a Target Fund represented at the Meeting, either in person or by proxy, or by the chair of the Meeting in his or her discretion. Abstentions and broker non-votes will not be voted on a motion to adjourn.

A shareholder who objects to the proposed Merger will not be entitled under either Delaware law or a Target Fund's Declaration of Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for U.S. federal income tax purposes and that, if the Merger is consummated, shareholders will be free to redeem the shares of the Acquiring Fund which they receive in the transaction at their then-current net asset value, net of any applicable CDSC. Shares of the Target Fund may be redeemed at any time prior to the consummation of the Merger. Shareholders of the Target Fund may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

If the Target Fund shareholders do not vote to approve a Merger, the Board of Trustees of the Target Trust may consider other possible courses of action.

The votes of the shareholders of the Acquiring Funds are not being solicited by this prospectus/proxy statement and are not required to carry out the Mergers.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise the Target Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this prospectus/proxy statement needed to supply copies to the beneficial owners of the respective shares.

For each class of your Target Fund's shares entitled to vote at the meeting, the number of shares outstanding as of the Record Date was as follows:

Classes of Shares	Number of Shares Outstanding and Entitled to Vote	Number of Votes by Class
Evergreen Institutional Treasury Money Market Fund
Administrative Class	238,997.030	238,997.030
Institutional Service Class	837,368,518.410	837,368,518.410
Institutional Class	4,485,155,719.040	4,485,155,719.040
Investor Class	73,638,716.920	73,638,716.920
Participant Class	54,977,479.550	54,977,479.550
All Classes	5,451,379,430.950	5,451,379,430.950
Evergreen Treasury Money Market Fund
Class A	160,149,897.479	160,149,897.479
Class I	579,317,168.002	579,317,168.002
Class S	174,884,488.930	174,884,488.930
All Classes	914,351,554.411	914,351,554.411
Evergreen Institutional U.S. Government Money Market Fund
Institutional Service Class	75,793,339.160	75,793,339.160
Institutional Class	1,531,127,589.920	1,531,127,589.920
Investor Class	23,185,055.250	23,185,055.250
Participant Class	38,957,238.270	38,957,238.270
All Classes	1,669,063,222.600	1,669,063,222.600
Evergreen U.S. Government Money Market Fund
Class A	676,021,071.172	676,021,071.172
Class S	210,284,154.900	210,284,154.900
All Classes	886,305,226.072	886,305,226.072

As of March 10, 2010, the officers and Trustees of your Target Trust owned as a group less than 1% of the outstanding shares of any class of each Fund that is a series of the Trust. Except as noted below in the table, to each Fund's knowledge, no persons owned of record 5% or more of any class of shares of the respective Fund. No person is reflected on the books and records of the Funds as owning beneficially 5% or more of any shares of the Funds as of March 10, 2010. Any shareholder who holds beneficially 25% or more of the outstanding common shares of a Fund may be deemed to control the Fund until such time as it holds beneficially less than 25% of the outstanding common shares of the Fund. Any shareholder controlling a Fund may be able to determine the outcome of issues that are submitted to shareholders for vote, including the vote to approve the Plan, and may be able to take action regarding the Fund without the consent or approval of the other shareholders.

Evergreen Institutional Treasury Money Market Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
Frist Clearing, LLC Cornelia Anne Garcia Trust Cornelia Anne Garcia Trustee 2014 Woodberry Rd. Brandon, FL 33510-2725	Administrative	166,203.9700	69.54%
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	Administrative	58,330.5400	24.41%
First Clearing, LLC Dwight H. Covington R/O IRA FCC as Custodian 4440 Barwyn Lane Plano, TX 75093-6708	Administrative	14,387.4800	6.02%
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	Investor	38,644,926.0300	52.48%
First Clearing, LLC David S. Mack 2115 Linwood Ave., Suite 110 Fort Lee, NJ 07024-5022	Investor	9,011,692.0400	12.24%
First Clearing, LLC Jon E. Cohen Newport Hotel Group Personal & Confidential 28 Jacome Way Middleton, RI 02842-5679	Investor	7,486,910.2900	10.17%
First Clearing, LLC Jon E. Cohen Bellevue Properties Inc. 28 Jacome Way Middleton, RI 02842-5679	Investor	5,009,685.7900	6.80%
First Clearing, LLC Douglas Cohen Newport Hotel Group 28 Jacome Way Middleton, RI 02842-5679	Investor	4,070,806.3200	5.53%
Bisys Fund Services Inc. FBO Wachovia Sweep Customers Attn: Ayre Spencer 3435 Stelzer Rd. Columbus, OH 43219-6004	Institutional	2,318,371,500.0000	51.69%
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	Institutional	659,152,105.8100	14.70%
Wachovia Bank Trust Accounts Attn: Ginny Batten CMG-1151-2 401 S Tryon Street, 3rd Floor Charlotte, NC 28202-1934	Institutional	597,732,916.9300	13.33%
Hare & Co. Attn: Frank Notaro 111 Sanders Creek Parkway East Syracuse, NY 13057-1382	Institutional	243,098,009.8600	5.42%
Bisys Fund Services Inc. FBO Wachovia Sweep Customers Attn: Ayre Spencer 3435 Stelzer Rd. Columbus, OH 43219-6004	Institutional Service	642,086,500.0000	76.68%

Evergreen Treasury Money Market Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
First Clearing Corp. PCG-CAP Sweep Accounts Attn: RIG Compliance 401 S Tryon Street, NC1164 Charlotte, NC 28202-1934	S	174,884,488.9300	100.00%
First Clearing, LLC 2801 Market Street Saint Louis, MO 63103-2523	A	23,737,090.9000	14.82%
Wachovia Bank Trust Accounts Attn: Ginny Batten 11th Floor CMG-1151 301 S Tryon Street Charlotte, NC 28282-1915	A	18,395,087.8800	11.49%
Trust-AccoWachovia Bank Trust Accounts Attn: Ginny Batten 11th Floor 301 S Tryon Street CMG-1151 Charlotte, NC 28202	I	311,694,227.4800	53.80%
Bank & Co. C/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	I	168,825,913.6100	29.14%
Wells Fargo Fund Mgmt. LLC Attn: Anil Mohan/Paul Pereira 525 Market Street San Francisco, CA 94105-2708	I	75,000,343.0400	12.95%

Wells Fargo Advantage Treasury Plus Money Market Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
Wells Fargo Bank Sweep Dept. Operations MAC Mail: A0246-029 3440 Walnut Ave. Building A Freemont, CA 94538-2210	A	668,825,410.6500	39.63%
Wells Fargo Bank Sweep Dept. Operations MAC Mail: A0246-029 3440 Walnut Ave. Building A Freemont, CA 94538-2210	A	482,511,356.4700	28.59%
Hare & Co. Bank of New York One Wall Street, 2nd Floor Attn: STIF/Master Note New York, NY 10005-2501	A	331,842,335.6700	19.66%
Wells Fargo Investments, LLC c/o Chris Robinson 625 Marquette Ave. Floor 12 Minneapolis, MN 55402-2308	A	140,558,641.3200	8.33%
Wells Fargo Bank NA Attn: Cash Sweep Dept. MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	Service	614,464,088.5900	87.61%
Wells Fargo Securities, LLC West c/o Sean O'Farrell 608 2nd Ave. Minneapolis, MN 55402-1916	Service	46,495,914.6100	6.63%
Wells Fargo Bank NA Attn: Cash Sweep Dept. MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	Institutional	1,445,687,394.5900	37.92%
Wells Fargo Securities, LLC West c/o Sean O'Farrell 608 2nd Ave. Minneapolis, MN 55402-1916	Institutional	859,432,321.6900	22.54%
Hare & Co. Bank of New York One Wall Street, 2nd Floor Attn: STIF/Master Note New York, NY 10005-2501	Institutional	430,175,540.6700	11.28%
Wells Fargo Securities, LLC West c/o Sean O'Farrell 608 2nd Ave. Minneapolis, MN 55402-1916	Administrator	162,974,844.8300	93.87%

Evergreen Institutional U.S. Government Money Market Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	Investor	9,905,614.5500	42.72%
Wachovia Bank Trust Accounts Attn: Ginny Batten 11th Floor, CMG 1151 301 S Tryon Street Charlotte, NC 28282-1915	Investor	9,392,274.8000	40.51%
First Clearing, LLC Finlay B. Matheson Trust Finaly Brooks Matheson Trustee 3898 Shipping Ave. Miami, FL 33146-1517	Investor	1,217,254.1200	5.25%
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	Institutional	422,763,767.4700	27.61%
Wachovia Bank Trust Accounts Attn: Ginny Battem CMG-1151-2 401 S Tryon Street, 3rd Floor Charlotte, NC 28202-1934	Institutional	233,015,392.8100	15.22%
Costco Wholesale Corporation Attn: Treasury Dept./Rue Jenkins 999 Lake Drive Issaquah, WA 98027-8990	Institutional	175,000,000.0000	11.43%
Wachovia Bank Trust Accounts Attn: Ginny Batten 11th Floor, CMG 1151 301 S Tryon Street Charlotte, NC 28282-1915	Institutional Service	41,867,099.0700	55.24%
First Clearing, LLC Nihill & Riedley Gen Motors SPC Acct/FBO LMIC The Public Ledger Blds. Suite 800 150 South Independence Mall W Philadelphia, PA 19106	Institutional Service	11,143,596.2300	14.70%
First Clearing, LLC Evergreen Energy Inc. 1225 Seventeenth St. Suite 1300 Denver, CO 80202-5506	Institutional Service	6,287,485.8600	8.30%
First Clearing, LLC Michael Dening & Maria Pellew-Harvey 3114 Monument Ave. Richmond, VA 23221-1457	Participant	11,603,660.6300	29.79%
First Clearing, LLC Vincent P. Mancini & Janet Mancini JT TEN 8 Hillside Ave., Apt 801 Salt Lake City, UT 84103-4675	Participant	6,623,838.9300	17.00%
American Stock Transfer & Trust Co., Inc. AST as Escrow Agent For Auto Europe Acquisition Corp. Attn: Henry Reinhold 6201 15th Ave. Brooklyn, NY 11219-5441	Participant	4,204,007.4000	10.79%
First Clearing, LLC Vincent P. Mancini & Janet Mancini JT TEN 8 Hillside Ave., Apt 801 Salt Lake City, UT 84103-4675	Participant	3,191,177.5500	8.19%
American Stock Transfer & Trust Co., Inc. AST as Escrow Agent For Soros Statigic/Dino New York 6201 15th Ave. Brooklyn, NY 11219-5441	Participant	2,899,490.4500	7.44%
American Stock Transfer & Trust Co., Inc. AST as Escrow Agent For SS & C/ Next Round 6201 15th Ave. Brooklyn, NY 11219-5441	Participant	2,100,549.1400	5.39%
American Stock Transfer & Trust Co., Inc. AST as Escrow Agent For Go America/ Hovrs Attn: Henry Reinhold 6201 15th Ave. Brooklyn, NY 11219-5441	Participant	2,001,521.7600	5.14%

Evergreen U.S. Government Money Market Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
First Clearing, LLC C/F Attn: Money Market Dept. 10700 N Park Dr. Glen Allen, VA 23060-9243	A	646,132,963.8400	95.58%
First Clearing Corp. PCG-CAP Sweep Accounts Attn: RIG Compliance 401 S Tryon Street, NC1164 Charlotte, NC 28202-1934	S	210,284,154.9000	100.00%

Wells Fargo Advantage Government Money Market Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
Wells Fargo Investments, LLC c/o Chris Robinson 625 Marquette Ave. Floor 12 Minneapolis, MN 55402-2308	A	689,883,788.3500	90.20%
Wells Fargo Bank NA Attn: Cash Sweep Dept. MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	Service	4,055,025,208.411	88.97%
Wells Fargo Securities, LLC West c/o Sean O'Farrell 608 2nd Ave. Minneapolis, MN 55402-1916	Service	307,272,343.0300	6.74%
Wells Fargo Bank NA Attn: Cash Sweep Dept. MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	Administrator	437,907,719.4000	51.51%
Wells Fargo Securities, LLC West c/o Sean O'Farrell 608 2nd Ave. Minneapolis, MN 55402-1916	Administrator	353,901,077.1000	41.63%
Wells Fargo Bank NA Attn: Cash Sweep Dept. MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	Institutional	9,894,179,432.1600	48.44%
Wells Fargo Securities, LLC West c/o Sean O'Farrell 608 2nd Ave. Minneapolis, MN 55402-1916	Institutional	3,437,889,908.7800	16.83%
Deloitte & Touche USA LLP Attn: Marshall Butler Ten Westport Road Wilton, CT 06897	Institutional	1,070,000,000.0000	5.24%

FINANCIAL STATEMENTS

The audited financial highlights of each Target Fund and each Acquiring Fund for the last five fiscal years for which such information is available (as of the date of this prospectus/proxy statement) are incorporated by reference from the applicable Fund's prospectus. If available, the unaudited financial highlights for the six-month period following such fiscal year are included in Exhibit F. The Merger SAI incorporates by reference the following financial statements, including the financial highlights for the periods indicated therein and, with respect to audited financial statements, the reports of KPMG LLP, independent registered public accounting firm to each of the Target Funds and Acquiring Funds, thereon. The Merger SAI includes unaudited pro forma financial statements.

Fund Name	Financial Statements as of	Audited or Unaudited
Evergreen Institutional Treasury Money Market Fund	February 28, 2009 August 31, 2009[1]	Audited Unaudited
Evergreen Treasury Money Market Fund	January 31, 2009 July 31, 2009[1]	Audited Unaudited
Wells Fargo Advantage Treasury Plus Money Market Fund	February 28, 2009 August 31, 2009[1]	Audited Unaudited
Evergreen Institutional U.S. Government Money Market Fund	February 28, 2009 August 31, 2009[1]	Audited Unaudited
Evergreen U.S. Government Money Market Fund	January 31, 2009 July 31, 2009[1]	Audited Unaudited
Wells Fargo Advantage Government Money Market Fund	February 28, 2009 August 31, 2009[1]	Audited Unaudited
1	The unaudited financial highlights for the six-month period ended on the date indicated above are provided in Exhibit F.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Funds will be passed upon by Goodwin Procter LLP as counsel to the Acquiring Trust.

ADDITIONAL INFORMATION

Each Target Fund and Acquiring Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC.

These items can be inspected and copies may be obtained at prescribed rates at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549. Copies of such filings may be available at the following Commission regional offices: 3 World Financial Center, Suite 400, New York, NY 10281-1022; 33 Arch Street, 23rd Floor, Boston, MA 02110-1424; 701 Market Street, Philadelphia, PA 19106-1532; 801 Brickell Ave., Suite 1800, Miami, FL 33131; 3475 Lenox Road, N.E., Suite 1000, Atlanta, GA 30326-1232; 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604; 1801 California Street, Suite 1500, Denver, CO 80202-2656; Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, TX 76102; 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648; and 44 Montgomery Street, Suite 2600, San Francisco, CA 94104.

Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Informational Services, SEC, Washington, D.C. 20549 at prescribed rates or by calling 1-202-551-8090.

Certificated Shares

In connection with the Merger, all issued and outstanding shares of the Target Fund, including certificated shares, will be canceled. The Acquiring Fund will not issue certificates representing its shares in connection with the Merger, and any certificated shares you possess will be considered on deposit as book entry shares of the Acquiring Fund. After the Merger, the certificates themselves will have no monetary value and should be destroyed.

If you hold certificated shares, we ask you to destroy the certificates. Please contact the Evergreen funds at our toll free number before you destroy the certificate so that we may gather some information from you that will assist us with this process. If you have physical certificates but cannot locate them, please contact us so that we may update our files with that information.

Legal Proceedings

The Evergreen funds, EIMC and certain of EIMC's affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC has reached final settlements with the Securities and Exchange Commission ("SEC") and the Securities Division of the Secretary of the Commonwealth of Massachusetts ("Commonwealth") primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund ("Ultra"). The claims settled include the following: first, that during the period February 2007 through Ultra's liquidation on June 18, 2008, Ultra's former portfolio management team failed to properly take into account readily available information in valuing certain non-agency residential mortgage-backed securities held by Ultra, resulting in Ultra's NAV being overstated during the period; second, that EIMC acted inappropriately when, in an effort to explain the decline in Ultra's NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, Evergreen Investment Services, Inc. ("EIS"), EIMC's affiliated broker-dealer, did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC has agreed to a payment of $41.125 million, up to $40.125 million of which will be distributed to eligible shareholders of Ultra pursuant to a methodology and plan approved by the regulators. EIMC neither admitted nor denied the regulators' conclusions.

In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in Ultra suffered losses as a result of (i) misleading statements in Ultra's registration statement and prospectus, (ii) the failure to accurately price securities in Ultra at different points in time and (iii) the failure of Ultra's risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

OTHER BUSINESS

The Trustees of your Target Fund do not intend to present any other business at the Meeting. If any other matters are properly presented at the Meeting for action by shareholders of a Target Fund, the persons named as proxies will vote in accordance with the views of management of the Target Fund.

THE TRUSTEES OF YOUR TARGET TRUST RECOMMEND APPROVAL OF THE PLAN WITH RESPECT TO YOUR FUND. ANY PROPERLY EXECUTED PROXY CARDS RECEIVED WITHOUT INSTRUCTIONS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

April 1, 2010

Instructions for Executing Proxy Card

The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION CORPORATE ACCOUNTS	VALID SIGNATURE
(1) ABC Corp.	ABC Corp.
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee
TRUST ACCOUNTS
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe, Trustee
CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) John B. Smith	John B. Smith, Jr., Executor

After completing your proxy card, return it in the enclosed postage-paid envelope.

OTHER WAYS TO VOTE YOUR PROXY

VOTE BY TELEPHONE:

1. Read the prospectus/proxy statement and have your proxy card at hand.
2. Call the toll-free number on your proxy card.

VOTE BY INTERNET:

1. Read the prospectus/proxy statement and have your proxy card at hand.
2. Go to the Web site indicated on your proxy card and follow the voting instructions.

The Internet and telephone voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders' instructions have been recorded properly. Please note that, although there is no charge to you for voting by telephone or electronically through the Internet associated with this prospectus/proxy statement, there may be costs associated with electronic access, such as usage charges from Internet service providers and telephone companies, that must be borne by the shareholders.

Voting by telephone or Internet is generally available 24 hours a day. Do not mail the proxy card if you are voting by telephone or Internet. If you have any questions about voting, please call The Altman Group, our proxy solicitor, at (800) 499-8519 (toll free).

Exhibit A

Agreement and Plan of Reorganization

WELLS FARGO FUNDS TRUST

WELLS FARGO VARIABLE TRUST

EVERGREEN EQUITY TRUST

EVERGREEN FIXED INCOME TRUST

EVERGREEN INTERNATIONAL TRUST

EVERGREEN MONEY MARKET TRUST

EVERGREEN MUNICIPAL TRUST

EVERGREEN SELECT EQUITY TRUST

EVERGREEN SELECT FIXED INCOME TRUST

EVERGREEN SELECT MONEY MARKET TRUST

EVERGREEN VARIABLE ANNUITY TRUST

AGREEMENT AND PLAN OF REORGANIZATION

Dated as of March 1, 2010

This AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made as of this March 1, 2010, by and among Wells Fargo Funds Trust and Wells Fargo Variable Trust (each a "WFA Fund Trust"), each a Delaware statutory trust, for itself and with respect to each of its series that is an Acquiring Fund, as defined below, or a Target Fund, as defined below, each WFA Fund Trust, Acquiring Fund and Target Fund acting on its own behalf separately from all of the other parties hereto and not jointly or jointly and severally with any other party hereto; Evergreen Equity Trust, Evergreen Fixed Income Trust, Evergreen International Trust, Evergreen Money Market Trust, Evergreen Municipal Trust, Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust, Evergreen Select Money Market Trust and Evergreen Variable Annuity Trust (each an "Evergreen Fund Trust"), each a Delaware statutory trust, for itself and with respect to each of its series that is a Target Fund, as defined below, each Evergreen Fund Trust and Target Fund acting on its own behalf separately from all of the other parties hereto and not jointly or jointly and severally with any other party hereto; as to Section 17 of this Plan only, Wells Fargo Funds Management, LLC ("Wells Fargo Funds Management"), the investment adviser to each series of each WFA Fund Trust; and as to Section 17 of this Plan only, Evergreen Investment Management Company, LLC ("EIMC"), the investment adviser to each series of each Evergreen Fund Trust;

WHEREAS, the WFA Fund Trusts and the Evergreen Fund Trusts are open-end management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

WHEREAS, Wells Fargo Funds Management and EIMC are "affiliated persons" of each other under Section 2(a)(3)(C) of the 1940 Act due to their common ownership;

WHEREAS, the parties desire that each Acquiring Fund acquire all of the Assets of its Corresponding Target Fund, as defined below, in return for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the Liabilities of the Corresponding Target Fund; and that such shares of the Acquiring Fund be distributed to the shareholders of the Corresponding Target Fund in connection with the liquidation and termination of the Corresponding Target Fund (each transaction between an Acquiring Fund and its Corresponding Target Fund, a "Reorganization");

WHEREAS, this Plan contemplates multiple Reorganizations but is intended to have effect in respect of each Reorganization as a separate agreement and plan of reorganization between an Acquiring Fund and one Corresponding Target Fund and is to be read and interpreted accordingly;

WHEREAS, each Acquiring Fund and each WFA Fund Trust acting for itself and on behalf of such Acquiring Fund, and each Target Fund and each Selling Fund Trust acting for itself and on behalf of such Target Fund, is acting separately from all of the other parties and their series, as applicable, and not jointly or jointly and severally with any other party;

WHEREAS, without limiting the foregoing, references in this Plan to "the WFA Fund Trust" and "the Selling Fund Trust" or otherwise to parties to this Plan shall be references only to the WFA Fund Trust or the Selling Fund Trust whose series are engaged in any specific Reorganization transaction; and

WHEREAS, the parties intend that each Reorganization qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that each Acquiring Fund and its Corresponding Target Fund will be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

1. Definitions.

The following terms shall have the following meanings:

1933 Act	The Securities Act of 1933, as amended.
1934 Act	The Securities Exchange Act of 1934, as amended.
Acquiring Class

The class of shares of an Acquiring Fund that a WFA Fund Trust will issue to a Target Fund in respect of the Assets and Liabilities of the Target Fund attributable to the Corresponding Target Class, as set forth in Annex A.

Acquiring Fund	Each Fund listed in the column entitled "Acquiring Fund" in Annex A.
Acquiring Fund Financial Statements

The audited financial statements of an Acquiring Fund for its most recently completed fiscal year together with the unaudited financial statements of the Acquiring Fund for any semi-annual period completed since the end of the most recently completed fiscal year, in each case to the extent available.

Active Reorganization	Each Reorganization set forth in the Active Reorganization Table on Annex A.
Annex A	Annex A to this Plan, as it may be amended from time to time.
Assets

All property and assets of any kind and all interests, rights, privileges and powers of or attributable to a Fund, whether or not determinable at the appropriate Effective Time and wherever located. Assets include, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables and receivables for shares sold) owned by a Fund and any deferred or prepaid expense shown as an asset on such Fund's books.

Assets List	A list of securities and other Assets of or attributable to a Fund as of the date provided.
Board	The Board of Trustees of a WFA Fund Trust or an Evergreen Fund Trust.
Closing Date

The closing date for each Reorganization listed in the column entitled "Closing Date" in Annex A or such other date as the parties may agree to in writing, including any postponements described in the definition of Valuation Time.

Corresponding Acquiring Class	The Acquiring Fund share class set forth opposite a Target Class in Annex A.
Corresponding Acquiring Fund	The Acquiring Fund set forth opposite a Target Fund in Annex A.
Corresponding Target Class	The Target Fund share class set forth opposite an Acquiring Class in Annex A.
Corresponding Target Fund	The Target Fund set forth opposite an Acquiring Fund in Annex A.
Effective Time	9:00 a.m. Eastern Time on the business day following the Closing Date of a Reorganization, or such other time and date as the parties may agree to in writing.
Fund	An Acquiring Fund or a Target Fund.
HSR Act	The Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended.
Liabilities

All liabilities of, or allocated or attributable to, a Fund, whether known or unknown, accrued or unaccrued, absolute or contingent, conditional or fixed, matured or unmatured. For clarity and without limitation, the Liabilities of a Target Fund of an Evergreen Fund Trust include all of its present or future obligations (or the obligations of any Evergreen Fund Trust relating to the Target Fund) under or in respect of deferred compensation and as to indemnification (including without limitation with respect to any action, suit, or proceeding, whether or not currently pending or threatened).

Material Agreements	The agreements set forth in Schedule A, as it may be amended from time to time.
Reorganization Documents

With respect to an Acquiring Fund, such bills of sale, assignments, and other instruments of transfer as the WFA Fund Trust in question reasonably deems necessary or desirable to effect any Corresponding Target Fund's transfer of all of its rights and title to and interest in its Assets to the Acquiring Fund. With respect to a Target Fund, such instruments of assumption, instruments of transfer, and other documents as the Selling Fund Trust in question reasonably deems necessary or desirable to effect the Corresponding Acquiring Fund's assumption of all of the Target Fund's Liabilities.

Schedule A	Schedule A to this Plan, as it may be amended from time to time.
Selling Fund Trust	Each WFA Fund Trust and Evergreen Fund Trust that has a Target Fund as a series.
Shell Acquiring Fund	Each Acquiring Fund set forth in the "Shell Reorganization Table" in Annex A.
Shell Reorganization	Each Reorganization set forth in the Shell Reorganization Table in Annex A.
Target Class	The Target Fund share class set forth opposite an Acquiring Class in Annex A.
Target Fund	Each Fund listed in the column entitled "Target Fund" in Annex A.
Target Fund Financial Statements

The audited financial statements of a Target Fund for its most recently completed fiscal year together with the unaudited financial statements of the Target Fund for any semi-annual period completed since the end of the most recently completed fiscal year, in each case to the extent available.

Valuation Time

With respect to each Reorganization, the last time on the Closing Date, or such other time and date as the parties may agree to in writing, when a WFA Fund Trust determines the net asset value of the shares of the Acquiring Fund as set forth in the Acquiring Fund's registration statement on Form N-1A. In the event the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund shall be closed to trading, or trading thereon shall be restricted or trading or the reporting of trading on the New York Stock Exchange or other primary trading market shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or any Target Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored. In such event, the Effective Time shall automatically be postponed so that it occurs on the first business day after the Valuation Time.

2. Regulatory Filings. For each Reorganization, the WFA Fund Trust whose series is the Acquiring Fund shall prepare and file any required filings including, without limitation, filings with state or foreign securities regulatory authorities in connection with the Reorganization, and each Selling Fund Trust whose series is a Corresponding Target Fund shall assist the WFA Fund Trust in preparing any such required filings.

3. Transfer of Target Fund Assets. Each Selling Fund Trust, with respect to each of its series that is a Target Fund, and each WFA Fund Trust, with respect to each of its series that is an Acquiring Fund, shall take the following steps with respect to each Reorganization involving that Target Fund or Acquiring Fund:

(a) Within a reasonable time prior to the Closing Date, the Target Fund shall provide, if requested, its Assets List to its Corresponding Acquiring Fund. The Target Fund may sell any investment on the Assets List prior to the Valuation Time. After the Target Fund provides the Assets List, the Target Fund will notify its Corresponding Acquiring Fund of its purchase or incurrence of additional investments or of any additional encumbrances, rights, restrictions or claims not reflected on the Assets List, within a reasonable time period after such purchase or incurrence. Within a reasonable time after receipt of the Assets List and prior to the Closing Date, the Corresponding Acquiring Fund will advise the Target Fund in writing of any investments shown on the Assets List that the Corresponding Acquiring Fund has reasonably determined to be impermissible or inconsistent with the investment objective, policies and restrictions of the Corresponding Acquiring Fund.

(b) The Selling Fund Trust shall assign, transfer, deliver and convey the Target Fund's Assets to its Corresponding Acquiring Fund at the Reorganization's Effective Time. In exchange for the transfer of the Assets, the Corresponding Acquiring Fund shall simultaneously assume the Target Fund's Liabilities and issue and deliver to the Target Fund full and fractional shares of beneficial interest of each Acquiring Class. The Corresponding Acquiring Fund shall determine the number of shares of each Acquiring Class to issue by dividing the value of the Assets net of Liabilities attributable to its Corresponding Target Class by the net asset value of one Acquiring Class share. Based on this calculation, the Corresponding Acquiring Fund shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the value of the Assets net of Liabilities of the Corresponding Target Class. The Corresponding Acquiring Fund shall then accept the Target Fund's Assets and assume the Target Fund's Liabilities such that at and after the Effective Time (i) all of the Target Fund's Assets shall become and be Assets of its Corresponding Acquiring Fund and (ii) all of the Target Fund's Liabilities at the Effective Time shall attach to the Corresponding Acquiring Fund, and be enforceable against the Corresponding Acquiring Fund to the same extent as if initially incurred by the Corresponding Acquiring Fund.

(c) The parties shall determine the net asset value of the Acquiring Fund shares to be delivered, and the value of the Assets to be conveyed net of Liabilities, as of the Valuation Time in accordance with the applicable WFA Fund Trust's current valuation procedures as described in the then-current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund. For money market funds, the net asset value of the Acquiring Fund shares to be delivered, and the value of the Assets to be conveyed net of Liabilities, will be calculated using the amortized cost valuation procedures approved by the Board of the WFA Fund Trust, as described in the then-current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.

(d) The Selling Fund Trust shall cause its custodian to transfer the Target Fund's Assets with good and marketable title to the account of its Corresponding Acquiring Fund. The Selling Fund Trust shall also cause its custodian to transfer all cash in the form of immediately available funds. In addition, the Selling Fund Trust shall cause its custodian to transfer any Assets that were not transferred to the Acquiring Fund's account at the Effective Time to the Acquiring Fund's account at the earliest practicable date thereafter.

4. Liquidation and Termination of Target Funds, Registration of Shares and Access to Records. Each Selling Fund Trust, with respect to each of its series that is a Target Fund, and each WFA Fund Trust, with respect to each of its series that is an Acquiring Fund, shall take the following steps with respect to each Reorganization involving that Target Fund or Acquiring Fund:

(a) At or as soon as is reasonably practical after the Effective Time, the Selling Fund Trust shall distribute to shareholders of record of each Target Class the shares of beneficial interest of its Corresponding Acquiring Class pro rata on the basis of the shares of the Target Class owned by such shareholders. Each shareholder also shall have the right to receive, at or as soon as practicable after the Effective Time, any unpaid dividends or other distributions that the Selling Fund Trust may have declared with respect to the Target Class shares. The WFA Fund Trust shall record on its books the ownership by the Target Fund shareholders of the Corresponding Acquiring Fund shares. The WFA Fund Trusts do not issue certificates representing the Acquiring Fund shares, and shall not be responsible for issuing certificates to shareholders of the Target Funds. The Selling Fund Trust shall wind up the affairs of the Target Fund and shall take all steps as are necessary and proper to dissolve, liquidate and terminate the Target Fund and the Selling Fund Trust (to the extent it is an Evergreen Fund Trust) in accordance with applicable law and regulations and its Declaration of Trust and By-Laws, as soon as is reasonably practicable after the Effective Time.

(b) At and after the Closing Date, the Selling Fund Trust, with respect to the Target Fund, shall provide the applicable WFA Fund Trust, with respect to the Corresponding Acquiring Fund, and its transfer agent with immediate access to: (i) all of its records containing the names, addresses and taxpayer identification numbers of all of the Target Fund's shareholders and the number and percentage ownership of the outstanding shares of the Target Class owned by each shareholder immediately prior to the Effective Time; and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) in the possession or control of the Selling Fund Trust relating to the Target Fund shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. Any payments made to service providers in connection with such direction shall be borne by both Wells Fargo Funds Management and EIMC pursuant to Section 17 of this Plan. As soon as practicable following the Reorganization, the Selling Fund Trust shall deliver all books and records with respect to the Target Fund in its possession or control, including books and records showing the ownership of all of the issued and outstanding shares of each Target Class, to the WFA Fund Trust, and the WFA Fund Trust shall thereafter have the responsibility to preserve and maintain, or to cause its service providers to preserve and maintain, all such records received by it in accordance with Section 31 of, and Rule 31a-1 and 31a-2 under, the 1940 Act.

5. Representations, Warranties and Agreements of a Selling Fund Trust. Each Selling Fund Trust, for itself and with respect to each of its series that is a Target Fund, separately and not jointly, represents and warrants to, and agrees with, the applicable WFA Fund Trust in any Reorganization involving such Target Fund, as follows:

(a) The Selling Fund Trust is a statutory trust, duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of the Selling Fund Trust duly established and designated the Target Fund as a series of the Selling Fund Trust and each Target Class as a class of the Target Fund. The Selling Fund Trust is an open-end management investment company registered with the SEC under the 1940 Act, and such registration is in full force and effect.

(b) The Selling Fund Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and as described in its currently effective registration statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

(c) The Board of the Selling Fund Trust has duly authorized the execution and delivery of this Plan and approved the performance of the transactions contemplated herein. Duly authorized officers of the Selling Fund Trust have executed and delivered this Plan. This Plan represents a valid and binding obligation of the Selling Fund Trust with respect to the Target Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan do not, and the consummation of the transactions contemplated by this Plan will not, violate any law or regulation applicable to the Selling Fund Trust, the Declaration of Trust or By-Laws of the Selling Fund Trust or any agreement, indenture, instrument, contract or other undertaking to which the Selling Fund Trust is a party or by which it is bound. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Selling Fund Trust of the transactions contemplated by this Plan, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and insurance, securities or blue sky laws of any U.S. state or the District of Columbia or Puerto Rico.

(d) The Target Fund has qualified and met the requirements for treatment as a "regulated investment company" under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since the commencement of its operations, and will continue to so qualify until the Effective Time and has computed (or will compute) its federal income tax liability, if any, under Sections 852 and 4982 of the Code.

(e) The Selling Fund Trust has duly authorized and validly issued all of the issued and outstanding shares of the Target Fund and all of those shares are, and on the Closing Date will be, validly outstanding, fully paid and non-assessable, and were and will have been offered for sale and sold in conformity, in all material respects, with the registration or qualification requirements of all applicable federal and state securities laws. There are, and will be as of the Closing Date, no outstanding options, warrants or other rights to subscribe for or purchase any Target Fund shares, nor are there outstanding any securities convertible into Target Fund shares.

(f) The Selling Fund Trust with respect to the Target Fund is, and at the Effective Time will be, in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act and all applicable state securities laws, and from the date of this Plan through the Closing Date will comply in all material respects with all newly adopted rules and regulations under the 1940 Act on or before their compliance dates. The Selling Fund Trust with respect to the Target Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the registration statement on Form N-1A as currently in effect in respect of it. The value of the net assets of the Target Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of such Target Fund, except as has been disclosed to its Corresponding Acquiring Fund.

(g) Except as otherwise provided herein, the Selling Fund Trust shall operate the business of the Target Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include, without limitation: (i) the declaration and payment of dividends and distributions pursuant to standard dividend and distribution policies approved by such Target Fund's Board prior to the date of this Plan or otherwise in the ordinary course of business, (ii) the declaration and payment of any other dividends and distributions deemed advisable by the Target Fund after consultation with its Corresponding Acquiring Fund in anticipation of the Reorganization, including the declaration and payment of dividends necessary to avoid a fund-level tax for the taxable year ending on the Closing Date and, as applicable, any prior taxable year in respect of which such Target Fund is eligible as of the Closing Date to declare a "spillback" dividend under Section 855 of the Code, and (iii) the taking of any other commercially reasonable action in anticipation of the Reorganization (and obtaining such additional "run off" insurance coverage as the Selling Fund Trust's Board may approve, and selling assets for purposes of recognizing taxable gains to offset tax-loss carryforwards).

(h) At the Effective Time, the Selling Fund Trust with respect to the Target Fund will have good and marketable title to its Assets and full right, power and authority to assign, transfer, deliver and convey such Assets.

(i) The Target Fund Financial Statements fairly present the financial position of the Target Fund as of the date indicated. The Target Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

(j) To the knowledge of the Selling Fund Trust, except as has been disclosed to its Corresponding Acquiring Fund, the Target Fund has no material Liabilities, whether or not determined or determinable, other than: 1) Liabilities disclosed or provided for in the Target Fund Financial Statements; and 2) Liabilities incurred in the ordinary course of business subsequent to the Target Fund Financial Statements. The Target Fund does not have any Liabilities to any service provider of the Selling Fund Trust for fees previously waived or deferred by such service provider.

(k) Except as has been disclosed to its Corresponding Acquiring Fund: (i) the Selling Fund Trust does not know of any claims, actions, suits, inquiries, investigations or proceedings of any type pending or threatened against the Selling Fund Trust in respect of the Target Fund, the Target Fund or their Assets or businesses, or against any investment adviser or principal underwriter of the Target Fund relating to the services such adviser or underwriter provides to the Target Fund; and (ii) the Selling Fund Trust does not know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, inquiry, investigation or proceeding against the Selling Fund Trust in respect of the Target Fund, the Target Fund or their Assets or businesses, or against any investment adviser or principal underwriter of the Target Fund relating to the services such adviser or underwriter provides to the Target Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts. Except as has been disclosed to its Corresponding Acquiring Fund, the Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect in a material manner, its financial condition, results of operations, business, properties or Assets or the Target Fund's ability to consummate the transactions contemplated by this Plan.

(l) All contracts and agreements other than an Evergreen Fund Trust's Agreement and Declaration of Trust and Bylaws, each as amended, that are material to the Target Fund's business and to which the Selling Fund Trust is a party or by which it is bound, in each case, in respect of the Target Fund, are listed on Schedule A. Except as has been disclosed to its Corresponding Acquiring Fund, no material default has occurred and is continuing in respect of the Target Fund under any such contract or agreement.

(m) The Selling Fund Trust has timely filed all tax returns in respect of the Target Fund for all of its taxable years to and including its most recent taxable year required to be filed on or before the date of this Plan, has paid all taxes payable pursuant to such returns, and has made available to the Corresponding Acquiring Fund all of the Target Fund's previously filed tax returns. To the knowledge of the Selling Fund Trust, no such tax return has been or is currently under audit, and no assessment has been asserted with respect to any return. The Selling Fund Trust will file all of the Target Fund's tax returns (and pay any taxes due thereon) for all of its taxable periods ending on or before the Closing Date not previously filed on or before their due dates (taking account of any valid extensions thereof).

(n) Since the date of the most recent Target Fund Financial Statements, there has been no material adverse change in the financial condition, business, properties or Assets of the Target Fund. For purposes of this provision, the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate, be deemed to give rise to any such change.

(o) The current prospectus and statement of additional information, each as supplemented, of the Target Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(p) Any information provided in writing by the Selling Fund Trust in respect of the Target Fund or by the Target Fund for use, to the extent applicable, in a WFA Fund Trust's registration statement on Form N-14 relating to the Reorganization (the "Registration Statement"), does not, and from the date provided through and until the date of the shareholder meeting will not, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(q) The Target Fund shall issue and deliver or cause its custodian to issue and deliver to the Secretary of the WFA Fund Trust a certificate identifying the Assets of the Target Fund held by it as of the Valuation Time.

(r) Subject to the provisions of this Plan, the Target Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan, including any actions required to be taken after the Closing Date.

6. Representations, Warranties and Agreements of a WFA Fund Trust. Each WFA Fund Trust, for itself and with respect to each of its series that is an Acquiring Fund, separately and not jointly, represents and warrants to, and agrees with the applicable Selling Fund Trust in any Reorganization involving such Acquiring Fund, as follows:

(a) The WFA Fund Trust is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of the WFA Fund Trust duly established and designated the Acquiring Fund as a series of the WFA Fund Trust and each Acquiring Class as a class of the Acquiring Fund. The WFA Fund Trust is an open-end management investment company registered with the SEC under the 1940 Act, and such registration is in full force and effect.

(b) The WFA Fund Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and as described in its currently effective registration statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

(c) The Board of the WFA Fund Trust has duly authorized the execution and delivery of this Plan and approved the performance of the transactions contemplated herein. Duly authorized officers of the WFA Fund Trust have executed and delivered this Plan. This Plan represents a valid and binding obligation of the WFA Fund Trust with respect to the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan do not, and the consummation of the transactions contemplated by this Plan will not, violate any law or regulation applicable to the WFA Fund Trust, the Declaration of Trust or By-Laws of the WFA Fund Trust or any agreement, indenture, instrument, contract or other undertaking to which the WFA Fund Trust is a party or by which it is bound. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the WFA Fund Trust of the transactions contemplated by this Plan, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and insurance, securities or blue sky laws of any U.S. state or the District of Columbia or Puerto Rico.

(d) The Acquiring Fund has qualified and met the requirements for treatment as a "regulated investment company" under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since the commencement of its operations, and will continue to so qualify until the Effective Time and has computed (or will compute) its federal income tax liability, if any, under Sections 852 and 4982 of the Code.

(e) If the Reorganization is a Shell Reorganization, the applicable Acquiring Fund shall have no Assets or Liabilities as of the Closing Date, and there shall be no issued and outstanding shares of such Acquiring Fund prior to or at the Closing Date, other than those acquired, assumed or issued in order to facilitate the commencement of the operations of such Acquiring Fund.

(f) The WFA Fund Trust has duly authorized and validly issued all of the issued and outstanding shares of the Acquiring Fund and all of those shares are, and on the Closing Date will be, validly outstanding, fully paid and non-assessable, and were and will have been offered for sale and sold in conformity, in all material respects, with the registration or qualification requirements of all applicable federal and state securities laws. Before the Closing Date, the WFA Fund Trust shall have duly authorized the shares of the Acquiring Fund to be issued and delivered to the Target Fund as of the Effective Time. When issued and delivered, the shares of the Acquiring Fund shall have been registered for sale under the 1933 Act and qualified under all applicable state securities laws and shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are, and will be as of the Closing Date, no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor are there outstanding any securities convertible into Acquiring Fund shares.

(g) The WFA Fund Trust with respect to the Acquiring Fund is, and at the Effective Time will be, in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act, and all applicable state securities laws, and from the date of this Plan through the Closing Date will comply in all material respects with all newly adopted rules and regulations under the 1940 Act on or before their compliance dates. The WFA Fund Trust with respect to the Acquiring Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the registration statement on Form N-1A as currently in effect in respect of it. The value of the net assets of the Acquiring Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of such Acquiring Fund, except as has been disclosed to its Corresponding Target Fund.

(h) Except as otherwise provided herein, the WFA Fund Trust shall operate the business of the Acquiring Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include, without limitation: (i) the declaration and payment of dividends and distributions pursuant to standard dividend and distribution policies approved by such Acquiring Fund's Board prior to the date of this Plan, (ii) the declaration and payment of any other dividends and distributions deemed advisable by mutual agreement of such Acquiring Fund and its Corresponding Target Fund in anticipation of the Reorganization, and (iii) the taking of any other commercially reasonable action in anticipation of the Reorganization.

(i) The Acquiring Fund Financial Statements fairly present the financial position of the Acquiring Fund as of the date indicated. The Acquiring Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

(j) To the knowledge of the WFA Fund Trust, except as has been disclosed to its Corresponding Target Fund, the Acquiring Fund has no material Liabilities, whether or not determined or determinable, other than: 1) Liabilities disclosed or provided for in the Acquiring Fund Financial Statements, and 2) Liabilities incurred in the ordinary course of business subsequent to the Acquiring Fund Financial Statements. The Acquiring Fund does not have any Liabilities to any service provider of the WFA Fund Trust for fees previously waived or deferred by such service provider.

(k) Except as has been disclosed to its Corresponding Target Fund, (i) the WFA Fund Trust does not know of any claims, actions, suits, inquiries, investigations or proceedings of any type pending or threatened against the WFA Fund Trust in respect of the Acquiring Fund, the Acquiring Fund or their Assets or businesses, or against any investment adviser or principal underwriter of the Acquiring Fund relating to the services such adviser or underwriter provides to the Acquiring Fund; and (ii) the WFA Fund Trust does not know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, inquiry, investigation or proceeding against the WFA Fund Trust in respect of the Acquiring Fund, the Acquiring Fund or any investment adviser or principal underwriter of the Acquiring Fund relating to the services such adviser or underwriter provides to the Acquiring Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts. Neither the WFA Fund Trust in respect of the Acquiring Fund, nor to its knowledge, any investment adviser or principal underwriter of the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect in a material manner, its financial condition, results of operations, business, properties or Assets or the Acquiring Fund's ability to consummate the transactions contemplated by this Plan.

(l) All contracts and agreements that are material to the Acquiring Fund's business are listed on Schedule A. Except as has been disclosed to its Corresponding Target Fund, no material default has occurred and is continuing in respect of the Acquiring Fund under any such contract or agreement.

(m) The WFA Fund Trust has timely filed all tax returns in respect of the Acquiring Fund for all of its taxable years to and including its most recent taxable year required to be filed on or before the date of this Plan, has paid all taxes payable pursuant to such returns and has made available to the Corresponding Target Fund all of the Acquiring Fund's previously filed tax returns. To the knowledge of the WFA Fund Trust, no such return is currently under audit and no assessment has been asserted with respect to any return. The WFA Fund Trust will file all of the Acquiring Fund's tax returns (and pay any taxes due thereon) for all of its taxable periods ending on or before the Closing Date not previously filed on or before their due dates (taking account of any valid extensions thereof).

(n) Since the date of the most recent Acquiring Fund Financial Statements, there has been no material adverse change in the financial condition, business, properties or Assets of the Acquiring Fund. For purposes of this provision, the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate be deemed to give rise to any such change.

(o) The current prospectus and statement of additional information and registration statement on Form N-1A of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(p) To the extent applicable, as of the effective date of the WFA Fund Trust's Registration Statement, the date of the meeting of shareholders of the Target Fund relating to the Reorganization, and the Closing Date, the Prospectus/Proxy Statement (the "Prospectus/Proxy Statement") which forms a part of the Registration Statement and the Registration Statement insofar as it relates to the applicable WFA Fund Trust in respect to the Acquiring Fund or the Acquiring Fund itself, (i) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading and (ii) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Prospectus/Proxy Statement made in reliance upon and in conformity with information furnished by the Target Fund to the Acquiring Fund in writing for use in the Registration Statement or the Prospectus/Proxy Statement.

(q) At the Effective Time, the Acquiring Fund shall issue and deliver or cause its transfer agent to issue and deliver to the Secretary of the Selling Fund Trust a confirmation evidencing that the shares of the Acquiring Fund to be credited at the Effective Time have been credited to the Corresponding Target Fund's account on the books of the Acquiring Fund.

(r) Subject to the provisions of this Plan, the Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan, including any actions required to be taken after the Closing Date.

(s) Each Acquiring Fund Trust, on behalf of each Acquiring Fund, agrees that any information regarding the Corresponding Target Fund that is known, or reasonably should be known, by any of the Selling Fund Trust or the Selling Fund Trust's investment adviser or any one or more of their officers, employees or affiliates shall be deemed to have been disclosed to the Acquiring Fund prior to the date of this Plan or the Valuation Time, whichever is earlier.

7. Conditions to a Target Fund's Obligations. The obligations of the Selling Fund Trust with respect to each of its series that is a Target Fund in a Reorganization shall be subject to satisfaction of the following conditions precedent, provided however, that Sections 7(e), 7(f), 7(p), 7(q) and 7(r) are conditions precedent only with respect to Reorganizations involving Target Funds that are series of an Evergreen Fund Trust:

(a) The shareholders of the Target Fund shall have approved the Reorganization if and to the extent, and in the manner, required by the Selling Fund Trust's Declaration of Trust or By-Laws and applicable law, or if shareholder approval is otherwise sought by the Selling Fund Trust in respect of the Target Fund. For clarity, the failure of any one Target Fund's shareholders to satisfy this condition shall release the Selling Fund Trust of its obligation under this Plan with respect to the Reorganization involving that Target Fund but not with respect to any other Reorganization.

(b) This Plan and the transactions contemplated by it shall have been approved by the affirmative vote of (i) at least a majority of the Board of the WFA Fund Trust (including a majority of those Trustees who are not "interested persons" of any party to this Plan, as defined in Section 2(a)(19) of the 1940 Act) and (ii) at least a majority of the Board of the Selling Fund Trust (including a majority of those Trustees who are not "interested persons" of any party to this Plan, as defined in Section 2(a)(19) of the 1940 Act). The WFA Fund Trust shall have duly executed and delivered to the Target Fund its Corresponding Acquiring Fund's Reorganization Documents.

(c) All representations and warranties of the WFA Fund Trust made in this Plan that are not by their terms qualified as to materiality shall be true and correct in all material respects, and all representations and warranties of the WFA Fund Trust made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case as if made at and as of the Valuation Time and the Effective Time.

(d) The WFA Fund Trust shall have delivered to the Selling Fund Trust a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer (or Assistant Secretary or Assistant Treasurer) stating: 1) that all representations and warranties of the WFA Fund Trust made in this Plan that by their terms are not qualified as to materiality are true and correct in all material respects, and all representations and warranties of the WFA Fund Trust made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case at and as of the Valuation Time;

2) that the Target Fund's Assets are consistent with its Corresponding Acquiring Fund's investment objectives, policies and restrictions and that the Target Fund's Assets may be lawfully acquired by its Corresponding Acquiring Fund and the Target Fund's Liabilities may be lawfully assumed by its Corresponding Acquiring Fund; and 3) that the WFA Fund Trust with respect to the Target Fund has complied with all of the agreements and covenants to be performed or satisfied by it under this Plan in respect of the Acquiring Fund.

(e) The Selling Fund Trust shall have received an opinion of Richards, Layton & Finger, P.A., as special Delaware counsel to the WFA Fund Trust, in form and substance reasonably satisfactory to the Selling Fund Trust and dated as of the Closing Date, addressed to the Selling Fund Trust, with respect to the Target Fund, to the effect that:

(1) The WFA Fund Trust has been duly formed and is validly existing in good standing as a statutory trust under the Delaware Statutory Trust Act, 12 Del. C. § 3801, et seq. (the "Act"), and has the power and authority under its Declaration of Trust and the Act to execute, deliver and perform its obligations under this Plan. Under the Act and its Declaration of Trust, the WFA Fund Trust has the requisite trust power and authority to own all of its properties and conduct its business all as described in its Declaration of Trust;

(2) The execution and delivery of this Plan and the consummation by the WFA Fund Trust of the applicable transactions contemplated thereby have been duly authorized by all requisite statutory trust action on the part of the WFA Fund Trust under its Declaration of Trust and the Act. Assuming execution and delivery by duly authorized officers of the WFA Fund Trust, this Plan has been duly executed and delivered by the WFA Fund Trust;

(3) The WFA Fund Trust has the power to execute, deliver and perform its obligations under this Plan;

(4) This Plan constitutes a legal, valid and binding agreement of the WFA Fund Trust, enforceable against the WFA Fund Trust, in accordance with its terms;

(5) The Acquiring Fund that is a series of the WFA Fund Trust has been duly established as a separate series under the WFA Fund Trust's Declaration of Trust and Section 3806(b)(2) of the Act;

(6) Each Acquiring Class of the Acquiring Fund has been duly established as a class of beneficial interests of the Acquiring Fund under the WFA Fund Trust's Declaration of Trust and Section 3806(b)(1) of the Act;

(7) The shares of the Acquiring Fund to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and, subject to any shareholder payments set forth in a specified section of the WFA Fund Trust's Declaration of Trust, if any, non-assessable beneficial interests in the Acquiring Fund, and under the governing instruments of WFA Fund Trust, no shareholder of the Acquiring Fund has any preemptive right or similar rights thereof;

(8) Neither the execution, delivery and performance by the WFA Fund Trust of this Plan, nor the consummation by the WFA Fund Trust of the applicable transactions contemplated thereby, violates (i) the Declaration of Trust of the WFA Fund Trust or (ii) any law, rule, or regulation of the State of Delaware applicable to the WFA Fund Trust; and

(9) Neither the execution, delivery and performance by the WFA Fund Trust of this Plan, nor the consummation by such WFA Fund Trust of any of the applicable transactions contemplated thereby, requires the consent or approval of, the withholding of objection on the part of, the giving of notice to, the filing, registration or qualification with, or the taking of any other action in respect of any governmental authority or agency of the State of Delaware.

In rendering such opinion, such counsel may assume all conditions precedent set forth in this Plan have been satisfied and such counsel may include other customary assumptions and qualifications for opinions of this type, including without limitation, customary enforceability assumptions (including the effect of principles of equity, including .principles of commercial reasonableness and good faith and fair dealing) and that the Trustees of the WFA Fund Trust have complied with their fiduciary duties in approving this Plan and that the Reorganizations are fair in all respects. In addition, such counsel need not express an opinion with respect to any provisions of this Plan that purport to obligate the WFA Fund Trust to cause other persons or entities to take certain actions or act in a certain way insofar as such opinion would relate to the actions of such other persons or entities, any provisions of this Plan to the extent that such provisions purport to bind the Trustees of the WFA Fund Trust in the exercise of their fiduciary duties or to bind parties not a signatory to this Plan and any provision of this Plan to the extent such provision relates to the dissolution or liquidation of the WFA Fund Trust or series thereof.

(f) The Selling Fund Trust shall have received an opinion of Goodwin Procter LLP, as counsel to the WFA Fund Trust, in form and substance reasonably satisfactory to the Selling Fund Trust and dated as of the Closing Date, addressed to the Selling Fund Trust, with respect to the Target Fund that:

(1) The WFA Fund Trust is an open-end, management investment company registered under the 1940 Act;

(2) The execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate any Material Agreement or any law, rule or regulation to which the WFA Fund Trust is a party or by which it is bound;

(3) The Registration Statement has become effective under the 1933 Act, and to the best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued by the SEC and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act; and

(4) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the WFA Fund Trust of the Reorganization, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those acts, or that may be required under state securities or blue sky laws.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and Delaware law, (iv) rely on certificates (reasonably acceptable to the Selling Fund Trust) of officers or Trustees of the WFA Fund Trust, (v) assume that each of this Plan and each Material Agreement is governed by the laws of the State of Delaware or the Commonwealth of Massachusetts.

(g) The Selling Fund Trust shall have received an opinion, dated as of the Closing Date, of Proskauer Rose LLP, upon which each Target Fund and its shareholders may rely based upon factual representations required by Proskauer Rose LLP made in certificates provided to Proskauer Rose LLP by the WFA Fund Trust and Selling Fund Trust, and in a form reasonably satisfactory to the Selling Fund Trust substantially to the effect that, on the basis of existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, the Reorganization will constitute a "reorganization," within the meaning of Section 368(a) of the Code.

(h) There shall not be in effect on the Closing Date any order, judgment, injunction or other decree of any court of competent jurisdiction restraining, enjoining, or otherwise prohibiting or making illegal the consummation of the transactions contemplated by this Plan. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

(i) If applicable, the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending the effectiveness of the Registration Statement shall have been issued by the SEC and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The SEC has not issued any unfavorable advisory report under Section 25(b) of the 1940 Act relating to, or instituted any proceeding seeking to enjoin consummation of, the Reorganization under Section 25(c) of the 1940 Act.

(j) The WFA Fund Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Closing Date.

(k) The Selling Fund Trust shall have received from the WFA Fund Trust a duly executed instrument reasonably acceptable to it whereby the Acquiring Fund assumes its Corresponding Target Fund's Liabilities.

(l) Wells Fargo Funds Management, EIMC and the Board of each WFA Fund Trust and each Evergreen Fund Trust (collectively, the "Addressees") shall have received a letter dated as of the effective date of the Registration Statement from KPMG LLP ("KPMG") addressed to the Addressees with respect to each Target Fund and each Acquiring Fund (that is not a Shell Acquiring Fund) for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees, that, on the basis of limited procedures reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards), describes KPMG's determinations as to whether:

(1) The unaudited pro forma financial statements and pro forma adjustments included in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund;

(2) The data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund; and

(3) The pro forma capitalization tables appearing in the Registration Statement agree to the information set forth in item (1) of this Section 7(l) for the Target Fund and the Acquiring Fund.

(m) With respect to each Shell Reorganization, the Addressees shall have received a letter dated as of the effective date of the Registration Statement from KPMG addressed to them with respect to each Shell Acquiring Fund and its Corresponding Target Fund for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees, that, on the basis of limited procedures reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards), describes KPMG's determinations as to whether:

(1) The data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Shell Acquiring Fund and its Corresponding Target Fund; and

(2) The pro forma capitalization tables appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by Wells Fargo Funds Management in respect of a Shell Acquiring Fund and EIMC in respect of its Corresponding Target Fund.

(n) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 10 of this Plan.

(o) The Selling Fund Trust shall have taken all steps required to terminate any agreements with its service providers with respect to the Target Fund and shall have discharged in the normal course of business any and all payment obligations under such agreements prior to or simultaneously with the Reorganization.

(p) In connection with its evaluation of qualified candidates and its independent determination to nominate Michael S. Scofield and K. Dun Gifford to the Board of each WFA Fund Trust and Wells Fargo Master Trust ("WFA Master Trust"), the Board of each WFA Fund Trust and WFA Master Trust shall have taken all action necessary or appropriate to appoint and constitute such nominees duly appointed members of the Board of each such Trust, their service as such to become effective at the Effective Time of any Reorganization with a Closing Date of July 9, 2010 as listed in Annex A, and such action shall be in full force and effect. Simultaneously with the effectiveness of his appointment as a member of the Board of a WFA Fund Trust or WFA Master Trust, each of Messrs. Scofield and Gifford shall resign his service as a member of the Board of all Evergreen Fund Trusts that are open-end management investment companies (for the avoidance of doubt, excluding Asset Allocation Trust).

(q) The Advisory Committee of the Trustees of the Legacy Evergreen Funds shall have been duly established in accordance with the "Charter of the Advisory Committee of the Trustees of the Legacy Evergreen Funds," and the related letter agreement of Wells Fargo Funds Management shall be in full force and effect.

(r) Arrangements reasonably satisfactory to the Board of the Selling Fund Trust shall have been implemented in respect of insurance; deferred compensation; indemnity; pending or threatened litigation, actions, claims, or proceedings of any kind in respect of any of the Evergreen Funds or any of their Trustees or officers; and such other matters as the Board may reasonably determine.

8. Conditions to an Acquiring Fund's Obligations. The obligations of each WFA Fund Trust with respect to each of its series that is an Acquiring Fund in a Reorganization shall be subject to satisfaction of the following conditions precedent, provided however, that Sections 8(e) and 8(f) are conditions precedent only with respect to Reorganizations involving Target Funds that are series of an Evergreen Fund Trust:

(a) The shareholders of the Target Fund shall have approved the Reorganization if and to the extent, and in the manner, required by the Selling Fund Trust's Declaration of Trust or By-Laws and applicable law, or if shareholder approval is otherwise sought by the Selling Fund Trust in respect of the Target Fund. For clarity, the failure of any one Target Fund's shareholders to satisfy this condition shall release the WFA Fund Trust of its obligation under this Plan with respect to the Reorganization involving that Target Fund but not with respect to any other Reorganization.

(b) This Plan and the transactions contemplated by it shall have been approved by the affirmative vote of (i) at least a majority of the Board of the WFA Fund Trust (including a majority of those Trustees who are not "interested persons" of any party to this Plan, as defined in Section 2(a)(19) of the 1940 Act) and (ii) at least a majority of the Board of the Selling Fund Trust (including a majority of those Trustees who are not "interested persons" of any party to this Plan, as defined in Section 2(a)(19) of the 1940 Act). The Selling Fund Trust shall have duly executed and delivered to the Acquiring Fund its Corresponding Target Fund's Reorganization Documents.

(c) All representations and warranties of the Selling Fund Trust made in this Plan that are not by their terms qualified as to materiality shall be true and correct in all material respects, and all representations and warranties of the Selling Fund Trust made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case as if made at and as of the Valuation Time and the Effective Time.

(d) The Selling Fund Trust shall have delivered to the WFA Fund Trust a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer (or Assistant Secretary or Assistant Treasurer) stating: 1) that all representations and warranties of the Selling Fund Trust made in this Plan that by their terms are not qualified as to materiality are true and correct in all material respects, and all representations and warranties of the Selling Fund Trust in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case at and as of the Valuation Time; and 2) that the Selling Fund Trust with respect to the Target Fund has complied with all of the agreements and covenants to be performed or satisfied by it under this Plan.

(e) The WFA Fund Trust shall have received an opinion of Richards, Layton & Finger, P.A., as special Delaware counsel to the Evergreen Fund Trust, in form and substance reasonably satisfactory to the WFA Fund Trust and dated as of the Closing Date, addressed to the WFA Fund Trust, with respect to the Acquiring Fund, substantially to the effect that:

(1) The Evergreen Fund Trust has been duly formed and is validly existing in good standing as a statutory trust under 12 Del. C. § 3801, et seq. of the Act, and has the power and authority under its Declaration of Trust and the Act to execute, deliver and perform its obligations under this Plan. Under the Act and its Declaration of Trust, the Evergreen Fund Trust has the requisite trust power and authority to own all of its properties and conduct its business all as described in its Declaration of Trust;

(2) Assuming that the shareholders of the Target Fund have duly approved the Reorganization, the execution and delivery of this Plan and the consummation by the Evergreen Fund Trust of the applicable transactions contemplated thereby have been duly authorized by all requisite statutory trust action on the part of the Evergreen Fund Trust under its Declaration of Trust and the Act. Assuming execution and delivery by duly authorized officers of the Evergreen Fund Trust, this Plan has been duly executed and delivered by the Evergreen Fund Trust;

(3) The Evergreen Fund Trust has the power to execute, deliver and perform its obligations under this Plan;

(4) This Plan constitutes a legal, valid and binding agreement of the Evergreen Fund Trust, enforceable against the Evergreen Fund Trust, in accordance with its terms;

(5) The Target Fund that is a series of the Evergreen Fund Trust has been duly established as a separate series under the Evergreen Fund Trust's Declaration of Trust and Section 3806(b)(2) of the Act;

(6) Each Target Class of the Target Fund that is a series of the Evergreen Fund Trust has been duly established as a class of beneficial interests of the Target Fund under the Evergreen Fund Trust's Declaration of Trust and Section 3806(b)(1) of the Act;

(7) Assuming that the shareholders of the Target Fund have duly approved the Reorganization, neither the execution, delivery and performance by the Evergreen Fund Trust of this Plan, nor the consummation by the Evergreen Fund Trust of the applicable transactions contemplated thereby, violates (i) the Declaration of Trust or By-Laws of the Evergreen Fund Trust or (ii) any law, rule or regulation of the State of Delaware applicable to the Evergreen Fund Trust; and

(8) Neither the execution, delivery and performance by Evergreen Fund Trust of this Plan, nor the consummation by such Evergreen Fund Trust of any of the applicable transactions contemplated thereby, requires the consent or approval of, the withholding of objection on the part of, the giving of notice to, the filing, registration or qualification with, or the taking of any other action in respect of, any governmental authority or agency of the State of Delaware.

In rendering such opinion, such counsel may assume all conditions precedent set forth in this Plan have been satisfied and such counsel may include other customary assumptions and qualifications for opinions of this type, including without limitation, customary enforceability assumptions (including the effect of principles of equity, including principles of commercial reasonableness and good faith and fair dealing) and that that the Trustees of the Evergreen Fund Trust have complied with their fiduciary duties in approving this Plan and that the Reorganizations are fair in all respects. In addition, such counsel need not express an opinion with respect to any provisions of this Plan that purport to obligate the Evergreen Fund Trust to cause other persons or entities to take certain actions or act in a certain way insofar as such opinion would relate to the actions of such other persons or entities, any provisions of this Plan to the extent that such provisions purport to bind the Trustees of the Evergreen Fund Trust in the exercise of their fiduciary duties or to bind parties not a signatory to this Plan and any provision of this Plan to the extent such provision relates to the dissolution or liquidation of the Evergreen Fund Trust or series thereof.

(f) The WFA Fund Trust shall have received an opinion of Ropes & Gray LLP, as counsel to the Evergreen Fund Trust, in form and substance reasonably satisfactory to the WFA Fund Trust and dated as of the Closing Date, addressed to the WFA Fund Trust, with respect to the Acquiring Fund, substantially to the effect that:

(1) The Evergreen Fund Trust is an open-end, management investment company registered under the 1940 Act;

(2) The execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate any Material Agreement or any law, rule or regulation to which the Evergreen Fund Trust is a party or by which it is bound; and

(3) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Evergreen Fund Trust of the Reorganization, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those acts, or that may be required under state securities or blue sky laws, or the HSR Act;

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and Massachusetts law, (iv) rely on certificates (reasonably acceptable to the WFA Fund Trust) of officers or Trustees of the Evergreen Fund Trust, and (v) assume that each Material Agreement is governed by the laws of the Commonwealth of Massachusetts.

(g) The WFA Fund Trust shall have received an opinion, dated as of the Closing Date, of Proskauer Rose LLP, upon which each Acquiring Fund and its shareholders may rely, based upon factual representations required by Proskauer Rose LLP made in certificates provided to Proskauer Rose LLP by the WFA Fund Trust and the Selling Fund Trust and in a form reasonably satisfactory to the WFA Fund Trust substantially to the effect that, on the basis of existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, the Reorganization will constitute a "reorganization," within the meaning of Section 368(a) of the Code.

(h) There shall not be in effect on the Closing Date any order, judgment, injunction or other decree of any court of competent jurisdiction restraining, enjoining or otherwise prohibiting or making illegal the consummation of the transactions contemplated by this Plan. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

(i) If applicable, the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending the effectiveness of the Registration Statement shall have been issued by the SEC and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The SEC has not issued any unfavorable advisory report under Section 25(b) of the 1940 Act relating to, or instituted any proceeding seeking to enjoin consummation of, the Reorganization under Section 25(c) of the 1940 Act.

(j) The Selling Fund Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Closing Date.

(k) The Addressees shall have received a letter dated as of the effective date of the Registration Statement from KPMG addressed to the Addressees with respect to each Target Fund and each Acquiring Fund (that is not a Shell Acquiring Fund) for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees that, on the basis of limited procedures reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards), describes KPMG's determinations as to whether:

(1) The unaudited pro forma financial statements and pro forma adjustments included in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund;

(2) The data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund; and

(3) The pro forma capitalization tables appearing in the Registration Statement agree to the information set forth in item (1) of this Section 8(k) for the Target Fund and the Acquiring Fund.

(l) With respect to each Shell Reorganization, the Addressees shall have received a letter dated as of the effective date of the Registration Statement from KPMG addressed to them with respect to each Shell Acquiring Fund and its Corresponding Target Fund for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees that, on the basis of limited procedures  reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards) describes KPMG's determinations as to whether:

(1) The data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Shell Acquiring Fund and its Corresponding Target Fund; and

(2) The pro forma capitalization tables appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by Wells Fargo Funds Management in respect of a Shell Acquiring Fund and EIMC in respect of its Corresponding Target Fund.

(m) Except to the extent prohibited by law, and unless, in the opinion of Proskauer Rose LLP, a Target Fund's Reorganization constitutes a "reorganization" within the meaning of Section 368(a)(1)(F) of the Code prior to the Valuation Time, each Target Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to the Target Fund shareholders, with respect to taxable periods or years ending on or before the Effective Time for which the Target Fund is eligible to take a deduction for dividends paid, all of its previously undistributed (i) "investment company taxable income" within the meaning of Section 852(b) of the Code (determined without regard to Section 852(b)(2)(D) of the Code), (ii) amounts constituting the excess of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) net capital gain (within the meaning of Section 1222(11) of the Code), if any.

(n) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 10 of this Plan.

(o) The Selling Fund Trust shall have taken all steps required to terminate any agreements with its service providers with respect to the Target Fund and shall have discharged in the normal course of business any and all payment obligations under such agreements prior to or simultaneously with the Reorganization.

(p) The Selling Fund Trust shall have delivered to the WFA Fund Trust, or shall have made provision for delivery as promptly as practicable after the Effective Time of, a statement, accurate and complete in all material respects, of (i) Assets of the Target Fund, showing the tax basis of such Assets for federal income tax purposes by lot and the holding periods of such Assets for such purposes, as of the Valuation Time; (ii) the capital loss carryforwards for each Target Fund for federal income tax purposes and the taxable year(s) of the Target Fund (or its predecessors) in which such capital losses were recognized; (iii) any limitations on the use of such losses imposed under Section 382 of the Code (determined without regard to the transactions contemplated by this Plan); (iv) any unrealized gain or loss in such Assets (as determined as of the Valuation Time) for federal income tax purposes; (v) the tax books and records of each Target Fund for preparing any tax returns required by law to be filed after the Closing Date; and (vi) such other tax information reasonably requested by the WFA Fund Trust.

9. Tax Matters. Except where otherwise required by law, the parties shall not take a position on any tax returns inconsistent with the treatment of each Reorganization for tax purposes as a "reorganization," within the meaning of Section 368(a) of the Code and each Acquiring Fund and the Corresponding Target Fund will comply with the record keeping and information filing requirements of Section 1.368-3 of the Treasury Regulation in accordance therewith.

10. Termination of Plan. The Board of either a Selling Fund Trust or a WFA Fund Trust, as the case may be, may terminate this Plan with respect to any Reorganization, by majority vote, upon notice to the other party, if: (i) the conditions precedent set forth in Sections 7 or 8, as the case may be, are not satisfied on the Closing Date; (ii) it becomes reasonably apparent to such Board that such conditions precedent will not be satisfied by the Effective Time; or (iii) it determines that the consummation of the Reorganization is not in the best interests of the shareholders of any of its participating Funds. The termination of this Plan with respect to any Reorganization shall not affect the continued effectiveness of this Plan with respect to any other Reorganization. No Trust or Fund or any Trustee, officer, or agent of any thereof shall incur any liability or other obligation, by way of damages or otherwise, for any determination by its Board not to consummate any Reorganization for any reason or for any breach of any provision of this Agreement that results in such Reorganization not being consummated.

11. Governing Law. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.

12. Amendments. The parties may, by written agreement, amend this Plan or any annex or schedule to this Plan with respect to any Reorganization at any time, including, with respect to any Target Fund whose shareholders are being asked to approve the Reorganization, before or after such Target Fund's shareholders approve of the Reorganization; provided, however, that, after approval of this Plan by shareholders of the Target Fund, the parties may not amend this Plan in a manner that the Board of the Selling Fund Trust determines materially adversely affects the interests of the Target Fund's shareholders with respect to that Reorganization. This section shall not preclude the parties from changing the Valuation Time, Closing Date or the Effective Time of a Reorganization.

13. Waivers. At any time prior to the Effective Time, a WFA Fund Trust or a Selling Fund Trust may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it herein or (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. Each WFA Fund Trust and Selling Fund Trust agree that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

14. Limitation on Liabilities. The obligations of a WFA Fund Trust or a Selling Fund Trust shall not bind any of the Trustees, shareholders, nominees, officers, agents, or employees of the WFA Fund Trust or the Selling Fund Trust personally, but shall bind only the Assets and property of the particular Fund, in respect of which the obligations arise. The execution and delivery of this Plan by the parties' officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Assets and the property of the Acquiring Fund or the Target Fund, as appropriate.

Each of the parties hereby acknowledges that use of this form of agreement, governing multiple Reorganizations by various Funds, is for ease of administration only, and it is hereby acknowledged and agreed that by executing this Plan each WFA Fund Trust and each Selling Fund Trust shall be deemed to have entered into and executed a separate agreement with respect to each of its Funds separately with the other Fund(s) (and only such other Fund(s)) with which this Plan contemplates it will enter into a Reorganization, Wells Fargo Funds Management, and EIMC, each such agreement containing terms and provisions identical to those contained in this Plan, and without reference to any other entity. Notwithstanding any other provision of this Plan, each Reorganization shall for all purposes be and be deemed to be entered into between the entities named on Annex A as parties to such Reorganization, Wells Fargo Funds Management, and EIMC, and no other person or entity, whether listed on Annex A or not, shall have any obligation or incur any liability in respect of such Reorganization. For clarity and without limiting the foregoing, where a series of shares of a Trust is a party to a Reorganization, the obligations under this Plan of such series (or of the Trust with respect to such series) in respect of such Reorganization shall be those of such series alone, and shall not be obligations of or binding on (or satisfied out of the assets of) the Trust generally or any other series of the Trust.

15. Indemnification. Each WFA Fund Trust with respect to each of its series that is an Acquiring Fund agrees to indemnify and hold harmless each of the Corresponding Target Funds of an Evergreen Fund Trust, the Trustees of the Evergreen Fund Trust of which it is a series, and the officers and agents of such Evergreen Fund Trust (each, an "Indemnified Party" and collectively, the "Indemnified Parties") against any and all losses, claims, damages, liabilities, and reasonable expenses at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body, in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement, the Prospectus/Proxy Statement, the Acquiring Fund's prospectus or statement of additional information, or any amendment or supplement to any thereof, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact required to be stated therein or necessary to make the statements therein not misleading, including without limitation any amounts paid by any one or more of the Indemnified Parties in a compromise or settlement of any such claim, action, suit, or proceeding, or threatened claim, action, suit, or proceeding made with the consent of Acquiring Fund, such consent not to be unreasonably withheld; unless such statement or omission was made based on and in accordance with information furnished by the Indemnified Party in respect of a Target Fund in writing (including by any electronic communication) for use in the Registration Statement. An Indemnified Party will notify the Acquiring Fund in writing within thirty days after the receipt by such Indemnified Party of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 15. Each WFA Fund Trust with respect to each of its series that is an Acquiring Fund shall be entitled to participate at its own expense in the defense of any action, suit, or other proceeding covered by this Section 15, or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties in question the defense of any such action, suit, or other proceeding, and, if the WFA Fund Trust with respect to the Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such action, suit, or other proceeding at their own expense (except as provided below in this paragraph). Notwithstanding the foregoing, counsel selected by an Indemnified Party shall conduct the defense of such Indemnified Party to the extent reasonably determined by such counsel to be necessary to protect the interests of the Indemnified Party, and the WFA Fund Trust shall indemnify the Indemnified Party for the expenses of such defense, if (1) the Indemnified Party reasonably determines that there may be a conflict between the positions of the Indemnified Party and the positions of any other Indemnified Party or other parties to the action, suit or other proceeding that are indemnified by the WFA Fund Trust or any of its affiliates and not represented by separate counsel, or the Indemnified Party otherwise reasonably concludes that representation of both the Indemnified Party and any such other Indemnified Parties or other parties by the same counsel would not be appropriate, or (2) the action, suit or proceeding involves the Indemnified Party, but not the WFA Fund Trust nor any such other Indemnified Party or other party who is indemnified by the WFA Fund Trust or any of its affiliates, and the Indemnified Party reasonably withholds consent to being represented by counsel selected by the WFA Fund Trust. If the WFA Fund Trust shall not have elected to assume the defense of any such action, suit or proceeding for an Indemnified Party within thirty days after receiving written notice thereof from the Indemnified Party, the WFA Fund Trust shall be deemed to have waived any right it might otherwise have to assume such defense.

Each WFA Fund Trust's obligation with respect to any of its series that is an Acquiring Fund under this Section 15 to indemnify and hold harmless the Indemnified Parties constitutes a guarantee of payment so that the WFA Fund Trust with respect to that Acquiring Fund will pay in the first instance any losses, claims, damages, liabilities, and reasonable expenses required to be paid by it under this Section 15 without the necessity of the Indemnified Parties' first paying the same. Each WFA Fund Trust with respect to each of its series that is an Acquiring Fund will promptly pay all expenses, including without limitation accountants' and counsel fees, incurred by an Indemnified Party from time to time in the defense or investigation of any action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body, upon demand by such Indemnified Party in advance of the final disposition of any such action, suit, or other proceeding; provided that the Indemnified Party shall have undertaken to repay the amounts so paid to him or her if it is ultimately determined by a court of competent jurisdiction upon a final, non-appealable adjudication that indemnification of such expenses is not authorized under this Section 15. The phrase "action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body," wherever used in this Section 15, includes without limitation any threatened, pending, or completed claim, demand, threat, discovery request, request for testimony or information, action, suit, arbitration, alternative dispute mechanism, review, hearing, or any formal or informal inquiry, exam, inspection, audit, or investigation, or any other proceeding, including any appeal from any of the foregoing, whether civil, criminal, administrative, regulatory, or investigative, and whether by or on behalf of any court, the SEC, or any other federal, state, or other governmental, regulatory, or administrative body, authority, or agency, or any self-regulatory organization, of any kind.

Notwithstanding the foregoing, nothing contained within this section or elsewhere in this Plan shall permit the payment of any indemnification of any Indemnified Party in respect of any matter as to which (and then only to the extent that) such Indemnified Party shall have been finally adjudicated in such action, suit, or other proceeding (such adjudication not being subject to appeal) to be liable to the Evergreen Fund in question or its shareholders by reason of such Indemnified Party's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Indemnified Party's office.

16. Notices. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be sent by a reputable overnight express carrier, or by registered or certified mail, postage prepaid, addressed as follows or to such other address of which the parties may have given notice:

For each Evergreen Fund Trust with respect to any Target Fund of an Evergreen Fund Trust:

Evergreen Investment Management Company
200 Berkeley Street,
Boston, Massachusetts 02116
Attn.: Legal Department

With a copy (which will not constitute notice) sent at the same time and by the same means to:

Ropes & Gray LLP
One International Place
Boston, MA 02110-2624
Attention: Timothy W. Diggins

For each WFA Fund Trust with respect to any Acquiring Fund and any Target Fund of a WFA Fund Trust:

Karla M. Rabusch, President
Wells Fargo Funds Trust
Wells Fargo Variable Trust
525 Market Street, 12th Floor
San Francisco, CA 94105

With a copy (which will not constitute notice) sent at the same time and by the same means to:

C. David Messman, Secretary
Wells Fargo Funds Trust
Wells Fargo Variable Trust
45 Fremont Street, 26th Floor
San Francisco, CA 94105

17. Expenses. EIMC and Wells Fargo Funds Management hereby agree, jointly and severally, to bear all expenses incurred by any party hereto that are not otherwise borne by an affiliated person of EIMC or Wells Fargo Funds Management (which affiliated persons do not include any Fund of a WFA Fund Trust or an Evergreen Fund Trust) in connection with the Reorganization and with this Plan (other than any brokerage or other transaction costs associated with the sale or purchase of portfolio securities in connection with the Reorganization), whether or not the Reorganization is consummated. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

18. General. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The parties may execute this Plan in counterparts, which shall be considered one and the same agreement and shall become effective when the counterparts have been executed by and delivered to all the parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.

IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

WELLS FARGO FUNDS TRUST
WELLS FARGO VARIABLE TRUST
for themselves and with respect to the Acquiring Funds and the Target Funds that are their series as listed in Annex A:

ATTEST:

By:      /s/ C. David Messman    /s/ Kasey Phillips
Name: C. David Messman         Name: Kasey Phillips
Title: Secretary                        Title: Treasurer

IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

EVERGREEN FUND TRUST,
EVERGREEN EQUITY TRUST
EVERGREEN FIXED INCOME TRUST
EVERGREEN INTERNATIONAL TRUST
EVERGREEN MONEY MARKET TRUST
EVERGREEN MUNICIPAL TRUST
EVERGREEN SELECT EQUITY TRUST
EVERGREEN SELECT FIXED INCOME TRUST
EVERGREEN SELECT MONEY MARKET TRUST
EVERGREEN VARIABLE ANNUITY TRUST
for themselves and with respect to the Target Funds that are their series as listed in Annex A:

ATTEST:

By:  /s/ Michael H. Koonce    /s/ W. Douglas Munn Name: Michael H. Koonce     Name: W. Douglas Munn
Title: Secretary                   Title: President

WELLS FARGO FUNDS MANAGEMENT, LLC (a party to this Plan as to Section 17 only)

ATTEST:

By:    /s/ C. David Messman      /s/ Erdem Cimen
Name: C. David Messman         Name: Erdem Cimen
Title: Secretary                        Title: Senior Vice President

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC
(a party to this Plan as to Section 17 only)

ATTEST:

By:      /s/ Michael H. Koonce          /s/ W. Douglas Munn
Name: Michael H. Koonce               Name: W. Douglas Munn
Title: Secretary                             Title: Executive Managing Director

ANNEX A

ACTIVE REORGANIZATION TABLE
Target Fund	Acquiring Fund	Closing Date
Evergreen Fundamental Mid Cap Value Fund Class A Class B Class C Class I	Mid Cap Disciplined Fund (to be renamed Special Mid Cap Value Fund) Class A Class A Class C Institutional Class	July 16, 2010
Evergreen Mid Cap Growth Fund Class A Class B Class C Class I	Mid Cap Growth Fund Class A Class B Class C Institutional Class	July 16, 2010
Evergreen International Equity Fund Class A Class B Class C Class I Class R	International Core Fund (to be renamed International Equity Fund) Class A Class B Class C Institutional Class (new class) Class R (new class)	July 16, 2010
Evergreen Short-Intermediate Municipal Bond Fund Class A Class B Class C Class I	Short-Term Municipal Bond Fund Class A Class A Class C Class A	July 9, 2010
Evergreen Intermediate Municipal Bond Fund Class A Class B Class C Class I Class IS	Intermediate Tax/AMT-Free Fund Class A Class A Class C Administrator Class Class A	July 9, 2010
Evergreen High Income Municipal Bond Fund Class A Class B Class C Class I	Municipal Bond Fund Class A Class B Class C Administrator Class	July 9, 2010
Evergreen Municipal Bond Fund Class A Class B Class C Class I	Municipal Bond Fund Class A Class B Class C Institutional Class	July 9, 2010
Evergreen California Municipal Bond Fund Class A Class B Class C Class I	California Tax-Free Fund Class A Class B Class C Administrator Class	July 9, 2010
WFA Strategic Income Fund Class A Class B Class C	High Income Fund Class A Class B Class C	July 9, 2010
Evergreen Core Plus Bond Fund Class A Class B Class C Class I	Income Plus Fund Class A Class B Class C Institutional Class	July 9, 2010
Evergreen U.S. Government Fund Class A Class B Class C Class I	Government Securities Fund Class A Class B Class C Administrator Class	July 9, 2010
Evergreen Municipal Money Market Fund Class A Class I Class S	Municipal Money Market Fund Class A (new class) Service Class (new class) Sweep Class (new class)	July 9, 2010
Evergreen Institutional 100% Treasury Money Market Fund Institutional Class Institutional Service Class	100% Treasury Money Market Fund Administrator Class (new class) Service Class	July 9, 2010
Evergreen Treasury Money Market Fund Class A Class I Class S	Treasury Plus Money Market Fund Class A Service Class Sweep Class (new class)	July 9, 2010
Evergreen Institutional Treasury Money Market Fund Administrative Class Institutional Class Institutional Service Class Investor Class Participant Class	Treasury Plus Money Market Fund Institutional Class Institutional Class Service Class Institutional Class Service Class	July 9, 2010
Evergreen U.S. Government Money Market Fund Class A Class S	Government Money Market Fund Class A Sweep Class (new class)	July 9, 2010
Evergreen Institutional U.S. Government Money Market Fund Institutional Class Institutional Service Class Investor Class Participant Class	Government Money Market Fund Institutional Class Service Class Institutional Class Service Class	July 9, 2010
Evergreen Prime Cash Management Money Market Fund Administrative Class Institutional Class Institutional Service Class Investor Class Participant Class	Heritage Money Market Fund Institutional Class Institutional Class Service Class (new class) Institutional Class Service Class (new class)	July 9, 2010
Evergreen Institutional Money Market Fund Administrative Class Institutional Class Institutional Service Class Investor Class Participant Class	Heritage Money Market Fund Institutional Class Institutional Class Service Class (new class) Institutional Class Service Class (new class)	July 9, 2010
Evergreen Money Market Fund Class A Class B Class C Class I Class S	Money Market Fund Class A Class B Class C (new class) Service Class (new class) Daily Class (new class)	July 9, 2010
WFA Overland Express Sweep Unnamed Class	Money Market Fund Daily Class (new class)	July 9, 2010
Evergreen VA Core Bond Fund Class 1 (will be liquidated) Class 2	VT Total Return Bond Fund N/A Class 2 (formerly unnamed class)	July 16, 2010
Evergreen VA Special Values Fund Class 1 Class 2	VT Small/Mid Cap Value Fund (to be renamed VT Small Cap Value Fund) Class 1 (new class) Class 2 (formerly unnamed class)	July 16, 2010
Evergreen VA Growth Fund Class 1 Class 2	VT Small Cap Growth Fund Class 1 (new class) Class 2 (formerly unnamed class)	July 16, 2010
Evergreen VA International Equity Fund Class 1 Class 2	VT International Core Fund (to be renamed VT International Equity Fund) Class 1 (new class) Class 2 (formerly unnamed class)	July 16, 2010
WFA Diversified Bond Fund Administrator Class	Total Return Bond Fund Administrator Class	July 9, 2010
WFA Aggressive Allocation Fund Administrator Class	Growth Balanced Fund Administrator Class	July 16, 2010
WFA Growth Equity Fund Class A Class B Class C Administrator Class Institutional Class	Diversified Equity Fund Class A Class B Class C Administrator Class Administrator Class	July 16, 2010
WFA Large Cap Appreciation Fund Class A Class B Class C Administrator Class Institutional Class	Capital Growth Fund Class A Class A Class C Administrator Class Institutional Class	July 16, 2010
WFA Stable Income Fund Class A Class B Class C Administrator Class	Ultra Short-Term Income Fund Class A Class A Class C Administrator Class	July 9, 2010
Evergreen California Municipal Money Market Fund Class A Class I Class S	California Municipal Money Market Fund Class A Service Class Sweep Class (new class)	July 9, 2010

SHELL REORGANIZATION TABLE
Target Fund	Acquiring Fund	Closing Date
Evergreen Equity Income Fund Class A Class B Class C Class I Class R	Classic Value Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class) Class R (new class)	July 16, 2010
WFA Specialized Financial Services Fund Class A Class B Class C	Classic Value Fund (New Shell) Class A (new class) Class B (new class) Class C (new class)	July 16, 2010
Evergreen Disciplined Value Fund Class A Class B Class C Class I	Disciplined Value Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
WFA Equity Income Fund Class A Class B Class C Administrator Class	Disciplined Value Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
WFA U.S. Value Fund Class A Class B Class C Administrator Class Investor Class	Disciplined Value Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class) Investor Class (new class)	July 16, 2010
Evergreen Golden Large Cap Core Fund Class A Class B Class C Class I	Large Cap Core Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Institutional Class (new class)	July 16, 2010
WFA Large Company Core Fund Class A Class B Class C Administrator Class Investor Class Institutional Class	Large Cap Core Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class) Investor Class (new class) Institutional Class (new class)	July 16, 2010
Evergreen Large Company Growth Fund Class A Class B Class C Class I	Premier Large Company Growth Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 16, 2010
WFA Large Company Growth Fund Class A Class B Class C Administrator Class Investor Class Institutional Class	Premier Large Company Growth Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class) Investor Class (new class) Institutional Class (new class)	July 16, 2010
Evergreen Special Values Fund Class A Class B Class C Class I Class R	Special Small Cap Value Fund (New Shell) Class A (new class) Class B (new class) Class C(new class) Administrator Class (new class) Class A (new class)	July 16, 2010
Evergreen Small Cap Value Fund Class A Class B Class C Class I	Special Small Cap Value Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Emerging Markets Growth Fund Class A Class B Class C Class I	Emerging Markets Equity Fund II (New Shell) (to be renamed Emerging Markets Equity Fund) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
WFA Emerging Markets Equity Fund Class A Class B Class C Administrator Class	Emerging Markets Equity Fund II (New Shell) (to be renamed Emerging Markets Equity Fund) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen VA Omega Fund Class 1 Class 2	VT Omega Growth Fund (New Shell) Class 1 (new class) Class 2 (new class)	July 16, 2010
WFA VT Large Company Growth Fund Unnamed share class / Class 2	VT Omega Growth Fund (New Shell) Class 2 (new class)	July 16, 2010
Evergreen VA Fundamental Large Cap Fund Class 1 Class 2	VT Core Equity Fund (New Shell) Class 1 (new class) Class 2 (new class)	July 16, 2010
WFA VT Large Company Core Fund Unnamed share class / Class 2	VT Core Equity Fund (New Shell) Class 2 (new class)	July 16, 2010
WFA VT Equity Income Fund Unnamed share class / Class 2	VT Intrinsic Value Fund (New Shell) Class 2 (new class)	July 16, 2010
WFA VT C&B Large Cap Value Fund Unnamed share class/Class 2	VT Intrinsic Value Fund (New Shell) Class 2 (new class)	July 16, 2010
Evergreen Intrinsic Value Fund Class A Class B Class C Class I	Intrinsic Value Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) institutional Class (new class)	July 16, 2010
Evergreen Enhanced S&P 500 Fund Class A Class B Class C Class I Class IS	Disciplined U.S. Core Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class) Class A (new class)	July 16, 2010
Evergreen Fundamental Large Cap Fund Class A Class B Class C Class I	Core Equity Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Omega Fund Class A Class B Class C Class I Class R	Omega Growth Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class) Class R (new class)	July 16, 2010
Evergreen Golden Core Opportunities Fund Class A Class B Class C Class I	Small/Mid Cap Core Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Global Large Cap Equity Fund Class A Class B Class C Class I	Disciplined Global Equity Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Global Opportunities Fund Class A Class B Class C Class I	Global Opportunities Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Intrinsic World Equity Fund Class A Class B Class C Class I	Intrinsic World Equity Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Strategic Municipal Bond Fund Class A Class B Class C Class I	Strategic Municipal Bond Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 9, 2010
Evergreen North Carolina Municipal Bond Fund Class A Class B Class C Class I	North Carolina Tax-Free Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Institutional Class (new class)	July 9, 2010
Evergreen Pennsylvania Municipal Bond Fund Class A Class B Class C Class I	Pennsylvania Tax-Free Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 9, 2010
Evergreen Adjustable Rate Fund Class A Class B Class C Class I Class IS	Adjustable Rate Government Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class) Class A (new class)	July 9, 2010
Evergreen International Bond Fund Class A Class B Class C Class I Class IS	International Bond Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class) Class A (new class)	July 9, 2010
Evergreen New Jersey Municipal Money Market Fund Class A Class I Class S	New Jersey Municipal Money Market Fund (New Shell) Class A (new class) Service Class (new class) Sweep Class (new class)	July 9, 2010
Evergreen New York Municipal Money Market Fund Class A Class I Class S	New York Municipal Money Market Fund (New Shell) Class A (new class) Service Class (new class) Sweep Class (new class)	July 9, 2010
Evergreen Pennsylvania Municipal Money Market Fund Class A Class I Class S	Pennsylvania Municipal Money Market Fund (New Shell) Class A (new class) Service Class (new class) Sweep Class (new class)	July 9, 2010
Evergreen Health Care Fund Class A Class B Class C Class I	Health Care Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Precious Metals Fund Class A Class B Class C Class I	Precious Metals Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 16, 2010
Evergreen Utility & Telecommunications Fund Class A Class B Class C Class I	Utility & Telecommunications Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 16, 2010
Evergreen Asset Allocation Fund Class A Class B Class C Class I Class R	Asset Allocation Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class) Class R (new class)	July 16, 2010
Evergreen Diversified Capital Builder Fund Class A Class B Class C Class I	Diversified Capital Builder Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 9, 2010
Evergreen Diversified Income Builder Fund Class A Class B Class C Class I	Diversified Income Builder Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 9, 2010
Evergreen Strategic Growth Fund Class A Class B Class C Class I Class IS Class R	Strategic Large Cap Growth Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Institutional Class (new class) Class A (new class) Class R (new class)	July 16, 2010
Evergreen Institutional Municipal Money Market Fund Administrative Class Institutional Class Institutional Service Class Investor Class Participant Class

Municipal Cash Management Money Market Fund (New Shell)
Institutional Class (new class)
Institutional Class (new class)
Service Class (new class)
Institutional Class (new class)
Service Class (new class)

July 9, 2010
Evergreen Growth Fund Class A Class B Class C Class I	Traditional Small Cap Growth Fund (New Shell) Class A (new class) Class A (new class) Class A (new class) Institutional Class (new class)	July 16, 2010
Evergreen Small-Mid Growth Fund Class A Class I	Growth Opportunities Fund (New Shell) Class A (new class) Institutional Class (new class)	July 16, 2010
Evergreen High Income Fund Class A Class B Class C Class I	High Yield Bond Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 9, 2010

SCHEDULE A

MATERIAL AGREEMENTS

The following agreements shall be Material Agreements:

For the WFA Fund Trusts:

Amended and Restated Declaration of Trust of the Wells Fargo Funds Trust dated March 10, 1999, and amended and restated on March 26, 1999, August 19, 1999, November 5, 2002 and February 8, 2005.

Amended and Restated Declaration of Trust of the Wells Fargo Variable Trust dated March 10, 1999, and amended and restated on March 26, 1999, August 19, 1999, November 5, 2002 and February 8, 2005.

Amended and Restated Investment Advisory Agreement between Wells Fargo Funds Management, LLC ("Wells Fargo Funds Management") and Wells Fargo Funds Trust, dated August 6, 2003, and amended October 1, 2005 and March 27, 2009, with Schedule A amended March 27, 2009.

Amended and Restated Investment Advisory Agreement between Wells Fargo Funds Management and Wells Fargo Variable Trust, dated August 6, 2003, and amended October 1, 2005, with Schedule A amended March 28, 2008.

Amended and Restated Investment Sub-Advisory Contract among Wells Capital Management Incorporated, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 1, 2001, with Schedule A amended August 12, 2009.

Amended and Restated Investment Sub-Advisory Contract among Wells Capital Management Incorporated, Wells Fargo Funds Management and Wells Fargo Variable Trust, dated March 1, 2001, with Schedule A amended February 8, 2006.

Investment Sub-Advisory Contract among Artisan Partners Limited Partnership, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated February 1, 2005, with Appendix A dated February 1, 2005 and Appendix B amended on November 8, 2005.

Investment Sub-Advisory Contract among Cooke & Bieler, L.P., Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 24, 2004, with Appendix A amended July 18, 2008.

Investment Sub-Advisory Contract among Cooke & Bieler, L.P., Wells Fargo Funds Management and Wells Fargo Variable Trust, dated February 1, 2005, with Appendix A and Appendix B amended February 8, 2006.

Investment Sub-Advisory Contract among Evergreen Investment Management Company, LLC, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 2, 2009, with Appendix A and Appendix B dated March 2, 2009.

Investment Sub-Advisory Contract among Evergreen Investment Management Company, LLC, Wells Fargo Funds Management and Wells Fargo Variable Trust, dated March 2, 2009, with Appendix A and Appendix B dated March 2, 2009.

Investment Sub-Advisory Contract among Global Index Advisors, Inc., Wells Fargo Funds Management and Wells Fargo Funds Trust, dated June 26, 2006, with Appendix A amended February 7, 2007 and Appendix B amended August 12, 2009.

Investment Sub-Advisory Contract among LSV Asset Management, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated February 1, 2005, with Appendix A and Appendix B dated February 1, 2005.

Investment Sub-Advisory Contract among Matrix Asset Advisors, Inc., Wells Fargo Funds Management and Wells Fargo Funds Trust, dated April 11, 2005, with Appendix A amended December 1, 2007 and Schedule A amended December 1, 2007.

Investment Sub-Advisory Contract among Matrix Asset Advisors, Inc., Wells Fargo Funds Management and Wells Fargo Variable Trust, dated February 1, 2005, with Appendix A amended February 8, 2006 and Schedule A amended February 8, 2006.

Investment Sub-Advisory Contract among Nelson Capital Management, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated October 1, 2008, with Appendix A and Appendix B dated October 1, 2008.

Investment Sub-Advisory Contract among Peregrine Capital Management, Inc., Wells Fargo Funds Management and Wells Fargo Variable Trust, dated March 1, 2001, with Appendix A amended February 8, 2006 and Schedule A amended May 9, 2007.

Investment Sub-Advisory Contract among Phocas Financial Corporation, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 21, 2008, with Appendix A and Appendix B dated March 21, 2008.

Investment Sub-Advisory Contract among Dresdner RCM Global Investors LLC, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated October 29, 2001, with Appendix A amended January 26, 2008 and Schedule A dated January 26, 2008.

Investment Sub-Advisory Contract among Schroder Investment Management North America, Inc., Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 1, 2001, with Appendix A and Schedule A dated May 1, 2003.

Amended and Restated Accounting Services Agreement and Amended and Restated Letter Agreement among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust and PFPC, Inc., each dated May 10, 2006, including Exhibit A amended June 2, 2009 and Exhibit B.

Administration Agreement between Wells Fargo Funds Management and Wells Fargo Funds Trust dated March 1, 2003, with Appendix A amended August 6, 2008 and Schedule A amended August 12, 2009.

Administration Agreement between Wells Fargo Funds Management and Wells Fargo Variable Fund Trust dated March 1, 2003, with Appendix A amended February 8, 2006.

Master Custodian Agreement among State Street Bank, N.A. and Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust dated August 10, 2009, with Appendix A and Schedules A, B, C and D.

Distribution Agreement between Wells Fargo Funds Distributor, LLC and Wells Fargo Funds Trust, dated April 8, 2005, with Schedule I amended August 12, 2009.

Distribution Agreement between Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust, dated April 8, 2005, with Schedule I amended February 8, 2006.

Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 approved by the Wells Fargo Funds Trust Board on March 28, 2008, with Appendix A amended June 2, 2009.

Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 approved by the Wells Fargo Variable Trust Board on March 28, 2008, with Appendix A amended February 8, 2006.

Expense Assumption Agreement between Wells Fargo Funds Trust and Wells Fargo Funds Management dated February 29, 2008, with Schedule A.

Amended and Restated Fee and Expense Agreement among Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, dated October 3, 2008, with Schedule A amended August 12, 2009.

Amended and Restated Fee and Expense Agreement between Wells Fargo Variable Trust and Wells Fargo Funds Management, dated October 3, 2008, with Schedule A.

Shareholder Servicing Plan approved by the Board of Wells Fargo Fund Trust on March 27, 2009, with Appendix A amended June 2, 2009.

Amended and Restated Joint Fidelity Bond Allocation Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust amended and restated on May 1, 2006, with Appendix A amended November 14, 2008.

Rule 18f-3 Multi-Class Plan approved by the Board of Wells Fargo Funds Trust on March 26, 1999 and amended August 6, 2008, with Appendix A amended June 2, 2009 and Appendix B amended March 28, 2008.

Amended and Restated Securities Lending Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management and Wells Fargo Bank, N.A. amended and restated on November 1, 2008, with accompanying schedules and Letter regarding Account Revenues dated September 1, 2007.

Transfer Agency and Service Agreement among Boston Financial Data Services, Inc., Wells Fargo Funds Trust and Wells Fargo Variable Trust, dated April 11, 2005, amended on December 18, 2007 and Schedule A amended December 1, 2009.

For the Evergreen Fund Trusts:

EVERGREEN EQUITY TRUST
With respect to Evergreen Asset Allocation Fund, Evergreen Disciplined Value Fund, Evergreen Diversified Capital Builder Fund, Evergreen Enhanced S&P 500 Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Fundamental Mid Cap Value Fund, Evergreen Golden Core Opportunities Fund, Evergreen Golden Large Cap Core Fund, Evergreen Growth Fund, Evergreen Health Care Fund, Evergreen Intrinsic Value Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund, Evergreen Omega Fund, Evergreen Small Cap Value Fund, Evergreen Small-Mid Growth Fund, Evergreen Special Values Fund, and Evergreen Utility & Telecommunication Fund

Advisory Agreements
Investment Advisory and Management Agreement between Evergreen Equity Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009, with respect to Evergreen Asset Allocation Fund, Evergreen Diversified Capital Builder Fund, Evergreen Disciplined Value Fund, Evergreen Enhanced S&P 500® Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Growth Fund, Evergreen Health Care Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund, Evergreen Omega Fund, Evergreen Small Cap Value Fund, Evergreen Special Values Fund and Evergreen Utility & Telecommunications Fund)

Investment Advisory and Management Agreement between Evergreen Equity Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009, with respect to Evergreen Small-Mid Growth Fund, Evergreen Intrinsic Value Fund, Evergreen Fundamental Mid Cap Value Fund, Evergreen Golden Core Opportunities Fund, and Evergreen Golden Large Cap Core Fund)

Underwriting Agreements
Principal Underwriting Agreement between Evergreen Equity Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Principal Underwriting Agreement between Evergreen Equity Trust and Kokusai Securities Company Limited (dated 1/23/1998)

Principal Underwriting Agreement between Evergreen Equity Trust and Nomura Securities Company (dated 1/23/1998)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Equity Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 10/18/1999 (with respect to Evergreen Growth Fund), 7/6/2000, 6/29/2001, 6/14/2002 (with respect to Evergreen Special Values Fund), 9/11/2002 (with respect to Evergreen Asset Allocation Fund), 3/7/2005 (with respect to Evergreen Disciplined Value Fund), 10/1/2005 (with respect to Evergreen Small-Mid Growth Fund), 10/12/2005 (with respect to Evergreen Small-Mid Growth Fund), 1/19/2006, 12/7/2006, 7/16/2007 (with respect to Evergreen Fundamental Mid Cap Value Fund), and 12/10/2007 (with respect to Evergreen Golden Core Opportunities Fund and Evergreen Golden Large Cap Core Fund))

Amended Pricing Schedule to Custodian Agreement (dated 12/19/2006)

Remote Access Services Agreement between Evergreen Equity Trust and State Street Bank and Trust Company (dated 4/4/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Equity Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Equity Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Equity Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class R Shares (dated 12/31/2008)

Distribution Plan for Class IS Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN SELECT EQUITY TRUST
With respect to Evergreen Strategic Growth Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Select Equity Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Select Equity Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Select Equity Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 1/1/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Select Equity Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Investment Management Company LLC, Evergreen Investment Services, Inc., and Evergreen Select Equity Trust (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Select Equity Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class R Shares (dated 12/31/2008)

Distribution Plan for Class IS Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN FIXED INCOME TRUST
With respect to Evergreen Core Plus Bond Fund, Evergreen Diversified Income Builder Fund, Evergreen High Income Fund and Evergreen U.S. Government Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Fixed Income Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Letter Amendment to the Investment Advisory and Management Agreement between Evergreen Fixed Income Trust and Evergreen Investment Management Company, LLC (dated 9/19/2008, with respect to Evergreen High Income Fund)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Fixed Income Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (as of 9/18/1997)

Custodian Agreement
Custodian Agreement between Evergreen Fixed Income Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 1/1/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Fixed Income Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Fixed Income Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Fixed Income Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN SELECT FIXED INCOME TRUST
With respect to Evergreen Adjustable Rate Fund, Evergreen Intermediate Municipal Bond Fund, and Evergreen International Bond Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Select Fixed Income Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Select Fixed Income Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Select Fixed Income Trust and State Street Bank and Trust Company (dated 11/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 1/1/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Select Fixed Income Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Select Fixed Income Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Select Fixed Income Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Institutional Service Class Shares (dated 12/31/2008)

Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class R Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN MUNICIPAL TRUST
With respect to Evergreen California Municipal Bond Fund, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen Pennsylvania Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Strategic Municipal Bond Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Municipal Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Municipal Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Municipal Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 12/7/2006)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Municipal Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Municipal Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN VARIABLE ANNUITY TRUST
With respect to Evergreen VA Core Bond Fund, Evergreen VA Fundamental Large Cap Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund and Evergreen VA Special Values Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Variable Annuity Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Variable Annuity Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Variable Annuity Trust and State Street Bank and Trust Company (dated 5/1/1998, as amended 8/10/1998 (with respect to Evergreen VA International Equity Fund), 2/1/2000 (with respect to Evergreen VA Growth Fund), 7/6/2000, 6/29/2001, 8/1/2002 (with respect to Evergreen VA Core Bond Fund), 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 12/15/2006)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Variable Annuity Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Variable Annuity Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Variable Annuity Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plan
Distribution Plan for Class 2 Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN MONEY MARKET TRUST
With respect to Evergreen California Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Money Market Trust and Evergreen Investment Management Company, LLC (dated 3/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Money Market Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Money Market Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended in 1998 (as filed with the Securities and Exchange Commission 5/31/2007, with respect to Evergreen New Jersey Municipal Money Market Fund), 7/27/1999 (with respect to Evergreen California Municipal Money Market Fund and Evergreen U.S. Government Money Market Fund), 7/6/2000, 6/19/2001, 7/1/2001 (with respect to Evergreen New York Municipal Money Market Fund), 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 1/1/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Investment Services, Inc. and Evergreen Money Market Trust (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Money Market Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Money Market Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class S Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN SELECT MONEY MARKET TRUST
With respect to Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Select Money Market Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Select Money Market Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (restated as of 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Select Money Market Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 7/27/1999 (with respect to Evergreen Institutional U.S. Government Money Market Fund), 7/6/2000, 6/29/2001, 2/15/2002 (with respect to Evergreen Prime Cash Management Money Market Fund), 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 12/15/2006)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Investment Services, Inc. and Evergreen Select Money Market Trust (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Investment Management Company, LLC, Evergreen Investment Services, Inc. and Evergreen Select Money Market Trust (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Select Money Market Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Administrative Class Shares (dated 12/31/2008)

Distribution Plan for Investor Class Shares (dated 12/31/2008)

Distribution Plan for Institutional Service Class Shares (dated 12/31/2008)

Distribution Plan for Participant Class Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN INTERNATIONAL TRUST
With respect to Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund, Evergreen Intrinsic World Equity Fund and Evergreen Precious Metals Fund

Advisory Agreements
Investment Advisory and Management Agreement between Evergreen International Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009, with respect to Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund and Evergreen Precious Metals Fund)

Investment Advisory and Management Agreement between Evergreen International Trust and Evergreen Investment Management Company, LLC (dated 3/12/2009, with respect to the Evergreen Intrinsic World Equity Fund)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen International Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen International Trust and State Street Bank and Trust Company (dated 6/29/2001, as amended 1/19/2006, 12/7/2006, and 12/7/2006 (with respect to Evergreen Intrinsic World Equity Fund)

Amended Pricing Schedule to Custodian Agreement (dated 12/15/2006)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen International Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Investment Management Company, LLC, Evergreen Investment Services Inc., and Evergreen International Trust (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen International Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Letter Amendment to Master Transfer and Recordkeeping Agreement between Evergreen International Trust and Evergreen Service Company, LLC (dated 12/7/2006, with respect to Evergreen Intrinsic World Equity Fund)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class R Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

Exhibit B

Comparison of the Funds' Fundamental Investment Policies

Borrowing
Wells Fargo Advantage Treasury Plus Money Market Fund	Evergreen Treasury Money Market Fund	Evergreen Institutional Treasury Money Market Fund
Wells Fargo Advantage Government Money Market Fund	Evergreen U.S. Government Money Market Fund	Evergreen Institutional U.S. Government Money Market Fund
The Fund may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder.

The Fund may not borrow money, except to the extent permitted by applicable law. Further Explanation of Borrowing Policy: Under the 1940 Act generally, the Fund may borrow from banks in an amount up to 33 1/3% of its total assets (including amounts borrowed) for any reason, and the Fund may also borrow up to an additional 5% of its total assets from banks or others for temporary or emergency purposes. The Fund may also borrow from certain other Evergreen funds pursuant to applicable exemptive relief, within the limitations described above.

The Fund may not borrow money, except to the extent permitted by applicable law. Further Explanation of Borrowing Policy: Under the 1940 Act generally, the Fund may borrow from banks in an amount up to 33 1/3% of its total assets (including amounts borrowed) for any reason, and the Fund may also borrow up to an additional 5% of its total assets from banks or others for temporary or emergency purposes. The Fund may also borrow from certain other Evergreen funds pursuant to applicable exemptive relief, within the limitations described above.

Commodities
Wells Fargo Advantage Treasury Plus Money Market Fund	Evergreen Treasury Money Market Fund	Evergreen Institutional Treasury Money Market Fund
Wells Fargo Advantage Government Money Market Fund	Evergreen U.S. Government Money Market Fund	Evergreen Institutional U.S. Government Money Market Fund

The Fund may not purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

The Fund may not purchase or sell commodities or contracts on commodities, except to the extent that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

The Fund may not purchase or sell commodities or contracts on commodities, except to the extent that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

Concentration
Wells Fargo Advantage Treasury Plus Money Market Fund	Evergreen Treasury Money Market Fund	Evergreen Institutional Treasury Money Market Fund
Wells Fargo Advantage Government Money Market Fund	Evergreen U.S. Government Money Market Fund	Evergreen Institutional U.S. Government Money Market Fund

The Fund may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of a Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investments in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-government issuers), (iv) investments in repurchase agreements provided further that each Fund reserves freedom of action to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission or its staff).

The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities). Further Explanation of Concentration Policy: The Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions).

The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities). Further Explanation of Concentration Policy: The Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions).

Diversification
Wells Fargo Advantage Treasury Plus Money Market Fund	Evergreen Treasury Money Market Fund	Evergreen Institutional Treasury Money Market Fund
Wells Fargo Advantage Government Money Market Fund	Evergreen U.S. Government Money Market Fund	Evergreen Institutional U.S. Government Money Market Fund

The Fund may not purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investment in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

The Fund may not make any investment that is inconsistent with the Fund's classification as a diversified investment company under the 1940 Act. Further Explanation of Diversification Policy: To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. The 5% and 10% limitations do not apply to (1) the Fund's assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities, and (3) shares of other investment companies.

The Fund may not make any investment that is inconsistent with the Fund's classification as a diversified investment company under the 1940 Act. Further Explanation of Diversification Policy: To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. The 5% and 10% limitations do not apply to (1) the Fund's assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities, and (3) shares of other investment companies.

Issuing Senior Securities
Wells Fargo Advantage Treasury Plus Money Market Fund	Evergreen Treasury Money Market Fund	Evergreen Institutional Treasury Money Market Fund
Wells Fargo Advantage Government Money Market Fund	Evergreen U.S. Government Money Market Fund	Evergreen Institutional U.S. Government Money Market Fund
The Fund may not issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder.	Except as permitted under the 1940 Act, the Fund may not issue senior securities.	Except as permitted under the 1940 Act, the Fund may not issue senior securities.

Lending
Wells Fargo Advantage Treasury Plus Money Market Fund	Evergreen Treasury Money Market Fund	Evergreen Institutional Treasury Money Market Fund
Wells Fargo Advantage Government Money Market Fund	Evergreen U.S. Government Money Market Fund	Evergreen Institutional U.S. Government Money Market Fund

The Fund may not make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

The Fund may not make loans to other persons, except that the Fund may lend its portfolio securities or cash in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan. Further Explanation of Lending Policy: To generate income and offset expenses, the Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders. When the Fund lends its securities, it will require the borrower to give the Fund collateral in cash, cash equivalents or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

The Fund may not make loans to other persons, except that the Fund may lend its portfolio securities or cash in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan. Further Explanation of Lending Policy: To generate income and offset expenses, the Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders. When the Fund lends its securities, it will require the borrower to give the Fund collateral in cash, cash equivalents or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

Real Estate
Wells Fargo Advantage Treasury Plus Money Market Fund	Evergreen Treasury Money Market Fund	Evergreen Institutional Treasury Money Market Fund
Wells Fargo Advantage Government Money Market Fund	Evergreen U.S. Government Money Market Fund	Evergreen Institutional U.S. Government Money Market Fund

The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate. Further explanation of Real Estate Policy: Each Fund may acquire or dispose of real estate or interests in real estate acquired through the exercise of its rights as the holder of debt obligations secured by real estate or interest therein.

The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate. Further explanation of Real Estate Policy: Each Fund may acquire or dispose of real estate or interests in real estate acquired through the exercise of its rights as the holder of debt obligations secured by real estate or interest therein.

Underwriting
Wells Fargo Advantage Treasury Plus Money Market Fund	Evergreen Treasury Money Market Fund	Evergreen Institutional Treasury Money Market Fund
Wells Fargo Advantage Government Money Market Fund	Evergreen U.S. Government Money Market Fund	Evergreen Institutional U.S. Government Money Market Fund

The Fund may not underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting.

	The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.	The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

Exhibit C

Additional Target and Acquiring Fund Expense Information

This section compares the expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund and the tables entitled "Pro Forma" also show what your fees and expenses are expected to be if the Merger takes place. The Annual Fund Operating Expenses tables and the examples that follow are based upon the actual expenses incurred by the Target and Acquiring Funds during the fiscal year ended February 28, 2009 for Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund, the Wells Fargo Advantage Treasury Plus Money Market Fund and the Wells Fargo Advantage Government Money Market Fund and January 31, 2009 for Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market Fund. The pro forma Annual Fund Operating Expenses table for the Acquiring Fund shows you what the annual operating expenses would have been for the Acquiring Fund for the 12-month period ended August 31, 2009, assuming the Mergers had taken place at the beginning of that 12-month period. Since Sweep Class shares of the Wells Fargo Advantage Treasury Plus Money Market Fund and the Wells Fargo Advantage Government Money Market Fund have not yet commenced operations, Sweep Class shares are not included in the table entitled "Annual Fund Operating Expenses" for the respective Acquiring Fund.

The pro forma expense information presented for the Wells Fargo Advantage Treasury Plus Money Market Fund assumes that shareholders of each of Evergreen Institutional Treasury Money Market Fund and Evergreen Treasury Money Market Fund approve their respective Merger with the Wells Fargo Advantage Treasury Plus Money Market Fund and that each Merger is consummated.

The pro forma expense information presented for the Wells Fargo Advantage Government Money Market Fund assumes that shareholders of each of Evergreen Institutional U.S. Government Money Market Fund and Evergreen U.S. Government Money Market Fund approve their respective Merger with the Wells Fargo Advantage Government Money Market Fund and that each Merger is consummated.

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND AND EVERGREEN TREASURY MONEY MARKET FUND INTO WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Institutional Treasury Money Market Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses[2]
Administrative Class	0.11%	0.05%	0.09%	0.25%
Institutional Class	0.11%	0.00%	0.09%	0.20%
Investor Class	0.11%	0.10%	0.09%	0.30%
Institutional Service Class	0.11%	0.25%	0.09%	0.45%
Participant Class	0.11%	0.50%	0.09%	0.70%
1	Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.11% for all classes.
2	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment adviser in order to reduce expense ratios. Including voluntary fee waivers and/or expense reimbursements as of the most recently completed fiscal year, Total Annual Fund Operating Expenses were 0.64% for Participant Class. The Fund's investment adviser may cease these voluntary waivers and/or reimbursements at any time.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Institutional Treasury Money Market Fund

After:	Administrative Class	Institutional Class	Investor Class	Institutional Service Class	Participant Class
1 Year	$26	$20	$31	$46	$72
3 Years	$80	$64	$97	$144	$224
5 Years	$141	$113	$169	$252	$390
10 Years	$318	$255	$381	$567	$871

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Treasury Money Market Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses[2]
Class A	0.31%	0.30%	0.13%	0.74%
Class I	0.31%	0.00%	0.13%	0.44%
Class S	0.31%	0.60%	0.13%	1.04%
1	Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.14% for all classes.
2	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment adviser in order to reduce expense ratios. Including voluntary fee waivers and/or expense reimbursements as of the most recently completed fiscal year end, Total Annual Fund Operating Expenses were 0.68% for Class A and 0.88% for Class S. The Fund's investment adviser may cease these voluntary waivers and/or reimbursements at any time.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Treasury Money Market Fund

After:	Class A	Class I	Class S
1 Year	$76	$45	$106
3 Years	$237	$141	$331
5 Years	$411	$246	$574
10 Years	$918	$555	$1,271

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage Treasury Plus Money Market Fund
	Management Fees	Distribution (Rule 12b-1) Fees	Other Expenses1,[2]	Total Annual Fund Operating Expenses (Before Waiver)[3]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)4,[5]
Class A	0.10%	0.00%	0.54%	0.64%	0.00%	0.64%
Institutional Class	0.10%	0.00%	0.15%	0.25%	(0.05%)	0.20%
Service Class	0.10%	0.00%	0.44%	0.54%	(0.04%)	0.50%
1	Includes expenses payable to affiliates of Wells Fargo & Company.
2	Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.56% or Class A, 0.17% for Institutional Class, and 0.45% for Service Class.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed through 6/30/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.65% for Class A, 0.20% for Institutional Class, and 0.50% for Service Class. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.
5	The adviser has also voluntarily agreed to further reduce fund expenses. Such fee reduction is not reflected in the table. Had this voluntary reduction been taken into account, net fund expenses would have been 0.48% for Class A and 0.41% for Service Class. This expense reduction is voluntary and temporary and may be revised or terminated by the adviser at any time without notice.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Treasury Plus Money Market Fund

After:	Class A	Institutional Class	Service Class
1 Year	$65	$20	$51
3 Years	$205	$75	$169
5 Years	$357	$136	$298
10 Years	$798	$313	$673

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Treasury Plus Money Market Fund
	Management Fees	Distribution (Rule 12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses (Before Waiver)[2]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[3]
Class A	0.10%	0.00%	0.52%	0.62%	0.00%	0.62%
Institutional Class	0.10%	0.00%	0.13%	0.23%	(0.03%)	0.20%
Service Class	0.10%	0.00%	0.42%	0.52%	(0.07%)	0.45%
Sweep Class	0.10%	0.35%	0.52%	0.97%	0.00%	0.97%
1	Includes expenses payable to affiliates of Wells Fargo & Company.
2	If one, but not both, of the Mergers is consummated, the Total Annual Fund Operating Expenses (Before Waiver) shown would have been less than 0.01% higher for each class.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.65% for Class A, 0.20% for Institutional Class, 0.45% for Service Class, and 1.05% for Sweep Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Treasury Plus Money Market Fund

After:	Class A	Institutional Class	Service Class	Sweep Class
1 Year	$63	$20	$46	$99
3 Years	$199	$64	$144	$309
5 Years	$346	$120	$269	$536
10 Years	$774	$284	$631	$1,190

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND AND EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND INTO WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Institutional U.S. Government Money Market Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses
Institutional Class	0.12%	0.00%	0.09%	0.21%
Investor Class	0.12%	0.10%	0.09%	0.31%
Institutional Service Class	0.12%	0.25%	0.09%	0.46%
Participant Class	0.12%	0.50%	0.09%	0.71%
1	Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.11% for all classes.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Institutional U.S. Government Money Market Fund

After:	Institutional Class	Investor Class	Institutional Service Class	Participant Class
1 Year	$22	$32	$47	$73
3 Years	$68	$100	$148	$227
5 Years	$118	$174	$258	$395
10 Years	$268	$393	$579	$883

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen U.S. Government Money Market Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses[2]
Class A	0.34%	0.30%	0.16%	0.80%
Class S	0.34%	0.60%	0.16%	1.10%
1	Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.17% for all classes.
2	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment adviser in order to reduce expense ratios. Including voluntary fee waivers and/or expense reimbursements as of the most recently completed fiscal year, Total Annual Fund Operating Expenses were 0.71% for Class A and 0.98% for Class S. The Fund's investment adviser may cease these voluntary waivers and/or reimbursements at any time.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen U.S. Government Money Market Fund

After:	Class A	Class S
1 Year	$82	$112
3 Years	$255	$350
5 Years	$444	$606
10 Years	$990	$1,340

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage Government Money Market Fund
	Management Fees	Distribution (Rule 12b-1) Fees	Other Expenses1,[2]	Total Annual Fund Operating Expenses (Before Waiver)[3]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[4]
Class A	0.10%	0.00%	0.53%	0.63%	0.00%	0.63%
Institutional Class	0.10%	0.00%	0.14%	0.24%	(0.04%)	0.20%
Service Class	0.10%	0.00%	0.43%	0.53%	(0.03%)	0.50%
1	Includes expenses payable to affiliates of Wells Fargo & Company.
2	Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.54% for Class A, 0.16% for Institutional Class, and 0.44% for Service Class.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed through 6/30/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.65% for Class A, 0.20% for Institutional Class, and 0.50% for Service Class. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Government Money Market Fund

After:	Class A	Institutional Class	Service Class
1 Year	$64	$20	$51
3 Years	$202	$73	$167
5 Years	$351	$131	$293
10 Years	$786	$302	$662

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Government Money Market Fund
	Management Fees	Distribution (Rule 12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses (Before Waiver)[2]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[3]
Class A	0.10%	0.00%	0.52%	0.62%	0.00%	0.62%
Institutional Class	0.10%	0.00%	0.13%	0.23%	(0.03%)	0.20%
Service Class	0.10%	0.00%	0.42%	0.52%	(0.02%)	0.50%
Sweep Class	0.10%	0.35%	0.52%	0.97%	0.00%	0.97%
1	Includes expenses payable to affiliates of Wells Fargo & Company.
2	If one, but not both, of the Mergers is consummated, the Total Annual Fund Operating Expenses (Before Waiver) shown would have been less than 0.01% higher for each class.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.65% for Class A, 0.20% for Institutional Class, 0.50% for Service Class, and 1.05% for Sweep Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Government Money Market Fund

After:	Class A	Institutional Class	Service Class	Sweep Class
1 Year	$63	$20	$51	$99
3 Years	$199	$64	$160	$309
5 Years	$346	$120	$284	$536
10 Years	$774	$284	$647	$1,190

Exhibit D

Pro Forma Capitalization

The following table sets forth the capitalizations of each of the Target and Acquiring Funds as of August 31, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of 1.00 for each Institutional Class, Service Class, Institutional Class, Institutional Class and Service Class share of the Acquiring Fund issued for each Administrative Class, Institutional Service Class, Institutional Class, Investor Class and Participant Class share, respectively, of Evergreen Institutional Treasury Money Market Fund. The pro forma data reflects an exchange ratio of 1.00 for each Class A, Service Class and Sweep Class share of the Acquiring Fund issued for each Class A, Class I and Class S share, respectively, of Evergreen Treasury Money Market Fund. The Wells Fargo Advantage Treasury Plus Money Market Fund will be the accounting survivor following the Mergers.

	Evergreen Institutional Treasury Money Market Fund	Evergreen Treasury Money Market Fund	Wells Fargo Advantage Treasury Plus Money Market Fund	Adjustments	Wells Fargo Advantage Treasury Plus Money Market Fund Pro Forma
Total Net Assets
Class A	N/A	$157,751,399	$2,038,047,018	N/A	$2,195,798,417
Administrative Class	$242,733	N/A	N/A	($242,733)	N/A
I/Institutional Class	$4,834,054,177	$525,200,126	N/A	($5,359,254,303)	N/A
Investor Class	$101,483,812	N/A	N/A	($101,483,812)	N/A
Institutional Service Class	$1,059,168,177	N/A	N/A	($1,059,168,177)	N/A
Participant Class	$50,727,625	N/A	N/A	($50,727,625)	N/A
Class S	N/A	$463,542,924	N/A	($463,542,924)	N/A
Administrator Class[1]	N/A	N/A	$110,914,110	N/A	$110,914,110
Institutional Class	N/A	N/A	$5,615,058,706	$4,935,780,722	$10,550,839,428
Service Class	N/A	N/A	$746,476,222	$1,635,095,928	$2,381,572,150
Sweep Class	N/A	N/A	N/A	$463,542,924	$463,542,924
Total	$6,045,676,524	$1,146,494,449	$8,510,496,056	$0	$15,702,667,029
Net Asset Value per Share
Class A	N/A	$1.00	$1.00	N/A	$1.00
Administrative Class	$1.00	N/A	N/A	N/A	N/A
I/Institutional Class	$1.00	$1.00	N/A	N/A	N/A
Investor Class	$1.00	N/A	N/A	N/A	N/A
Institutional Service Class	$1.00	N/A	N/A	N/A	N/A
Participant Class	$1.00	N/A	N/A	N/A	N/A
Class S	N/A	$1.00	N/A	N/A	N/A
Administrator Class[1]	N/A	N/A	$1.00	N/A	$1.00
Institutional Class	N/A	N/A	$1.00	N/A	$1.00
Service Class	N/A	N/A	$1.00	N/A	$1.00
Sweep Class	N/A	N/A	N/A	N/A	$1.00
Total Shares Outstanding
Class A	N/A	158,119,221	2,038,135,687	N/A	2,196,254,908
Administrative Class	242,746	N/A	N/A	(242,746)	N/A
I/Institutional Class	4,835,863,801	525,735,956	N/A	(5,361,599,757)	N/A
Investor Class	101,559,773	N/A	N/A	(101,559,773)	N/A
Institutional Service Class	1,059,826,008	N/A	N/A	(1,059,826,008)	N/A
Participant Class	50,810,176	N/A	N/A	(50,810,176)	N/A
Class S	N/A	464,211,494	N/A	(464,211,494)	N/A
Administrator Class[1]	N/A	N/A	110,914,582	N/A	110,914,582
Institutional Class	N/A	N/A	5,615,246,631	4,937,666,320	10,552,912,951
Service Class	N/A	N/A	746,503,874	1,636,372,140	2,382,876,014
Sweep Class	N/A	N/A	N/A	464,211,494	464,211,494
Total	6,048,302,504	1,148,066,671	8,510,800,774	0	15,707,169,949
1	This share class is not involved in the Merger.

The following table sets forth the capitalizations of each of the Target and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of 1.00 for each Service Class, Institutional Class, Institutional Class and Service Class share of the Acquiring Fund issued for each Institutional Service Class, Institutional Class, Investor Class and Participant Class share, respectively, of Evergreen Institutional U.S. Government Money Market Fund. The pro forma data also reflects an exchange ratio of 1.00 for each Class A and Sweep Class share of the Acquiring Fund issued for each Class A and Class S share, respectively, of Evergreen U.S. Government Money Market Fund. The Wells Fargo Advantage Government Money Market Fund will be the accounting survivor following the Mergers.

	Evergreen Institutional U.S. Government Money Market Fund	Evergreen U.S. Government Money Market Fund	Wells Fargo Advantage Government Money Market Fund	Adjustments	Wells Fargo Advantage Government Money Market Fund Pro Forma
Total Net Assets
Institutional Class	$1,837,088,159	N/A	N/A	($1,837,088,159)	N/A
Investor Class	$30,066,473	N/A	N/A	($30,066,473)	N/A
Institutional Service Class	$64,675,020	N/A	N/A	($64,675,020)	N/A
Participant Class	$47,192,550	N/A	N/A	($47,192,550)	N/A
Class S	N/A	$354,713,830	N/A	($354,713,830)	N/A
Class A	N/A	$816,675,159	$849,881,410	N/A	$1,666,556,569
Sweep Class	N/A	N/A	N/A	$354,713,830	$354,713,830
Administrator Class[1]	N/A	N/A	$923,837,169	N/A	$923,837,169
Institutional Class	N/A	N/A	$18,314,610,734	$1,867,154,632	$20,181,765,366
Service Class	N/A	N/A	$4,963,672,295	$111,867,570	$5,075,539,865
Total	$1,979,022,202	$1,171,388,989	$25,052,001,608	$0	$28,202,412,799
Net Asset Value per Share
Institutional Class	$1.00	N/A	N/A	N/A	N/A
Investor Class	$1.00	N/A	N/A	N/A	N/A
Institutional Service Class	$1.00	N/A	N/A	N/A	N/A
Participant Class	$1.00	N/A	N/A	N/A	N/A
Class S	N/A	$1.00	N/A	N/A	N/A
Class A	N/A	$1.00	$1.00	N/A	$1.00
Sweep Class	N/A	N/A	N/A	N/A	$1.00
Administrator Class[1]	N/A	N/A	$1.00	N/A	$1.00
Institutional Class	N/A	N/A	$1.00	N/A	$1.00
Service Class	N/A	N/A	$1.00	N/A	$1.00
Total Shares Outstanding
Institutional Class	1,836,981,512	N/A	N/A	(1,836,981,512)	N/A
Investor Class	30,038,164	N/A	N/A	(30,038,164)	N/A
Institutional Service Class	64,656,385	N/A	N/A	(64,656,385)	N/A
Participant Class	47,239,866	N/A	N/A	(47,239,866)	N/A
Class S	N/A	354,697,744	N/A	(354,697,744)	N/A
Class A	N/A	816,721,667	849,863,977	N/A	1,666,585,644
Sweep Class	N/A	N/A	N/A	354,697,744	354,697,744
Administrator Class[1]	N/A	N/A	923,837,169	N/A	923,837,169
Institutional Class	N/A	N/A	18,314,699,075	1,867,019,676	20,181,718,751
Service Class	N/A	N/A	4,963,621,895	111,896,251	5,075,518,146
Total	1,978,915,927	1,171,419,411	25,052,022,116	0	28,202,357,454
1	This share class is not involved in the Merger.

Exhibit E

Additional Acquiring Fund Information - Sweep Class Shares of the Wells Fargo Advantage Treasury Plus Money Market Fund and the Wells Fargo Advantage Government Money Market Fund

Additional Payments to Dealers

In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers.These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as"Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both.The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares.The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargoadvantagefunds.com.

How to Open an Account

Sweep Class shares are offered exclusively through a shareholder servicing agent who has entered into an agreement with Funds Distributor to make investments in the Funds on your behalf.  Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account.  Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into shares of the Fund.  Please contact your shareholder servicing agent for more information.

General Notes for Buying Shares

Proper Form. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transaction will be priced at the next calculated NAV. If your application is received after the Fund's last intra-day NAV is calculated, it will be priced at the next business day's first calculated NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

Earnings Distributions. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If A Proper Order is Received:	Dividends Begin to Accrue:
By 5:00 p.m. (ET)	Same Business Day
After 5:00 p.m. (ET)	Next Business Day

General Notes For Selling Shares

Proper Form. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares.

Right to Delay Payment. We can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Redemption in Kind. Although generally, we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder.The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

Redemption Orders.  Wire redemptions will be processed and earn dividends as listed in the table below.

If A Proper Order is Received:	Proceeds Wired:	Dividends:
By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 5:00 p.m. (ET)	Next Business Day	Earned on day of request

Advance Notice of Large Transactions - We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000.This will allow us to manage the Funds most effectively.When you give us this advance notice, you must provide us with your name and account number.

Householding

To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

USA PATRIOT Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

 Distributions

The Fund declares distributions of any net investment income daily, and makes such distributions monthly.The Fund makes distributions of any realized net capital gains annually.Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise.Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account.With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.

Exhibit F

Financial Highlights

Six Months Ended August 31, 2009 (unaudited)
Evergreen Institutional Treasury Money Market Fund	Institutional Class	Administrative Class	Investor Class	Institutional Service Class	Participant Class
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income (loss)	0.00[1]	0.001,[2]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.08%	0.07%	0.05%	0.02%	0.01%
Ratios and supplemental data
Net assets, end of period (thousands)	$4,834,054	$243	$101,484	$1,059,168	$50,728
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.22%[3]	0.27%[3]	0.28%[3]	0.36%[3]	0.39%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.22%[3]	0.27%[3]	0.32%[3]	0.47%[3]	0.71%[3]
Net investment income (loss)	0.15%[3]	0.21%[3]	0.08%[3]	0.02%[3]	0.00%[3]
1	Amount represents less than $0.005 per share.
2	Per share amount is based on average shares outstanding during the period.
3	Annualized

Six Months Ended July 31, 2009 (unaudited)
Evergreen Treasury Money Market Fund	Class A	Class S	Class I
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income (loss)	0.00	0.00	0.00
Distributions to shareholders from
Net investment income	0.00[1]	0.00[1]	0.00[1]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%
Ratios and supplemental data
Net assets, end of period (millions)	$167	$464	$554
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.37%[2]	0.38%[2]	0.37%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.75%[2]	1.06%[2]	0.46%[2]
Net investment income (loss)	0.02%[2]	0.02%[2]	0.03%[2]
1	Amount represents less than $0.005 per share.
2	Annualized

Six Months Ended August 31, 2009 (unaudited)
Wells Fargo Advantage Treasury Plus Money Market Fund	Class A	Institutional Class	Service Class
Beginning Net Asset Value Per Share	$1.00	$1.00	$1.00
Net Investment Income (Loss)	0.00	0.00	0.00
Net Realized and Unrealized Gain (Loss) on Investments	0.00	0.00	0.00
Distribution from Net Investment Income	0.00[1]	0.00[1]	0.00[1]
Ending Net Asset Value Per Share	$1.00	$1.00	$1.00
Ratios to Average Net Assets (Annualized)[2]
Net Investment Income (Loss)	0.01%	0.04%	0.01%
Gross Expenses	0.66%[3]	0.27%[3]	0.56%[3]
Expenses Waived	(0.43)%	(0.07)%	(0.34)%
Net Expenses	0.23%[3]	0.20%[3]	0.22%[3]
Total Return[4]	0.01%	0.02%	0.01%
Net Assets at End of Period (000's omitted)	$2,038,047	$5,615,059	$746,476
1	Amount represents less than $0.005 per share.
2	During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program.
4	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

Since Sweep Class shares of the Wells Fargo Advantage Treasury Plus Money Market Fund are being created to receive the assets of Class S shares of Evergreen Treasury Money Market Fund, no historical financial statement information is available for the Sweep Class shares.

Six Months Ended August 31, 2009 (unaudited)
Evergreen Institutional U.S. Government Money Market Fund	Institutional Class	Investor Class	Institutional Service Class	Participant Class
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income (loss)	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	0.00	0.00[1]	0.00[1]	0.00[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.11%	0.07%	0.04%	0.02%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,969,305	$30,992	$109,051	$55,582
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.21%[2]	0.29%[2]	0.37%[2]	0.39%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.23%[2]	0.33%[2]	0.49%[2]	0.74%[2]
Net investment income (loss)	0.23%[2]	0.14%[2]	0.08%[2]	0.05%[2]
1	Amount represents less than $0.005 per share.
2	Annualized

Six Months Ended July 31, 2009 (unaudited)
Evergreen U.S. Government Money Market Fund	Class A	Class S
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations
Net investment income (loss)	0.00	0.00
Distributions to shareholders from
Net investment income	0.00[1]	0.00[1]
Net asset value, end of period	$1.00	$1.00
Total return	0.03%	0.02%
Ratios and supplemental data
Net assets, end of period (millions)	$1,031	$491
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.52%[2]	0.53%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.83%[2]	1.13%[2]
Net investment income (loss)	0.07%[2]	0.05%[2]
1	Amount represents less than $0.005 per share.
2	Annualized

Six Months Ended August 31, 2009 (unaudited)
Wells Fargo Advantage Government Money Market Fund	Class A	Institutional Class	Service Class
Beginning Net Asset Value Per Share	$1.00	$1.00	$1.00
Net Investment Income (Loss)	0.00	0.00	0.00
Net Realized and Unrealized Gain (Loss) on Investments	0.00	0.00	0.00
Distribution from Net Investment Income	0.00[1]	0.00[1]	0.00[1]
Distribution from Net Realized Gains	0.00	0.00	0.00
Ending Net Asset Value Per Share	$1.00	$1.00	$1.00
Ratios to Average Net Assets (Annualized)[2]
Net Investment Income (Loss)	0.01%	0.15%	0.01%
Gross Expenses	0.66%[3]	0.28%[3]	0.57%[3]
Expenses Waived	(0.29)%	(0.05)%	(0.21)%
Net Expenses	0.37%[3]	0.23%[3]	0.36%[3]
Total Return[4]	0.01%	0.07%	0.01%
Net Assets at End of Period (000's omitted)	$913.121	$21,092,042	$5,516,625
1	Amount represents less than $0.005 per share.
2	During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program.
4	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

Since Sweep Class shares of the Wells Fargo Advantage Government Money Market Fund are being created to receive the assets of Class S shares of Evergreen U.S. Government Money Market Fund, no historical financial statement information is available for the Sweep Class shares.

WELLS FARGO FUNDS TRUST

PART B

STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

WELLS FARGO FUNDS TRUST

525 Market Street

San Francisco, California 94105

(800) 222-8222

PART B

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2010

Relating to the acquisition of assets of

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND

a series of

EVERGREEN SELECT MONEY MARKET TRUST

and

EVERGREEN TREASURY MONEY MARKET FUND

a series of

EVERGREEN MONEY MARKET TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

a series of

EVERGREEN SELECT MONEY MARKET TRUST

and

EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND

a series of

EVERGREEN MONEY MARKET TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

a series of

WELLS FARGO FUNDS TRUST

Class A, Institutional Class, Service Class and Sweep Class

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated April 1, 2010, for the Special Meeting of Shareholders of the Target Funds listed above to be held on June 8, 2010. The Prospectus/Proxy Statement, into which this SAI has been incorporated by reference, may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds, P.O. Box 8266, Boston, MA 02266-8266. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

  INCORPORATION OF DOCUMENTS BY REFERENCE

IN STATEMENT OF ADDITIONAL INFORMATION

This SAI consists of this cover page and the following described items, which are hereby incorporated by reference and are legally deemed to be part of this SAI:

1.

The Statement of Additional Information dated June 1, 2009, as supplemented from time to time, including July 14, 2009, December 30, 2009 and January 4, 2009, for Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market Fund, which was filed electronically with the Securities and Exchange Commission on May 28, 2009, File No. 811-08555, on Form N-1A, accession no. 0000907244-09-000326.

2.

The Statement of Additional Information dated July 1, 2009, as supplemented from time to time, including July 14, 2009, December 30, 2009 and January 4, 2009, for Evergreen Institutional Treasury Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund, which was filed electronically with the Securities and Exchange Commission on June 30, 2009, File No. 811-08405, on Form N-1A, accession no. 0000907244-09-000409.

3.

The Statement of Additional Information dated July 1, 2009, as supplemented from time to time, including December 1, 2009, January 11, 2009 and March 18, 2010, for Wells Fargo Advantage Government Money Market Fund and Wells Fargo Advantage Treasury Plus Money Market Fund, which was filed electronically with the Securities and Exchange Commission on June 26, 2009, File No. 811-09253, on Form N-1A, accession no. 0001193125-09-139077.

4.

The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual reports for Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market for the fiscal year ended January 31, 2009, filed electronically with the Securities and Exchange Commission on April 3, 2009, File No. 811-08555, accession no. 0001133228-09-000259.

5.

The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual reports for Evergreen Institutional Treasury Money Market Fund and Evergreen Institutional U.S. Government Money Market for the fiscal year ended February 28, 2009, filed electronically with the Securities and Exchange Commission on April 30, 2009, File No. 811-08405, accession no. 0001133228-09-000325.

6.

The unaudited financial statements, including the notes to the financial statements, contained in the semi-annual reports for Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market for the fiscal period ended July 31, 2009, filed electronically with the Securities and Exchange Commission on October 2, 2009, File No. 811-08555, accession no. 0001133228-09-000701.

7.

The unaudited financial statements, including the notes to the financial statements, contained in the semi-annual reports for Evergreen Institutional Treasury Money Market Fund and Evergreen Institutional U.S. Government Money Market for the fiscal period ended August 31, 2009, filed electronically with the Securities and Exchange Commission on November 2, 2009, File No. 811-08405, accession no. 0001133228-09-000780.

8.

The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual reports for Wells Fargo Advantage Government Money Market Fund and Wells Fargo Advantage Treasury Plus Money Market Fund for the fiscal year ended February 28, 2009, filed electronically with the Securities and Exchange Commission on May 4, 2009, File No. 811-09253, accession no. 0000935069-09-001146.

9.

The unaudited financial statements, including the notes to the financial statements, contained in the semi-annual reports for Wells Fargo Advantage Government Money Market Fund and Wells Fargo Advantage Treasury Plus Money Market Fund for the fiscal period ended August 31, 2009, filed electronically with the Securities and Exchange Commission on November 3, 2009, File No. 811-09253, accession no. 0000950123-09-056384.

10.

The Pro Forma Combining Financial Statements with respect to the Merger involving the Wells Fargo Advantage Treasury Plus Money Market Fund, filed electronically with the Securities and Exchange Commission on February 16, 2009, File No. 333-164934, accession no. 0000907244-10-000202.

This SAI also contains additional information regarding the Acquiring Funds.

Additional Acquiring Funds Information (collectively, the “Funds” and individually, the “Fund”)

MANAGEMENT

The following information supplements, and should be read in conjunction with, the section in each Fund’s prospectus entitled “Organization and Management of the Funds.”

General.

The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of, as of December 1, 2009, 133 series comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex” or the “Trusts”). The business address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust’s retirement policy at the end of the calendar year in which a Trustee turns 74.

Information for Trustees, all of whom are not “interested” persons of the Trust, as that term is defined under the 1940 Act (“Independent Trustees”), appears below. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.

Name and Age	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During the Past 5 Years	Other Public Company or Investment Company Directorships during the Past 5 Years
INDEPENDENT TRUSTEES[2]
Peter G. Gordon, 67	Trustee, since 1998, Chairman of Board and Governance Committee (Lead Independent Trustee from 2001 until 2005)	Co-Founder, Chairman, President and CEO of Crystal Geyser Water Company.	N/A
Isaiah Harris, Jr., 56	Trustee, since 2009, Advisory Board Member, from 2008 to 2009

Retired.  President and CEO of BellSouth Advertising and Publishing Corp from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State University Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation (insurance); Deluxe Corporation (financial and small business services)
Judith M. Johnson, 60	Trustee, since 2008, Chair of Audit Committee	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.	N/A
David F. Larcker, 59	Trustee, since 2009, Advisory Board Member, from 2008 to 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University. Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A
Olivia S. Mitchell, 57	Trustee, since 2006

International Foundation of Employee Benefit Plans Professor of Insurance and Risk Management, Wharton School, University of Pennsylvania since 1993. Director of the Pension Research Council and the Boettner Center on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center.  Research associate, National Bureau of Economic Research.  Prior thereto, Professor at Cornell University from 1978 to 1993.

N/A
Timothy J. Penny, 57	Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

N/A
Donald C. Willeke, 69	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 to present.	N/A
OFFICERS
Karla M. Rabusch, 50	President, since 2003

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

N/A
C. David Messman, 49	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.	N/A
Debra Ann Early, 45	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

N/A
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
David Berardi, 34	Assistant Treasurer, since 2009

Vice President of Evergreen Investment Management Company, LLC since 2008. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC since 2004.

N/A
Jeremy DePalma, 35	Assistant Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2008. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration since 2005.

N/A

1 Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

2 Immediately following the consummation of the first reorganization of an Evergreen fund with a Wells Fargo Advantage Fund (presently expected to occur on or about July 9, 2010), Mr. Michael S. Scofield and Mr. K. Dun Gifford, current Trustees of the Evergreen funds will join the Board of Trustees of the Trust. Messrs. Scofield and Gifford have each served as Trustees of the Evergreen fund family for over 25 years. Mr. Scofield is a retired attorney of the Law Offices of Michael S. Scofield, and a Director and Chairman of Branded Media Corporation (a multi-media branding company). Mr. Gifford is the Chairman and President of Oldways Preservation and Exchange Trust (education) and a Trustee, Member of the Executive Committee, and former Treasurer of Cambridge College.

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee other than that no person shall stand for election or be appointed as a Trustee if such person has already reached the age of 72. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Trustee candidates and a process for evaluating potential conflicts of interest, which identifies certain disqualifying conflicts.  None of the current Trustees is an “interested person” of the Trust as that term is defined in the 1940 Act.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, Funds Management, sub-advisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees.  Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a board member of the Trust and the other Trusts in the Fund Complex (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below.  Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

Peter G. Gordon.    Mr. Gordon has been a Trustee since 1998, Chairman of the Board of Trustees since 2005, the Lead Independent Trustee from 2001 through 2005, and Chairman of the Governance Committee since 2005, with respect to all of the Trusts in the Fund Complex.  In addition, he has over 30 years of executive and business experience as the co-founder, Chairman, President and CEO of Crystal Geyser Water Company.

Isaiah Harris, Jr.   Mr. Harris has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009.  He has been the Chairman of the Board of CIGNA Corporation since 2009, and has been a director of CIGNA Corporation since 2005.  He also has been a director of Deluxe Corporation since 2003.  As a director of these and other public companies, he has served on board committees, including Governance, Audit and Compensation Committees.  Mr. Harris served in senior executive positions, including as president, chief executive officer, vice president of finance and/or chief financial officer, of operating companies for approximately 20 years.

Judith M. Johnson.   Ms. Johnson has served as a Trustee of the Trusts in the Fund Complex since 2008 and as Chair of the Audit Committee since 2009.  She served as the Chief Executive Officer and Chief Investment Officer of the Minneapolis Employees Retirement Fund for twelve years until her retirement in 2008.   Ms. Johnson is a licensed attorney, as well as a certified public accountant and a certified managerial accountant. Ms. Johnson has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.

David F. Larcker.  Mr. Larcker has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009.  Mr. Larcker is the James Irvin Miller Professor of Accounting at the Graduate School of Business of Stanford University.  He is also the Director of the Corporate Governance Research Program and Co-director of The Rock Center for Corporate Governance at Stanford University.  He has been a professor of accounting for over 30 years.  He has written numerous articles on a range of topics, including managerial accounting, financial statement analysis and corporate governance.

Olivia S. Mitchell.   Ms. Mitchell has served as a Trustee of the Trusts in the Fund Complex since 2006.  Ms. Mitchell is Department Chair and Professor, Department of Insurance and Risk Management, and International Foundation of Employee Benefit Plans Professor at the Wharton School of the University of Pennsylvania.  She also serves in senior positions with academic and policy organizations that conduct research on pensions, retirement, insurance and related topics, including as Executive Director of the Pension Research Council and Director of the Boettner Center on Pensions and Retirement Research, both of the University of Pennsylvania.  She has been a professor of economics, insurance and risk management for over 30 years.  She has written numerous articles and books on a range of topics, including retirement risk management, private and social insurance, and health and retirement analysis and policy.

Timothy J. Penny.  Mr. Penny has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996.  He has been President and CEO of Southern Minnesota Initiative Foundation since 2007 and a Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995.  He also serves as a member of the board of another non-profit organization.  Mr. Penny was a member of the U.S. House of Representatives for 12 years representing Southeastern Minnesota’s First Congressional District.

Donald C. Willeke.  Mr. Willeke has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996.  Previously, he served on the board of trustees of another registered investment company.  He is an attorney in private practice and has served as General Counsel of the Minneapolis Employees Retirement Fund for more than 25 years.

Board of Trustees – Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Trust and the Funds rests with the Board of Trustees. The Board has engaged Funds Management to manage the Funds on a day-to day basis.  The Board is responsible for overseeing Funds Management and other service providers in the operation of the Trust in accordance with the provisions of the 1940 Act, applicable provisions of Delaware law, other applicable laws and the Fund’s charter. The Board is currently composed of seven members, each of whom is an Independent Trustee. The Board currently conducts regular meetings five times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s charter document, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally.  The Board has established a Governance Committee and an Audit Committee to assist the Board in the oversight and direction of the business and affairs of the Trust, and from to time may establish informal working groups or appoint independent consultants to review and address the policies and practices of the Trust with respect to certain specified matters. Additionally, the Board has established investment teams to review in detail the performance of each of the Funds, in light of each Fund’s investment objectives and strategies, to meet with portfolio managers, and to report back to the full Board.  The Board believes that the Board’s current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight.  The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

The Funds and Trusts are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others.  Day-to-day risk management functions are subsumed within the responsibilities of Funds Management, the sub-advisers and other service providers (depending on the nature of the risk), who carry out the Funds’ investment management and business affairs.  Each of Funds Management, the sub-advisers and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.

Risk oversight forms part of the Board’s general oversight of the Funds and Trusts and is addressed as part of various Board and Committee activities.  The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects.  As part of its regular oversight of the Trusts, theBoard, directly or through a Committee, interacts with and reviews reports from, among others, Funds Management, sub-advisers, the Chief Compliance Officer of the Funds, the independent registered public accounting firm for the Funds, and internal auditors for Funds Management or its affiliates, as appropriate, regarding risks faced by the Funds and relevant risk functions.  The Board, with the assistance of its investment teams, reviews investment policies and risks in connection with its review of the Funds’ performance.  The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers.  In addition, as part of the Board’s periodic review of the Funds’ advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible.  With respect to valuation, the Board oversees a management valuation team comprised of officers of Funds Management, has approved and periodically reviews valuation policies applicable to valuing the Fund shares and has established a valuation committee of Trustees.  The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees

As noted above, the Board has established a standing Governance Committee, a standing Audit Committee and a standing Valuation Committee to assist the Board in the oversight and direction of the business and affairs of the Trust. Each such Committee operates pursuant to a charter approved by the Board and is chaired by an Independent Trustee. Each Independent Trustee is a member of the Trust’s Governance Committee, Audit Committee and Valuation Committee.

(1) Governance Committee. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust’s management. Pursuant to the Trust’s charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. The Governance Committee meets only as necessary and met once during 2009. Peter G. Gordon serves as the chairman of the Governance Committee.

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee’s consideration, which are set forth in the Trusts’ Governance Committee Charter. The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five calendar days nor more than seventy-five calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the “candidate”), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

The Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an “advisory board,” as such term is defined in Section 2(a)(1) of the 1940 Act (“Advisory Trustees”). An individual may be eligible to serve as an Advisory Trustee only if that individual meets the requirements to be a “non-interested” Trustee under the 1940 Act and does not otherwise serve the Trust in any other capacity. Any Advisory Trustee shall serve at the pleasure of the Board and may be removed, at any time, with or without cause, by the Board. An Advisory Trustee may be nominated and elected as a Trustee, at which time he or she shall cease to be an Advisory Trustee. Advisory Trustees shall perform solely advisory functions. Unless otherwise specified by the Committee or the Board, Advisory Trustees are invited to attend meetings of the Board and all committees of the Board. Advisory Trustees shall participate in meeting discussions but do not have a vote upon any matter presented to the Board or any committee of the Board, nor do they have any power or authority to act on behalf of or to bind the Board, any committee of the Board or the Trust. Advisory Trustees shall not have any responsibilities or be subject to any liabilities imposed upon Trustees by law or otherwise. Advisory Trustees shall be entitled, to the maximum extent permitted by law, to be indemnified by the Trust and shall be covered by any liability insurance coverage that extends to Trustees and officers of the Trust. Advisory Trustees shall be paid the same meeting fees payable to Trustees and shall have their expenses reimbursed in accordance with existing Board expense reimbursement policies. Advisory Trustees shall not receive any retainer fees.

(2) Audit Committee. The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met four times during 2009. Judith M. Johnson serves as the chairperson of the Audit Committee.

(3) Valuation Committee.  The Board has delegated to the Valuation Committee the authority to take any necessary or appropriate action and address any issues regarding the valuation of Fund portfolio securities under the Trust’s valuation procedures, including determining the fair value of securities between Board regularly scheduled meetings in instances where that determination has not otherwise been delegated to the valuation team (“Management Valuation Team”) of Funds Management.  The Board considers for ratification at each quarterly meeting any valuation actions taken by the Valuation Committee or the Management Valuation Team during the previous quarter that require ratification.  Any one member of the Valuation Committee may constitute a quorum for a meeting of the committee.  The Valuation Committee convened approximately four times during 2009.

Beneficial Equity Ownership Information. As of the calendar year ended December 31, 2009, the Trustees, the Advisory Board Members and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the dollar value of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: $0; $1-$10,000; $10,001- $50,000; $50,001-$100,000; and over $100,000. Since the Fund has not yet commenced operations, beneficial ownership information with respect to the Fund is not available.

Beneficial Equity Ownership in the Fund Complex Calendar Year Ended December 31, 2009

		Independent Trustees
	Peter G.	Isaiah	Judith M.	David F.	Olivia S.	Timothy J.	Donald C.
	Gordon	Harris, Jr.[2]	Johnson	Larcker[2]	Mitchell	Penny	Willeke
Fund
Complex[1]	over $100,000	over $100,000	$0	$0	over $100,000	over $100,000	over $100,000

[1]	Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of 133 funds) as of the calendar year end.

[2]	Messrs. Harris and Larcker were elected to the Board as Independent Trustees effective April 17, 2009.

     Ownership of Securities of Certain Entities. As of the calendar year ended December 31, 2009, none of the Independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

Administrator

     The Trust has retained Funds Management (the "Administrator"), the investment adviser for the Funds, located at 525 Market Street, 12th Floor, San Francisco, CA 94105, as administrator on behalf of the Funds pursuant to an Administration Agreement. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

Share Class	Fund-Level Admin. Fee	Class-Level Admin. Fee	Total Admin. Fee
Sweep Class	First $5B 0.05% Next $5B 0.04% Over $10B 0.03%	0.22%	First $5B 0.27% Next $5B 0.26% Over $10B 0.25%

Distributor

                Wells Fargo Funds Distributor, LLC (the "Distributor"), an affiliate of Funds Management located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Funds.

                Wells Fargo Advantage Government Money Market Fund and Wells Fargo Advantage Treasury Plus Money Market Fund, for their Sweep Class shares, have adopted a distribution plan (the "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule"). The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

                Under the Plan and pursuant to the related Distribution Agreement, the Sweep Class shares of the Funds pay the Distributor, on a monthly basis, an annual fee of 0.35% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses. The Sweep Class shares of the Funds have not commenced operations as of the date of this SAI, and as a result, have no reportable distribution-related expenses.

                The actual fee payable to the Distributor by these Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the Financial Industry Regulatory Authority ("FINRA") under the Conduct Rules. The Distributor's distribution-related revenues from the Plan may be more or less than distribution-related expenses incurred during the period. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

                The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

                Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds is designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

Shareholder Servicing Agent

                The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, shareholder servicing agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a shareholder servicing agent is entitled from each applicable Fund a fee up to the fees listed below on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the shareholder servicing agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Board and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

Fund	Fee
Government Money Market Fund and Treasury Plus Money Market Fund	Sweep Class 0.25%

General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees of the Trust and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Board and the Non-Interested Trustees.

                The Shareholder Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Ticker Symbols

Wells Fargo Advantage Treasury Plus Money Market Fund – Class A (PIVXX), Institutional Class (PISXX), Service Class (PRVXX)

Wells Fargo Advantage Government Money Market Fund – Class A (WFGXX), Institutional Class (GVIXX), Service Class (NWGXX)

 WELLS FARGO FUNDS TRUST

PROXY CARDS

At the Special Meeting, we will ask shareholders to vote on:

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 8, 2010

The undersigned hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of the Fund, a series of the Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of the Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.  If you wish to attend the Meeting in person, please call 800-343-2898 for instructions.

The execution of this proxy is not intended to, and does not, revoke any prior proxies or powers of attorney other than the revocation, in accordance with the law of the State of Delaware and applicable federal securities laws, of any proxy previously granted specifically in connection with the voting of the shares subject hereto.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

____________________________________________________

Signature                                          Date                      Signature (if held jointly)           Date

________________________________________

Title, if a corporation, partnership or other entity

▲  PLEASEFOLD HERE – DO NOT TEAR  ▲

YOUR VOTE IS IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN.  THE MATTER WE ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER.  PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR VOTE USING ANY OF THE METHODS DESCRIBED BELOW.

Three simple methods to vote your proxy:

1. Internet:

Log on to www.proxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number found in the box at the right at the time you execute your vote.

Control Number:
2. Touchtone Phone:	Simply dial toll-free 1-866-458-9856 and follow the automated instructions. Please have this proxy card available at the time of the call.
3. Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

If you would like another copy of the proxy material, they are available at www.proxyonline.com.  You will need your control number above to log in.

TAGID: “TAG ID”                                                                                                                                                                               CUSIP: “CUSIP”

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED BELOW OR FOR PROPOSAL 1 IF YOU SIGN, DATE AND RETURN THIS PROXY, BUT NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE FOR PROPOSAL 1.   IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

THIS PROXY WILL BE GOVERNED BY AND CONSTRUED IN ACCORDANCE WITH THE LAWS OF THE STATE OF DELAWARE AND APPLICABLE FEDERAL SECURITIES LAW.

PLEASE MARK YOUR VOTE AS IN THIS EXAMPLE.       Xx

Proposal 1:	As a Shareholder of the Fund, you are being asked to approve a fund merger between:

Your Fund:	Evergreen Institutional U.S. Government Money Market Fund (the “Fund”)
Acquiring Fund:	Wells Fargo Advantage Government Money Market Fund (the “Acquiring Fund”)

PROPOSAL DETAILS:

To approve the Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of the Fund, a series of the Trust, including the acquisition of all the assets of the Fund, by the Acquiring Fund, a series of Wells Fargo Funds Trust, in exchange for shares of the Acquiring Fund and the assumption by Acquiring Fund of all of the liabilities of the Fund.  The Plan also provides for the prompt distribution of those shares of the Acquiring Fund to shareholders of the Fund and the liquidation and termination of the Fund.

	FOR	AGAINST	ABSTAIN
	□	□	□

YOU CAN VOTE ON THE INTERNET, BY TELEPHONE OR BY MAIL.

PLEASE SEE THE REVERSE SIDE FOR INSTRUCTIONS.

YOUR VOTE IS IMPORTANT.

WE URGE YOU TO VOTE PROMPTLY.

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 8, 2010

The undersigned hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of the Fund, a series of the Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of the Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.  If you wish to attend the Meeting in person, please call 800-343-2898 for instructions.

The execution of this proxy is not intended to, and does not, revoke any prior proxies or powers of attorney other than the revocation, in accordance with the law of the State of Delaware and applicable federal securities laws, of any proxy previously granted specifically in connection with the voting of the shares subject hereto.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

____________________________________________________

Signature                                          Date                      Signature (if held jointly)           Date

________________________________________

Title, if a corporation, partnership or other entity

▲  PLEASEFOLD HERE – DO NOT TEAR  ▲

YOUR VOTE IS IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN.  THE MATTER WE ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER.  PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR VOTE USING ANY OF THE METHODS DESCRIBED BELOW.

Three simple methods to vote your proxy:

1. Internet:

Log on to www.proxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number found in the box at the right at the time you execute your vote.

Control Number:
2. Touchtone Phone:	Simply dial toll-free 1-866-458-9856 and follow the automated instructions. Please have this proxy card available at the time of the call.
3. Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

If you would like another copy of the proxy material, they are available at www.proxyonline.com.  You will need your control number above to log in.

TAGID: “TAG ID”                                                                                                                                                                               CUSIP: “CUSIP”

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED BELOW OR FOR PROPOSAL 1 IF YOU SIGN, DATE AND RETURN THIS PROXY, BUT NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE FOR PROPOSAL 1.   IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

THIS PROXY WILL BE GOVERNED BY AND CONSTRUED IN ACCORDANCE WITH THE LAWS OF THE STATE OF DELAWARE AND APPLICABLE FEDERAL SECURITIES LAW.

PLEASE MARK YOUR VOTE AS IN THIS EXAMPLE.       Xx

Proposal 1:	As a Shareholder of the Fund, you are being asked to approve a fund merger between:

Your Fund:	Evergreen U.S. Government Money Market Fund (the “Fund”)
Acquiring Fund:	Wells Fargo Advantage Government Money Market Fund (the “Acquiring Fund”)

PROPOSAL DETAILS:

To approve the Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of the Fund, a series of the Trust, including the acquisition of all the assets of the Fund, by the Acquiring Fund, a series of Wells Fargo Funds Trust, in exchange for shares of the Acquiring Fund and the assumption by Acquiring Fund of all of the liabilities of the Fund.  The Plan also provides for the prompt distribution of those shares of the Acquiring Fund to shareholders of the Fund and the liquidation and termination of the Fund.

	FOR	AGAINST	ABSTAIN
	□	□	□

YOU CAN VOTE ON THE INTERNET, BY TELEPHONE OR BY MAIL.

PLEASE SEE THE REVERSE SIDE FOR INSTRUCTIONS.

YOUR VOTE IS IMPORTANT.

WE URGE YOU TO VOTE PROMPTLY.

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 8, 2010

The undersigned hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of the Fund, a series of the Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of the Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.  If you wish to attend the Meeting in person, please call 800-343-2898 for instructions.

The execution of this proxy is not intended to, and does not, revoke any prior proxies or powers of attorney other than the revocation, in accordance with the law of the State of Delaware and applicable federal securities laws, of any proxy previously granted specifically in connection with the voting of the shares subject hereto.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

____________________________________________________

Signature                                          Date                      Signature (if held jointly)           Date

________________________________________

Title, if a corporation, partnership or other entity

▲  PLEASEFOLD HERE – DO NOT TEAR  ▲

YOUR VOTE IS IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN.  THE MATTER WE ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER.  PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR VOTE USING ANY OF THE METHODS DESCRIBED BELOW.

Three simple methods to vote your proxy:

1. Internet:

Log on to www.proxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number found in the box at the right at the time you execute your vote.

Control Number:
2. Touchtone Phone:	Simply dial toll-free 1-866-458-9856 and follow the automated instructions. Please have this proxy card available at the time of the call.
3. Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

If you would like another copy of the proxy material, they are available at www.proxyonline.com.  You will need your control number above to log in.

TAGID: “TAG ID”                                                                                                                                                                               CUSIP: “CUSIP”

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED BELOW OR FOR PROPOSAL 1 IF YOU SIGN, DATE AND RETURN THIS PROXY, BUT NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE FOR PROPOSAL 1.   IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

THIS PROXY WILL BE GOVERNED BY AND CONSTRUED IN ACCORDANCE WITH THE LAWS OF THE STATE OF DELAWARE AND APPLICABLE FEDERAL SECURITIES LAW.

PLEASE MARK YOUR VOTE AS IN THIS EXAMPLE.       Xx

Proposal 1:	As a Shareholder of the Fund, you are being asked to approve a fund merger between:

Your Fund:	Evergreen Institutional Treasury Money Market Fund (the “Fund”)
Acquiring Fund:	Wells Fargo Advantage Treasury Plus Money Market Fund (the “Acquiring Fund”)

PROPOSAL DETAILS:

To approve the Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of the Fund, a series of the Trust, including the acquisition of all the assets of the Fund, by the Acquiring Fund, a series of Wells Fargo Funds Trust, in exchange for shares of the Acquiring Fund and the assumption by Acquiring Fund of all of the liabilities of the Fund.  The Plan also provides for the prompt distribution of those shares of the Acquiring Fund to shareholders of the Fund and the liquidation and termination of the Fund.

	FOR	AGAINST	ABSTAIN
	□	□	□

YOU CAN VOTE ON THE INTERNET, BY TELEPHONE OR BY MAIL.

PLEASE SEE THE REVERSE SIDE FOR INSTRUCTIONS.

YOUR VOTE IS IMPORTANT.

WE URGE YOU TO VOTE PROMPTLY

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of the Fund, a series of the Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of the Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.  If you wish to attend the Meeting in person, please call 800-343-2898 for instructions.

The execution of this proxy is not intended to, and does not, revoke any prior proxies or powers of attorney other than the revocation, in accordance with the law of the State of Delaware and applicable federal securities laws, of any proxy previously granted specifically in connection with the voting of the shares subject hereto.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

____________________________________________________

Signature                                          Date                      Signature (if held jointly)           Date

________________________________________

Title, if a corporation, partnership or other entity

▲  PLEASEFOLD HERE – DO NOT TEAR  ▲

YOUR VOTE IS IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN.  THE MATTER WE ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER.  PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR VOTE USING ANY OF THE METHODS DESCRIBED BELOW.

Three simple methods to vote your proxy:

1. Internet:

Log on to www.proxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number found in the box at the right at the time you execute your vote.

Control Number:
2. Touchtone Phone:	Simply dial toll-free 1-866-458-9856 and follow the automated instructions. Please have this proxy card available at the time of the call.
3. Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

If you would like another copy of the proxy material, they are available at www.proxyonline.com.  You will need your control number above to log in.

TAGID: “TAG ID”                                                                                                                                                                               CUSIP: “CUSIP”

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED BELOW OR FOR PROPOSAL 1 IF YOU SIGN, DATE AND RETURN THIS PROXY, BUT NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE FOR PROPOSAL 1.   IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

THIS PROXY WILL BE GOVERNED BY AND CONSTRUED IN ACCORDANCE WITH THE LAWS OF THE STATE OF DELAWARE AND APPLICABLE FEDERAL SECURITIES LAW.

PLEASE MARK YOUR VOTE AS IN THIS EXAMPLE.       Xx

Proposal 1:	As a Shareholder of the Fund, you are being asked to approve a fund merger between:

Your Fund:	Evergreen Treasury Money Market Fund (the “Fund”)
Acquiring Fund:	Wells Fargo Advantage Treasury Plus Money Market Fund (the “Acquiring Fund”)

PROPOSAL DETAILS:

To approve the Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of the Fund, a series of the Trust, including the acquisition of all the assets of the Fund, by the Acquiring Fund, a series of Wells Fargo Funds Trust, in exchange for shares of the Acquiring Fund and the assumption by Acquiring Fund of all of the liabilities of the Fund.  The Plan also provides for the prompt distribution of those shares of the Acquiring Fund to shareholders of the Fund and the liquidation and termination of the Fund.

	FOR	AGAINST	ABSTAIN
	□	□	□

YOU CAN VOTE ON THE INTERNET, BY TELEPHONE OR BY MAIL.

PLEASE SEE THE REVERSE SIDE FOR INSTRUCTIONS.

YOUR VOTE IS IMPORTANT.

WE URGE YOU TO VOTE PROMPTLY

WELLS FARGO FUNDS TRUST

PART C

OTHER INFORMATION

Item 15.	INDEMNIFICATION.

Under the terms of the Amended and Restated Declaration of Trust of the Registrant, incorporated by reference as Exhibit 1 hereto, provides for the indemnification of the Registrant’s Trustees, officers, employees and agents. The following sections of Article IX provide as follows:

Section 1.Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future (each a “Covered Person,” and collectively the “Covered Persons”), shall be personally liable therefor. Notwithstanding any provision in this Article IX, neither the investment adviser, Principal Underwriter or other service providers, nor any officers, employees or other agents of such entities, shall be indemnified pursuant to this Article IX, except that dual officers, employees or other agents of the Trust and such entities shall be entitled to indemnification pursuant to this Article IX but only to the extent that such officer, employee or other agent was acting in his or her capacity as an officer, employee or agent of the Trust in the conduct that gave rise to the claim for indemnification. No Covered Person shall be liable to the Trust or to any Shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Covered Person in good faith on behalf of the Trust, a Series or a Class, and in a manner reasonably believed to be within the scope of authority conferred on such Covered Person by this Declaration, except that a Covered Person shall be liable for any loss, damage or claim incurred by reason of such Covered Person’s bad faith, gross negligence, willful misconduct or reckless disregard of the duties involved in the conduct of his or her office.

Section 2.Mandatory Indemnification. (a) Subject only to the express limitations in the 1940 Act, other applicable laws, and sub-paragraph (b) below, the Trust or the appropriate Series shall indemnify each of its Covered Persons to the fullest extent permitted under the 1940 Act and other applicable laws, including, but not limited to, against all liabilities and expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred in the settlement thereof.

As used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, reasonable attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) Notwithstanding any provision to the contrary contained herein, no Covered Person shall be entitled to indemnification for any liability arising by reason of such Covered Person’s willful misfeasance, bad faith, gross negligence, or the reckless disregard of duties owed to the Trust (“disabling conduct”).

(c) No indemnification or advance shall be made under this Article IX to the extent such indemnification or advance:

would be inconsistent with a provision of the Declaration, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

would be inconsistent with any condition expressly imposed by a court in a judgment, order, or approval of a settlement.

(d) Any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that the Covered Person was not liable by reason of disabling conduct by:

(i)	a final decision on the merits by a court or other body before whom the proceeding was brought; or

(ii)

in the absence of such a decision, by any reasonable and fair means established in accordance with, and subject to the requirements and limitations of, Section 17(h) of the 1940 Act and any interpretation thereunder by the Commission or its staff.

(e) The rights of indemnification herein provided may be insured against by policies of insurance maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(f) To the maximum extent permitted by the 1940 Act and other applicable laws, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Article IX shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Article IX; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Article IX; provided, however, that the Trust shall not be obligated to pay the expenses of any agent acting pursuant to a written contract with the Trust, except to the extent required by such contract.

(g) Any repeal or modification of this Article IX shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, affect any limitation on the liability of any Covered Person in an a manner that would be adverse to such Covered Person or affect any indemnification available to any Covered Person in a manner that would be adverse to such Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Item 16.	EXHIBITS.

All references to the “Registration Statement” in the following list of Exhibits refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253).

Exhibit Number	Description
(1)	Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(2)	Not Applicable

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization. Included herewith as Exhibit A to the Prospectus/Proxy Statement in Part A of this Registration Statement.

(5)	Not Applicable.
(6)(a)

Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(6)(b)

Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(6)(c)

Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Schedule A, and Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(6)(d)

Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC), incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

(6)(e)

Investment Sub-Advisory Agreement with Global Index Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006. Appendix A and B, incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.  Appendix B, included by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(6)(f)

Investment Sub-Advisory Agreement with Systematic Financial Management, L.P., incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.

(6)(g)

Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(6)(h)

Investment Sub-Advisory Agreement with Cooke & Bieler, L.P., incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.

(6)(i)

Investment Sub-Advisory Agreement with Artisan Partners Limited Partnership, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.

(6)(j)	Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010.

(6)(k)

Investment Sub-Advisory Agreement with Matrix Asset Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

(6)(l)	Sub-Advisory Agreement with Phocas Financial Corporation, incorporated by reference to Post-Effective Amendment No. 122, filed March 21, 2008.

(6)(m)	Sub-Advisory Agreement with Nelson Capital Management, LLC, incorporated by reference to Post-Effective Amendment No. 131, filed October 1, 2008.
(6)(n)	Sub-Advisory Agreement with Evergreen Investment Management, LLC (“Evergreen Investments”), incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.
(7)

Distribution Agreement with Wells Fargo Funds Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 84, filed July 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(8)	Not Applicable.
(9)(a)	Master Custodian Agreement with State Street Bank & Trust Company incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(9)(b)

Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 134, filed January 28, 2009. Schedule 4 incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(10)(a)

Distribution Plan, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 127, filed July 1, 2008; Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(10)(b)

Rule 18f-3 Multi-Class Plan, incorporated by reference to Post-Effective Amendment No. No. 131, filed October1, 2008; Appendix A, incorporated by reference to Post-Effective Amendment No. 134, filed January 28, 2009.

(11)	Legal Opinion, incorporated by reference to the Registration Statement on Form N-14 filed on February 16, 2010.

(12)	[See Item 17(3) of this Part C.] Tax Opinion and Consent of Proskauer Rose LLP. To be filed by Amendment.

(13)(a)

Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(13)(b)

Administration Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Schedule A to Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(13)(c)

Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006; Schedule A, incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010.

(13)(d)

Shareholder Servicing Plan, incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(13)(e)	Administrative and Shareholder Servicing Agreement, Form of Agreement, incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.

(14)(a)

Consent of Independent Registered Public Accounting Firm (Evergreen Money Market Trust on behalf of Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market Fund), filed herewith.

(14)(b)

Consent of Independent Registered Public Accounting Firm (Evergreen Select Money Market Trust on behalf of Evergreen Institutional Treasury Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund), filed herewith.

(14)(c)

Consent of Independent Registered Public Accounting Firm (Wells Fargo Funds Trust on behalf of Wells Fargo Advantage Treasury Plus Money Market Fund and Wells Fargo Advantage Government Money Market Fund), filed herewith.

(15)	Not Applicable.

(16)	Powers of Attorney, incorporated by reference to the Registration Statement on Form N-14 filed on February 16, 2010.

ITEM 17.	UNDERTAKINGS.

(1)

Wells Fargo Advantage Funds agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion or ruling, but in any event no later than one business day after consummation of the Reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No.1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the April 1, 2010.

WELLS FARGO FUNDS TRUST

By:	/s/ C. David Messman
C. David Messman Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.1 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the April 1, 2010.

SIGNATURES	TITLE

President and/or Principal Executive Officer
Karla M. Rabusch *

Kasey Phillips*	Treasurer
(Principal Financial Officer)

A Majority of the Trustees*
Trustee
Isaiah Harris, Jr.	Trustee
Peter G. Gordon	Trustee
Judith M, Johnson	Trustee
David F. Larcker	Trustee
Timothy J. Penny	Trustee
Donald C. Willeke	Trustee
Olivia S. Mitchell	Trustee

/s/ C. David Messman
*By:
C. David Messman
(Attorney-in-Fact)

WELLS FARGO FUNDS TRUST

N-14 Exhibit Index

Exhibit Number	Description
(14)(a)	Consent of Independent Registered Public Accounting Firm (Evergreen Money Market Trust on behalf of Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market Fund).

(14)(b)

Consent of Independent Registered Public Accounting Firm (Evergreen Select Money Market Trust on behalf of Evergreen Institutional Treasury Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund).

(14)(c)

Consent of Independent Registered Public Accounting Firm (Wells Fargo Funds Trust on behalf of Wells Fargo Advantage Treasury Plus Money Market Fund and Wells Fargo Advantage Government Money Market Fund).